      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JULY 7, 1998



                                               1933 ACT REGISTRATION NO. 2-74549
                                             1940 ACT REGISTRATION NO. 811-03297

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                             ---------------------

                                   FORM N-1A
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

                        POST-EFFECTIVE AMENDMENT NO. 26

                                     AND/OR
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 /X/

                                AMENDMENT NO. 22


                            ------------------------


                        AIM INVESTMENT PORTFOLIOS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)


                       50 CALIFORNIA STREET, 27TH FLOOR,
                        SAN FRANCISCO, CALIFORNIA 94111
              (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)
              REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 (415) 392-6181

                            ------------------------

  MICHAEL A. SILVER, ESQ.       SAMUEL D. SIRKO, ESQ.           ARTHUR J. BROWN, ESQ.
    INVESCO (NY), INC.          A I M ADVISORS, INC.           R. DARRELL MOUNTS, ESQ.
   50 CALIFORNIA STREET,         11 GREENWAY PLAZA,           KIRKPATRICK & LOCKHART LLP
        27TH FLOOR                    SUITE 100            1800 MASSACHUSETTS AVENUE, N.W.,
  SAN FRANCISCO, CA 94111       HOUSTON, TEXAS 77046                  2ND FLOOR
(NAME AND ADDRESS OF AGENT          713-626-1919                WASHINGTON, D.C. 20036
       FOR SERVICE)                                                 (202) 778-9000

                            ------------------------

             IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE:

     / /  IMMEDIATELY UPON FILING PURSUANT TO PARAGRAPH (b) OF RULE 485.


    / / ON               PURSUANT TO PARAGRAPH (b) OF RULE 485 OR SUCH OTHER
        DATE AS IT MAY BE DECLARED EFFECTIVE BY THE SECURITIES AND EXCHANGE COMMISSION.


    / / 60 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(1) OF RULE 485.


    /X/  ON SEPTEMBER 8, 1998 PURSUANT TO PARAGRAPH (a)(1) OF RULE 485.


    / / 75 DAYS AFTER FILING PURSUANT TO PARAGRAPH (a)(2) OF RULE 485.


    / /  ON              PURSUANT TO PARAGRAPH (a)(2) OF RULE 485.
    IF APPROPRIATE, CHECK THE FOLLOWING BOX:
    / / THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE FOR A
        PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                        AIM INVESTMENT PORTFOLIOS, INC.
                      CONTENTS OF POST-EFFECTIVE AMENDMENT



    This post-effective amendment to the registration statement of AIM Investment Portfolios, Inc. contains the following documents:



Facing Sheet
Contents of Post-Effective Amendment
Cross-Reference Sheet
Part A        --      Prospectus
              --      AIM Dollar Fund
              --      Prospectus -- Advisor Class
              --      AIM Dollar Fund
Part B        --      Statement of Additional Information
              --      AIM Dollar Fund
              --      Statement of Additional Information -- Advisor Class
              --      AIM Dollar Fund
Part C        --      Other Information
Signature Page
              --      AIM Investment Portfolios, Inc.
Exhibits

                        AIM INVESTMENT PORTFOLIOS, INC.
                             CROSS-REFERENCE SHEET
            BETWEEN ITEMS ENUMERATED IN FORM N-1A AND THIS AMENDMENT


                       PROSPECTUS -- CLASS A AND CLASS B


ITEM NO. OF
PART A OF FORM N-1A                                              CAPTIONS IN PROSPECTUS
-------------------------------------------  ---------------------------------------------------------------
       1.  Cover Page......................  Cover Page
       2.  Synopsis........................  Summary
       3.  Condensed Financial
           Information.....................  Financial Highlights
       4.  General Description of
           Registrant......................  Investment Objective and Policies; Management; General
                                             Information
       5.  Management of the
           Fund............................  Management
      5A.  Management's
           Discussion of Fund
           Performance.....................  Not Applicable
       6.  Capital Stock and Other
           Securities......................  Dividends, Distributions and Tax Matters; General Information
       7.  Purchase of Securities
           Being Offered...................  How to Purchase Shares; Exchange Privilege; Determination of
                                             Net Asset Value; Management; Terms and Conditions of Purchase
                                             of the AIM Funds; Special Plans
       8.  Redemption or
           Repurchase......................  How to Redeem Shares; Determination of Net Asset Value
       9.  Pending Legal
           Proceedings.....................  Not Applicable

                        AIM INVESTMENT PORTFOLIOS, INC.
                             CROSS-REFERENCE SHEET
            BETWEEN ITEMS ENUMERATED IN FORM N-1A AND THIS AMENDMENT


                          PROSPECTUS -- ADVISOR CLASS


ITEM NO. OF
PART A OF FORM N-1A                                              CAPTIONS IN PROSPECTUS
-------------------------------------------  ---------------------------------------------------------------
       1.  Cover Page......................  Cover Page
       2.  Synopsis........................  Summary
       3.  Condensed Financial
           Information.....................  Financial Highlights
       4.  General Description of
           Registrant......................  Investment Objective and Policies; Management; General
                                             Information
       5.  Management of the
           Fund............................  Management
      5A.  Management's
           Discussion of Fund
           Performance.....................  Not Applicable
       6.  Capital Stock and Other
           Securities......................  Dividends, Distributions and Tax Matters; General Information
       7.  Purchase of Securities
           Being Offered...................  How to Purchase Shares; Exchange Privilege; Determination of
                                             Net Asset Value; Management; Terms and Conditions of Purchase
                                             of the AIM Funds; Special Plans
       8.  Redemption or
           Repurchase......................  How to Redeem Shares; Determination of Net Asset Value
       9.  Pending Legal
           Proceedings.....................  Not Applicable

                        AIM INVESTMENT PORTFOLIOS, INC.
                             CROSS-REFERENCE SHEET
            BETWEEN ITEMS ENUMERATED IN FORM N-1A AND THIS AMENDMENT


           STATEMENT OF ADDITIONAL INFORMATION -- CLASS A AND CLASS B


ITEM NO. OF
PART B OF FORM N-1A                         CAPTIONS IN STATEMENT OF ADDITIONAL INFORMATION
---------------------------------  ------------------------------------------------------------------
10. Cover Page...................  Cover Page
11. Table of Contents............  Table of Contents
12. General Information and
     History.....................  Cover Page
13. Investment Objective
     and Policies................  Investment Objective and Policies; Investment Limitations
14. Management of the
     Fund........................  Trustees and Executive Officers; Management
15. Control Persons and
     Principal Holders of
     Securities..................  Trustees and Executive Officers; Management
16. Investment Advisory and
     Other Services..............  Management; Additional Information
17. Brokerage Allocation and
     Other Practices.............  Execution of Portfolio Transactions
18. Capital Stock and Other
     Securities..................  Not Applicable
19. Purchase, Redemption
     and Pricing of Securities
     Being Offered...............  Valuation of Fund Shares; How to Purchase and Redeem Shares
20. Tax Status...................  Dividends and Federal Income Taxation
21. Underwriters.................  Management
22. Calculation of
     Performance Data............  Investment Results
23. Financial Statements.........  Financial Statements

                        AIM INVESTMENT PORTFOLIOS, INC.
                             CROSS-REFERENCE SHEET
            BETWEEN ITEMS ENUMERATED IN FORM N-1A AND THIS AMENDMENT


              STATEMENT OF ADDITIONAL INFORMATION -- ADVISOR CLASS


ITEM NO. OF
PART B OF FORM N-1A                         CAPTIONS IN STATEMENT OF ADDITIONAL INFORMATION
---------------------------------  ------------------------------------------------------------------
10. Cover Page...................  Cover Page
11. Table of Contents............  Table of Contents
12. General Information and
     History.....................  Cover Page
13. Investment Objective
     and Policies................  Investment Objective and Policies; Investment Limitations
14. Management of the
     Fund........................  Trustees and Executive Officers; Management
15. Control Persons and
     Principal Holders of
     Securities..................  Trustees and Executive Officers; Management
16. Investment Advisory and
     Other Services..............  Management; Additional Information
17. Brokerage Allocation and
     Other Practices.............  Execution of Portfolio Transactions
18. Capital Stock and Other
     Securities..................  Not Applicable
19. Purchase, Redemption
     and Pricing of Securities
     Being Offered...............  Valuation of Shares; How to Purchase and Redeem Shares
20. Tax Status...................  Dividends and Federal Income Taxation
21. Underwriters.................  Management
22. Calculation of
     Performance Data............  Investment Results
23. Financial Statements.........  Financial Statements

                                     [LOGO]

                                AIM DOLLAR FUND

                        PROSPECTUS -- SEPTEMBER 8, 1998

--------------------------------------------------------------------------------


This Prospectus contains information about AIM Dollar Fund (the "Fund"), which is a diversified series of AIM Investment Portfolios (the "Trust"), an open-end, series management investment company. The Fund seeks maximum current income consistent with liquidity and conservation of capital. The Fund may invest in a wide variety of high quality, U.S. dollar-denominated money market instruments, including obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities; U.S. and non-U.S. corporate obligations; and instruments of U.S. and foreign banks.


THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.


THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.



This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Fund at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173 or by calling 1-800-347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained on the Web at http://www.aimfunds.com.


--------------------------------------------------------------------------------

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND
 EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON
   THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.      ANY REPRESENTATION TO
                      THE CONTRARY IS A CRIMINAL OFFENSE.


                               Prospectus Page 1

                                AIM DOLLAR FUND

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Summary...................................................................................          2
Financial Highlights......................................................................          6
Investment Objective and Policies.........................................................          7
Management................................................................................          9
Other Information.........................................................................         12


--------------------------------------------------------------------------------


                                    SUMMARY

------------------------------------------------------------


The Fund:                      The Fund is a diversified series of the Trust.
Investment Objective:          The Fund seeks maximum current income consistent with liquidity and conservation of capital.
Principal Investments:         The Fund invests in a wide variety of high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers.
Investment Managers:           The Fund is managed by AIM Advisors, Inc. ("AIM") and is sub-advised by INVESCO (NY), Inc. (the
                               "Sub-Adviser"). AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of
                               AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.
Purchasing Shares:             Investors may select Class A or Class B shares of the Fund which are offered by this Prospectus at an offering price that reflects differing sales charges and expense levels. See "Terms and Conditions of
                               Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." Pursuant to a separate prospectus, the Fund also offers Advisor Class shares, which represent interests in the Fund. The
                               Advisor Class has different distribution arrangements.
  Class A Shares:              Shares are offered at net asset value without an initial sales charge and without contingent deferred sales charges.


                               Prospectus Page 2

                                AIM DOLLAR FUND

                                    SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

  Class B Shares:              Shares are offered at net asset value without an initial sales charge and are subject to a maximum contingent deferred sales charge of 5% on certain redemptions made within six years from the date such shares were purchased. Class B shares automatically convert to Class A shares of the Fund eight years following the end of the calendar month in which a purchase was made. Class B shares are subject to higher annual expenses than Class A shares.
                               Initial investments in any class of shares must be at least $500 and additional investments must be at least $50. The minimum initial investment is modified for investments through tax-qualified retirement plans and accounts initially established with an Automatic Investment Plan. The distributor of the Fund's shares is A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739,
                               Houston, TX 77210-4739. See "How to Purchase Shares" and "Special Plans."
Suitability for Investors:     An investor in Class A or Class B shares of the Fund should consider the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the shares are expected to be held, and other circumstances. Investors should consider whether, during the anticipated life of their investment in the Fund, the accumulated distribution fees and any applicable contingent deferred sales charges on Class B shares prior to conversion would be less than the initial sales charge and accumulated distribution fees on Class A shares purchased at the same time, and to what extent such differential would be offset by the higher return on Class A shares. To assist investors in making this determination, the table under the caption "Table of Fees and Expenses" sets forth examples of the charges applicable to each class of shares. Class A shares will normally be more beneficial than Class B shares to the investor who qualifies for reduced initial sales charges, as described below. Therefore, AIM Distributors will reject any order for purchase of more than $250,000 for Class B shares.
Exchange Privilege:            The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds"). Class A and Class B shares of the Fund may be exchanged for shares of other funds in The
                               AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See
                               "Exchange Privilege."
Redeeming Shares:              Class A shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, generally without charge. A contingent deferred sales charge of 1% may apply to certain redemptions where a purchase of more than $1 million is made at net asset value. See "How to
                               Redeem Shares -- Contingent Deferred Sales Charge Program for Large Purchases."


                               Prospectus Page 3

                                AIM DOLLAR FUND

                                    SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

                               Class B shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day, less a contingent deferred sales charge for redemptions made within six years from the date such shares were purchased. Class B shares redeemed after six years from the date such shares were purchased will not be subject to any contingent deferred sales charge. See "How to Redeem
                               Shares -- Multiple Distribution System."
Distributions:                 Dividends are declared daily and paid monthly from available net investment income and any realized net short-term capital gain. Dividends may be reinvested automatically in Fund shares of the distributing class without a sales charge.



THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.


                               Prospectus Page 4

                                AIM DOLLAR FUND


TABLE OF FEES AND EXPENSES. The expenses and maximum transaction costs associated with investing in the Class A and Class B shares of the Fund are reflected in the following table (1):


                                                                                                         CLASS A      CLASS B
                                                                                                       -----------  -----------
SHAREHOLDER TRANSACTION COSTS (2):
  Sales charge on purchases of shares................................................................        None         None
  Sales charges on reinvested distributions to shareholders..........................................        None         None
  Maximum contingent deferred sales charge (as a % of net asset value at time of purchase or sale,
   whichever is less)................................................................................        None         5.0%
  Redemption charges.................................................................................        None         None
  Exchange fees......................................................................................        None         None

ANNUAL FUND OPERATING EXPENSES (3):
 (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees......................................................       0.50%        0.50%
  12b-1 distribution and service fees (after waivers)................................................       0.00%        0.75%
  Other expenses (after reimbursements and waivers)..................................................       0.50%        0.50%
                                                                                                       -----------  -----------
Total Fund Operating Expenses (after reimbursements and waivers).....................................       1.00%        1.75%
                                                                                                       -----------  -----------
                                                                                                       -----------  -----------

HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES (5):
An investor would directly or indirectly pay the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:


                                                                                                                TEN
                                                                      ONE YEAR    THREE YEARS  FIVE YEARS    YEARS(6)
                                                                        -----     -----------     -----     -----------
Class A shares.....................................................   $      10    $      32    $      55    $     123
Class B shares
  Assuming complete redemption at end of period (4)................          70           89          119        [   ]
  Assuming no redemption...........................................          18           56           96        [   ]


--------------

(1) THIS TABLE IS INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charges permitted by the National Association of Securities Dealers, Inc. rules regarding investment companies.



(2) The maximum 5% contingent deferred sales charge on Class B shares applies to redemptions during the first year after purchase. The charge generally declines by 1% annually thereafter, reaching zero after six years. See "Terms and Conditions of Purchase of the AIM Funds -- Reductions in Initial Sales Charges."



(3) Expenses are based on the Fund's fiscal year ended December 31, 1997. "Other expenses" include custody, transfer agent, legal, audit and other expenses. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.00% and 1.75% of the average daily net assets of the Fund's Class A and Class B shares, respectively. See "Management" herein and the Statement of Additional Information for more information. Without reimbursements or waivers, "12b-1 distribution and service fees," "Other expenses" and "Total Fund Operating Expenses" would have been 0.25%, 0.53%, and 1.28%, respectively, for Class A shares and 1.00%, 0.53%, and 2.03%, respectively, for Class B shares.


(4) Assumes deduction of the applicable contingent deferred sales charge.

(5) THE "HYPOTHETICAL EXAMPLE" SET FORTH ABOVE IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. The above table and the assumption in the Hypothetical Example of a 5% annual return are required by regulation of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Fund's projected or actual performance.


(6) For Class B shares, this number reflects the conversion to Class A shares eight years following the end of the calendar month in which a purchase was made.


                               Prospectus Page 5

                                AIM DOLLAR FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The table below provides condensed financial information concerning income and capital changes for one Class A and Class B share of the Fund. This information is supplemented by the financial statements and notes thereto included in the Statement of Additional Information.



                                AIM DOLLAR FUND
                        (FORMERLY GT GLOBAL DOLLAR FUND)



                                 [TO BE ADDED]


                            ------------------------


PERFORMANCE. All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.



The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return. Standardized total return for Class B shares reflects the deduction of the maximum applicable contingent deferred sales charge on a redemption of shares held for the period.



The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.



Yield is computed in accordance with standardized formulas described in the Statement of Additional Information and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield reflects investment income net of expenses over the relevant period attributable to a Fund share, expressed as an annualized percentage of the maximum offering price per share for Class A shares and net asset value per share for Class B shares.



Yield is a function of the type and quality of the Fund's investments, the maturity of the securities held in the Fund's portfolio and the operating expense ratio of the Fund. A shareholder's investment in the Fund is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in the Fund.



From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's yield and total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.


                               Prospectus Page 6

                                AIM DOLLAR FUND

                              INVESTMENT OBJECTIVE
                                  AND POLICIES

--------------------------------------------------------------------------------


The Fund's investment objective is to seek maximum current income consistent with liquidity and conservation of capital. The Fund seeks this objective by investing in high quality, U.S. dollar-denominated money market instruments, i.e., debt obligations with remaining maturities of 13 months or less. There can be no assurance that the Fund will achieve its investment objective.


The Fund seeks to maintain a net asset value of $1.00 per share. To do so, the Fund uses the amortized cost method of valuing its securities pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), certain requirements of which are summarized below.

In accordance with Rule 2a-7, the Fund will (i) maintain a dollar-weighted average portfolio maturity of 90 days or less and (ii) purchase only instruments having remaining maturities of 13 months or less.


The Fund will invest only in high quality, U.S. dollar-denominated money market instruments determined by the Sub-adviser to present minimal credit risks in accordance with procedures established by the Trust's Board of Trustees (the "Board"). To be considered high quality, a security must be rated in accordance with applicable rules in one of the two highest rating categories for short-term securities by at least two nationally recognized statistical rating organizations ("NRSROs") (or one, if only one such NRSRO has rated the security) or, if the issuer has no applicable short-term rating, determined by the Sub-adviser to be of equivalent credit quality.



High quality securities are divided into "first tier" and "second tier" securities. The Fund will limit its purchases of Municipal Securities to those which are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act. Generally, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO, or, if unrated, are determined by the Fund's Sub-adviser (under the supervision of and pursuant to guidelines established by the Board of Trustees) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. government securities.



The rating criteria of Standard & Poor's Corporation ("S&P") and Moody's Investment Service, Inc. ("Moody's"), two NRSROs currently rating instruments of the type the Fund may purchase, are more fully described in "Description of Debt Ratings" in the Statement of Additional Information.


PERMITTED INVESTMENTS. The Fund may invest in the following types of money market instruments:

/ / OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. AND FOREIGN GOVERNMENTS, THEIR
    AGENCIES AND INSTRUMENTALITIES. These include: direct obligations of the U.S. Treasury, such as Treasury bills and notes; obligations backed by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association; obligations supported primarily or solely by the creditworthiness of the issuer, such as securities of Fannie Mae (also known as the Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation) and the Tennessee Valley Authority; and similar U.S.-dollar denominated instruments of foreign governments, their agencies, authorities and instrumentalities.

/ / OBLIGATIONS OF U.S. AND NON-U.S. BANKS, including certificates of deposit, bankers' acceptances and similar instruments, when such banks have total assets at the time of purchase equal to at least $1 billion.

/ / INTEREST-BEARING DEPOSITS IN U.S. COMMERCIAL AND SAVINGS BANKS having total assets of $1 billion or less, in principal amounts at each such bank not greater than are insured by an agency of the U.S. government, provided that the aggregate amount of such deposits (including interest earned) does not exceed 5% of the Fund's assets.

/ / COMMERCIAL PAPER AND OTHER SHORT-TERM DEBT OBLIGATIONS OF U.S. AND FOREIGN
    COMPANIES, rated at least A-1 by S&P or Prime-1 by Moody's or, if not rated, determined by the Sub-adviser to be of equivalent

                               Prospectus Page 7

                                AIM DOLLAR FUND
    quality, provided that any outstanding intermediate- or long-term debt of the issuer is rated at least AA by S&P or Aa by Moody's. These instruments may include corporate bonds and notes (corporate obligations that mature, or that may be redeemed, in one year or less). These corporate obligations include variable rate master notes, which are redeemable upon notice and permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument.

/ / REPURCHASE AGREEMENTS SECURED BY ANY OF THE FOREGOING. A repurchase agreement is a transaction in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Fund will enter into repurchase agreements only with banks and dealers believed by the Sub-adviser to present minimal credit risks in accordance with guidelines approved by the Board. The Sub-adviser will review and monitor the creditworthiness of such institutions under the Board's general supervision. The Fund will not enter into repurchase agreements with maturities of more than seven days if, as a result, more than 10% of the value of its net assets would be invested in such repurchase agreements and other illiquid securities.

INVESTMENT TECHNIQUES. In managing the Fund, the Sub-adviser may employ a number of professional money management techniques, including varying the composition of the Fund's investments and the average weighted maturity of the Fund's portfolio within the limitations described above. Determinations to use such techniques will be based on the Sub-adviser's identification and assessment of the relative values of various money market instruments and the future of interest rate patterns, economic conditions and shifts in fiscal and monetary policy. The Sub-adviser also may seek to improve the Fund's yield by purchasing or selling securities in order to take advantage of yield disparities that regularly occur in the market. For example, frequently there are yield disparities between different types of money market instruments, and market conditions from time to time result in similar securities trading at different prices.

RISKS AND OTHER CONSIDERATIONS. Investors should recognize that in periods of declining interest rates, the Fund's yield will tend to be somewhat higher than prevailing market rates; conversely, in periods of rising interest rates, the Fund's yield will tend to be somewhat lower than those rates. Also, when interest rates are falling, the net new money flowing into the Fund from the net sale of its shares likely will be invested in instruments producing lower yields than the balance of the Fund's portfolio, thereby reducing its yield. The opposite generally will be true in periods of rising interest rates. The Fund is designed to provide maximum current income consistent with the liquidity and safety of principal afforded by investment in a portfolio of high quality money market instruments; the Fund's yield may be lower than that produced by funds investing in lower quality and/or longer-term securities.

Although the Fund may invest in instruments of non-U.S. issuers, all such instruments will be denominated in U.S. dollars and will be first tier securities. Obligations of non-U.S. issuers are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Nonetheless, these instruments present risks that are different from those presented by investment in instruments of U.S. issuers. Obligations of foreign entities may be subject to certain sovereign risks, including adverse political and economic developments in a foreign country, the extent and quality of government regulation of financial markets and institutions, interest limitations, currency controls, foreign withholding taxes, and expropriation or nationalization of foreign issuers and their assets. There may be less publicly available information about foreign issuers than about domestic issuers, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as are domestic issuers. Accordingly, while the Fund's ability to invest in these instruments may provide it with the potential to produce a higher yield than money market funds investing solely in instruments of domestic issuers, the Fund presents greater risk than such other funds.

VARIABLE AND FLOATING RATE SECURITIES. The Fund may purchase variable and floating rate securities with remaining maturities in excess of 13 months. Such securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of

                               Prospectus Page 8

                                AIM DOLLAR FUND
13 months or less. The yield of these securities varies in relation to changes in specific money market rates such as the prime rate. These changes are reflected in adjustments to the yields of the variable and floating rate securities, and different securities may have different adjustment rates. To the extent that the Fund invests in such variable and floating rate securities, it is the Sub-adviser's view that the Fund may be able to take advantage of the higher yield that is usually paid on longer-term securities. The Sub-adviser further believes that the variable and floating rates paid on such securities may substantially reduce the wide fluctuations in market value caused by interest rate changes and other factors which are typical of longer-term debt securities.

OTHER INFORMATION. The Fund may acquire participation interests in securities in which it is permitted to invest. Participation interests are pro rata interests in securities held by others. Pending investment of proceeds from new sales of Fund shares or for temporary defensive purposes, the Fund may hold any portion of its assets in cash. The Fund may borrow money from banks as a temporary measure (a) for extraordinary or emergency purposes in amounts up to 5% of its net assets (taken at market value) or (b) in amounts up to 33 1/3% of its net assets in order to meet redemption requests. The Fund will not purchase securities while borrowings remain outstanding. The Fund may invest no more than 5% of its total assets in the securities of a single issuer (other than securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities).

The Fund's investment objective and policies with respect to borrowing as stated above are fundamental and may not be changed without the approval of a majority of its outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of its shares represented at a meeting at which more than 50% of the outstanding shares are represented, and
(ii) more than 50% of its outstanding shares. In addition, the Fund has adopted certain investment limitations that also may not be changed without shareholder approval. A description of these limitations is included in the Statement of Additional Information. The Fund's other investment policies described herein are not fundamental and may be changed by vote of the Board without shareholder approval.


If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.


--------------------------------------------------------------------------------

                                   MANAGEMENT

--------------------------------------------------------------------------------


The Trust's Board of Trustees has overall responsibility for the operation of the Fund. The Trust's Board of Trustees has approved all significant agreements between the Trust on the one side and persons or companies furnishing services to the Fund on the other, including the investment management and administrative services agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-adviser, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund are delegated to the officers of the Trust, subject always to the objective and policies of the Fund and to the general supervision of the Trust's Board of Trustees. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trustees.


INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-adviser as the Fund's investment managers and administrators include determining the composition of the Fund's portfolio and placing orders to buy, sell or hold particular securities; furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operation. For these services, the Fund pays AIM management and administration fees, computed daily and paid monthly, at the annualized rate of 0.50% of the Fund's average daily net assets. Out of the aggregate fees payable

                               Prospectus Page 9

                                AIM DOLLAR FUND

by the Fund, AIM pays the Sub-adviser sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund. The Fund pays all expenses not assumed by AIM, the Sub-adviser, AIM Distributors or other agents. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses) to the annual rate of 1.00% and 1.75% of the average daily net assets of the Fund's Class A and Class B shares, respectively.



The Sub-adviser also serves as the Fund's pricing and accounting agent. For these services the Sub-adviser receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-adviser (other than AIM Eastern Europe
Fund). Each of these funds, including the Fund, pays an amount based upon its relative net assets.



AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Fund pursuant to a master investment management and administration agreement, dated as of May 29, 1998 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-adviser, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-adviser to the Fund pursuant to an investment sub-advisory and sub-administration agreement dated as of May 29, 1998. Prior to May 29, 1998, the Sub-adviser was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-adviser, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-adviser and certain other affiliates. As a result of this transaction, the Sub-adviser is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-adviser and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.


AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.


In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-adviser draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Fund, the Sub-adviser employs a team approach, taking advantage of its investment resources around the world.



In placing orders for the Fund's portfolio securities transactions, the Sub-adviser seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-adviser may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected.



DISTRIBUTOR. The Trust has entered into master distribution agreements relating to the Fund (the "Distribution Agreements."), dated May 29, 1998, with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, pursuant to which AIM Distributors acts as the distributor of Class A and Class B shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.



The Distribution Agreements provide AIM Distributors with the exclusive right to distribute shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements. Under the Distribution Agreement for the Class B shares, AIM Distributors sells Class B shares at net asset value subject to a contingent deferred sales charge established by AIM Distributors. AIM Distributors is authorized to advance to institutions through whom Class B shares are sold a sales commission under schedules established by AIM Distributors. The Distribution Agreement for the Class B shares provides that AIM Distributors (or its assignee or transferee) will receive 0.75% (of the total 1.00% payable under the distribution plan applicable to Class B shares) of the Fund's average daily net assets attributable to Class B shares attributable to the sales efforts of AIM Distributors. In the event the Class B


                               Prospectus Page 10

                                AIM DOLLAR FUND

shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset-based sales charges in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors; provided, however, that a complete termination of the Class B shares master distribution plan (as defined in the plan) would terminate all payments to AIM Distributors. Termination of the Class B shares distribution plan or Distribution Agreement does not affect the obligation of Class B shareholders to pay contingent deferred sales charges.



DISTRIBUTION PLANS. CLASS A PLAN. The Trust has adopted a Master Distribution Plan applicable to Class A shares of the Fund (the "Class A Plan") pursuant to Rule 12b-1 under the 1940 Act, to compensate AIM Distributors for the purpose of financing any activity that is intended to result in the sale of Class A shares of the Fund.



Under the Class A Plan, the Trust may compensate AIM Distributors an aggregate amount of 0.25% of the average daily net assets of Class A shares of the Fund [on an annualized basis].



The Class A Plan is designed to compensate AIM Distributors, on a quarterly basis, for certain promotional and other sales-related costs, and to implement a dealer incentive program which provides for periodic payments to selected dealers who furnish continuing personal shareholder services to their customers who purchase and own Class A shares of the Fund. Payments can also be directed by AIM Distributors to selected institutions who have entered into service agreements with respect to Class A shares of the Fund and who provide continuing personal shareholder services to their customers who own Class A shares of the Fund. The service fees payable to selected institutions are calculated at the annual rate of 0.25% of the average daily net asset value of those Fund shares that are held in such institution's customers' accounts which were purchased on or after a prescribed date set forth in the Plan.



Of the aggregate amount payable under the Class A Plan, payments to dealers and other financial institutions that provide continuing personal shareholder services to their customers who purchase and own shares of the Fund, in amounts of up to 0.25% of the average net assets of such Fund attributable to the customers of such dealers or financial institutions are characterized as a service fee, and payments to dealers and other financial institutions in excess of such amount and payments to AIM Distributors would be characterized as an asset-based sales charge pursuant to the Class A Plan. The Class A Plan also imposes a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by the Trust with respect to the Fund. The Class A Plan does not obligate the Fund to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Class A Plan on behalf of the Fund. Thus, under the Class A Plan, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.



CLASS B PLAN. The Trust has also adopted a Master Distribution Plan applicable to Class B shares of the Fund (the "Class B Plan"). Under the Class B Plan, the Fund pays distribution expenses at an annual rate of 1.00% of the average daily net assets attributable to the Fund's Class B shares. Of such amount, the Fund pays a service fee of 0.25% of the average daily net assets attributable to the Fund's Class B shares to selected dealers and financial institutions who furnish continuing personal shareholder services to their customers who purchase and own Class B shares of the Fund. Any amounts not paid as a service fee would constitute an asset-based sales charge. Amounts paid in accordance with the Class B Plan with respect to the Fund may be used to finance any activity primarily intended to result in the sale of Class B shares of the Fund.



BOTH PLANS. Activities that may be financed under the Class A Plan and the Class B Plan (collectively, the "Plans") include, but are not limited to: printing of prospectuses and statements of additional information and reports for other than existing shareholders, overhead, preparation and distribution of advertising material and sales literature, supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements, and the cost of administering the Plans. These amounts payable by the Fund under the Plans need not be directly related to the expenses actually incurred by AIM Distributors on behalf of the Fund. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Trust will not be obligated to pay more than that fee, and if AIM Distributors' expenses are less


                               Prospectus Page 11

                                AIM DOLLAR FUND

than the fee it receives, AIM Distributors will retain the full amount of the fee. Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc.



Each of the Plans may be terminated at any time by a vote of the majority of those trustees who are not "interested persons" of the Trust or by a vote of the holders of the majority of the outstanding shares of the applicable class.



Under the Plans, AIM Distributors may in its discretion from time to time agree to waive voluntarily all or any portion of its fee that has not been assigned or transferred, while retaining its ability to be reimbursed for such fee prior to the end of each fiscal year.



Under the Plans, certain financial institutions which have entered into service agreements and which sell shares of the Fund on an agency basis, may receive payments from the Fund pursuant to the respective Plans. AIM Distributors does not act as principal, but rather as agent for the Fund, in making such payments.



For additional information concerning the operation of the Plans see the Statement of Additional Information.


--------------------------------------------------------------------------------

                               OTHER INFORMATION

--------------------------------------------------------------------------------


ORGANIZATION OF THE TRUST. The Trust was organized as a Delaware business trust on May 7, 1998. On September 4, 1998, the Trust acquired the assets of and assumed the liabilities of AIM Investment Portfolios, Inc., a Maryland Corporation.



From time to time the Trust may establish additional funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.



On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the Fund and the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.



Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.



Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares for the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal as to earnings, assets and voting privileges to each other share in the Fund, except that each normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.



COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Trust, and to the Fund.


                               Prospectus Page 12

                              AIM INVESTOR'S GUIDE


     The toll-free number for access to routine account information and to shareholder assistance is
             (800) 959-4246 (7:30 a.m. to 6:00 p.m. Central Time).



                              INVESTOR'S GUIDE TO
                 THE AIM FAMILY OF FUNDS-REGISTERED TRADEMARK-


--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS

    THE AIM FAMILY OF FUNDS consists of the following mutual funds:


AIM ADVISOR FLEX FUND                               AIM GLOBAL RESOURCES FUND
AIM ADVISOR INTERNATIONAL VALUE FUND                AIM GLOBAL TELECOMMUNICATIONS FUND
AIM ADVISOR LARGE CAP VALUE FUND                    AIM GLOBAL TRENDS FUND
AIM ADVISOR MULTIFLEX FUND                          AIM GLOBAL UTILITIES FUND
AIM ADVISOR REAL ESTATE FUND                        AIM HIGH INCOME MUNICIPAL FUND
AIM AGGRESSIVE GROWTH FUND                          AIM HIGH YIELD FUND
AIM AMERICA VALUE FUND                              AIM INCOME FUND
AIM ASIAN GROWTH FUND                               AIM INTERMEDIATE GOVERNMENT FUND
AIM BALANCED FUND                                   AIM INTERNATIONAL EQUITY FUND
AIM BLUE CHIP FUND                                  AIM INTERNATIONAL GROWTH FUND
AIM CAPITAL DEVELOPMENT FUND                        AIM JAPAN GROWTH FUND
AIM CHARTER FUND                                    AIM LATIN AMERICAN GROWTH FUND
AIM CONSTELLATION FUND                              AIM LIMITED MATURITY TREASURY FUND
AIM DEVELOPING MARKETS FUND                         AIM MID CAP GROWTH FUND
AIM DOLLAR FUND(*)                                  AIM MONEY MARKET FUND(*)
AIM EMERGING MARKETS FUND                           AIM MUNICIPAL BOND FUND
AIM EUROPEAN DEVELOPMENT FUND                       AIM NEW PACIFIC GROWTH FUND
AIM EUROPE GROWTH FUND                              AIM SELECT GROWTH FUND
AIM GLOBAL AGGRESSIVE GROWTH FUND                   AIM SMALL CAP EQUITY FUND
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND      AIM SMALL CAP OPPORTUNITIES FUND
AIM GLOBAL FINANCIAL SERVICES FUND                  AIM STRATEGIC INCOME FUND
AIM GLOBAL GOVERNMENT INCOME FUND                   AIM TAX-EXEMPT BOND FUND OF CONNECTICUT
AIM GLOBAL GROWTH FUND                              AIM TAX-EXEMPT CASH FUND(*)
AIM GLOBAL GROWTH & INCOME FUND                     AIM TAX-FREE INTERMEDIATE FUND
AIM GLOBAL HEALTH CARE FUND                         AIM VALUE FUND
AIM GLOBAL HIGH INCOME FUND                         AIM WEINGARTEN FUND
AIM GLOBAL INCOME FUND                              AIM WORLDWIDE GROWTH FUND
AIM GLOBAL INFRASTRUCTURE FUND


(*) Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND and AIM Cash
    Reserve Shares of AIM MONEY MARKET FUND are offered to investors at net asset value, without payment of a sales charge, as described below. Other funds, including the Class A, Class B and Class C shares of AIM MONEY MARKET FUND, are sold with an initial sales charge or subject to a contingent deferred sales charge upon redemption, as described below.

    IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES

    HOW TO OPEN AN ACCOUNT. In order to purchase shares of any of The AIM Family of Funds ("AIM Funds"), an investor must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent") or through any dealer authorized by A I M Distributors, Inc. ("AIM Distributors") to sell shares of the AIM Funds.


    Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment is $500, except for accounts initially established through an Automatic Investment Plan, which requires a special authorization form (see "Special Plans") and for certain retirement accounts. The minimum initial investment for accounts established with an Automatic Investment Plan is $50. The minimum initial investment for an Individual Retirement Arrangement ("IRA") or Roth IRA is $250. There are no minimum initial investment requirements applicable to money-purchase/profit-sharing plans, 401(k) plans, Simplified Employee Pension ("SEP") accounts, Savings Incentive Match Plans for Employee IRA ("SIMPLE IRA") accounts, 403(b) plans or 457 (state deferred compensation) plans (except that the minimum initial investment for salary deferrals for such

                              AIM INVESTOR'S GUIDE

plans is $25), or for investment of dividends and distributions of any of the AIM Funds into any existing AIM Funds account.


    AFS' mailing address is:

                                 A I M Fund Services, Inc.
                                 P.O. Box 4739
                                 Houston, TX 77210-4739

    For additional information or assistance, investors should call the Client Services Department of AFS at:

                                 (800) 959-4246


    Shares of any AIM Funds not named on the cover of this Prospectus, as well as Advisor Class shares of certain AIM Funds, are offered pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.


    INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his dealer should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:

Beneficiary Bank ABA/Routing #:      113000609
Beneficiary Account Number:          00100366807
Beneficiary Account Name:            A I M Fund Services, Inc.
RFB:                                 Fund name, Reference Number (16 character limit)
OBI:                                 Shareholder Name, Shareholder Account Number
                                      (70 character limit)


    HOW TO PURCHASE ADDITIONAL SHARES. Additional shares may be purchased directly through AIM Distributors or through any dealer who has entered into an agreement with AIM Distributors. The minimum investment for subsequent purchases is $50. The minimum employee salary deferral investment for participants in money-purchase/profit sharing plans, 401(k), IRA/SEP, 403(b) or 457 plans is $25. There are no such minimum investment requirements for investment of dividends and distributions of any of the AIM Funds into any other existing AIM Funds account.


    BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

    BY AIM BANK CONNECTION-SM-: To purchase additional shares by electronic funds transfer, please contact the Client Services Department of AFS for details.
--------------------------------------------------------------------------------
TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS


    Shares of the AIM Funds, including Class A shares (the "Class A shares") of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM AMERICA VALUE FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL HIGH INCOME FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP GROWTH FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM STRATEGIC INCOME FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), the "Multiple Class Funds," may be purchased at their respective net asset value plus a sales charge as indicated below, except that Class A shares of AIM DOLLAR FUND and AIM TAX-EXEMPT

                              AIM INVESTOR'S GUIDE

CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without a sales charge and Class B shares (the "Class B shares") and Class C shares (the "Class C shares") of the Multiple Class Funds which offer such classes are sold at net asset value subject to a contingent deferred sales charge payable upon certain redemptions. Class B shares of AIM DOLLAR FUND, however, may be acquired only by an exchange of shares of another AIM Fund. These contingent deferred sales charges are described under the caption "How to Redeem Shares -- Multiple Distribution System." Securities dealers and other persons entitled to receive compensation for selling or servicing shares of a Multiple Class Fund may receive different compensation for selling or servicing one particular class of shares over another class in the same Multiple Class Fund. Factors an investor should consider prior to purchasing Class A, Class B or Class C shares (or, if applicable, AIM Cash Reserve Shares) of a Multiple Class Fund are described below under "Special Information Relating to Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. As described below, the sales charge otherwise applicable to a purchase of shares of a fund may be reduced if certain conditions are met. In order to take advantage of a reduced sales charge, the prospective investor or his dealer must advise AIM Distributors that the conditions for obtaining a reduced sales charge have been met. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."



    The following Multiple Class Funds sometimes are referred to herein as the "AIM/GT Funds": AIM AMERICA VALUE FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL HIGH INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MID CAP GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM STRATEGIC INCOME FUND and AIM WORLDWIDE GROWTH FUND.


    The following tables show the sales charge and dealer concession at various investment levels for the AIM Funds.

SALES CHARGES AND DEALER CONCESSIONS


    GROUP I. Certain AIM Funds are currently sold with a sales charge ranging from 5.50% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds include Class A shares of each of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM AGGRESSIVE GROWTH FUND, AIM AMERICA VALUE FUND, AIM ASIAN GROWTH FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL UTILITIES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM MID CAP GROWTH FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM VALUE FUND, AIM WEINGARTEN FUND and AIM WORLDWIDE GROWTH FUND.


                                                                                                                    DEALER
                                                                                     INVESTOR'S SALES CHARGE      CONCESSION
                                                                                   ----------------------------  -------------
                                                                                       AS A           AS A           AS A
                                                                                    PERCENTAGE     PERCENTAGE     PERCENTAGE
                                                                                      OF THE         OF THE         OF THE
                                                                                      PUBLIC           NET          PUBLIC
                                                                                     OFFERING        AMOUNT        OFFERING
AMOUNT OF INVESTMENT IN SINGLE TRANSACTION                                             PRICE        INVESTED         PRICE
---------------------------------------------------------------------------------  -------------  -------------  -------------
Less than $25,000................................................................        5.50 %         5.82 %         4.75 %
$25,000 but less than $50,000....................................................        5.25           5.54           4.50
$50,000 but less than $100,000...................................................        4.75           4.99           4.00
$100,000 but less than $250,000..................................................        3.75           3.90           3.00
$250,000 but less than $500,000..................................................        3.00           3.09           2.50
$500,000 but less than $1,000,000................................................        2.00           2.04           1.60

    There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."

                              AIM INVESTOR'S GUIDE


    GROUP II. Certain AIM Funds are currently sold with a sales charge ranging from 4.75% to 2.00% of the offering price on purchases of less than $1,000,000. These AIM Funds are: the Class A shares of each of AIM ADVISOR REAL ESTATE FUND, AIM BALANCED FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL HIGH INCOME FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL TRENDS FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LATIN AMERICAN GROWTH FUND, AIM MUNICIPAL BOND FUND, AIM STRATEGIC INCOME FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT.


                                                                                                                    DEALER
                                                                                     INVESTOR'S SALES CHARGE      CONCESSION
                                                                                   ----------------------------  -------------
                                                                                       AS A           AS A           AS A
                                                                                    PERCENTAGE     PERCENTAGE     PERCENTAGE
                                                                                      OF THE         OF THE         OF THE
                                                                                      PUBLIC           NET          PUBLIC
                                                                                     OFFERING        AMOUNT        OFFERING
AMOUNT OF INVESTMENT IN SINGLE TRANSACTION                                             PRICE        INVESTED         PRICE
---------------------------------------------------------------------------------  -------------  -------------  -------------
Less than $50,000................................................................        4.75 %         4.99 %         4.00 %
$50,000 but less than $100,000...................................................        4.00           4.17           3.25
$100,000 but less than $250,000..................................................        3.75           3.90           3.00
$250,000 but less than $500,000..................................................        2.50           2.56           2.00
$500,000 but less than $1,000,000................................................        2.00           2.04           1.60


    There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions. See "All Groups of AIM Funds." PURCHASES OF $1,000,000 OR MORE ARE AT NET ASSET VALUE, SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE OF 1% IF SHARES ARE REDEEMED PRIOR TO 18 MONTHS FROM THE DATE SUCH SHARES WERE PURCHASED, AS DESCRIBED UNDER THE CAPTION "HOW TO REDEEM SHARES -- CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES."


    GROUP III. Certain AIM Funds are currently sold with a sales charge ranging from 1.00% to 0.50% of the offering price on purchases of less than $1,000,000. These AIM Funds are the Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND.

                                                                                                                    DEALER
                                                                                     INVESTOR'S SALES CHARGE      CONCESSION
                                                                                   ----------------------------  -------------
                                                                                       AS A           AS A           AS A
                                                                                    PERCENTAGE     PERCENTAGE     PERCENTAGE
                                                                                      OF THE         OF THE         OF THE
                                                                                      PUBLIC           NET          PUBLIC
                                                                                     OFFERING        AMOUNT        OFFERING
AMOUNT OF INVESTMENT IN SINGLE TRANSACTION                                             PRICE        INVESTED         PRICE
---------------------------------------------------------------------------------  -------------  -------------  -------------
Less than $100,000...............................................................        1.00 %         1.01 %         0.75 %
$100,000 but less than $250,000..................................................        0.75           0.76           0.50
$250,000 but less than $1,000,000................................................        0.50           0.50           0.40

    There is no sales charge on purchases of $1,000,000 or more; however, AIM Distributors may pay a dealer concession and/or advance a service fee on such transactions.

    ALL GROUPS OF AIM FUNDS. AIM Distributors may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with AIM Distributors during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act of 1933.

    In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, AIM Distributors may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus

                              AIM INVESTOR'S GUIDE
payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

    AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million of more of Class A shares (or shares which normally involve payment of initial sales charges), which are sold at net asset value and are subject to a contingent deferred sales charge, for all AIM Funds other than Class A shares of each of AIM LIMITED MATURITY TREASURY FUND and AIM TAX-FREE INTERMEDIATE FUND as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases. See "Contingent Deferred Sales Charge Program for Large Purchases." AIM Distributors may make payments to dealers and institutions who are dealers of record for purchases of $1 million or more of Class A shares (or shares which normally involve payment of initial sales charges), and which are sold at net asset value and are not subject to a contingent deferred sales charge, in an amount up to 0.10% of such purchases of Class A shares of AIM LIMITED MATURITY TREASURY FUND, and in an amount up to 0.25% of such purchases of Class A shares of AIM TAX-FREE INTERMEDIATE FUND.

    AIM Distributors may pay sales commissions to dealers and institutions who sell Class B shares of the AIM Funds at the time of such sales. Payments with respect to Class B shares will equal 4.00% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs.


    AIM Distributors may pay sales commissions to dealers and institutions who sell Class C shares of the AIM Funds at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. AIM Distributors will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to AIM Distributors under the Class A and C Plan attributable to Class C shares which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, AIM Distributors will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares which are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions on Class C shares are not paid on sales to investors exempt from the CDSC, including Class C shareholders of record on April 30, 1995 who purchase additional shares in any of the Funds on or after May 1, 1995, and in circumstances where AIM Distributors grants an exemption on particular transactions.



    TIMING OF PURCHASE ORDERS. Orders for the purchase of shares of an AIM Fund (other than AIM MONEY MARKET FUND, as described below) received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed

                              AIM INVESTOR'S GUIDE
during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.

    An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.


    SPECIAL INFORMATION RELATING TO MULTIPLE CLASS FUNDS. The Multiple Class Funds currently offer two or more classes of shares through separate distribution systems (the "Multiple Distribution System"). Although each class of shares of a particular Multiple Class Fund represents an interest in the same portfolio of investments, each class is subject to a different distribution structure and, as a result, differing expenses. This Multiple Distribution System allows investors to select the class that is best suited to the investor's needs and objectives. In considering the options afforded by the Multiple Distribution System, investors should consider both the applicable initial sales charge or contingent deferred sales charge, as well as the ongoing expenses borne by each class of shares and other relevant factors, such as whether his or her investment goals are long-term or short-term.



    CLASS A SHARES generally are sold subject to the initial sales charges described above and are subject to the other fees and expenses described herein. Class A shares of AIM MONEY MARKET FUND are designed to meet the needs of an investor who wishes to establish a dollar cost averaging program, pursuant to which Class A shares an investor owns may be exchanged at net asset value for Class A shares of another Multiple Class Fund or shares of another AIM Fund which is not a Multiple Class Fund, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges."


    CLASS B SHARES are sold without an initial sales charge. Thus, the entire purchase price of Class B shares is immediately invested in Class B shares. Class B shares are subject, however, to Rule 12b-1 Plan payments of 1.00% per annum on the average daily net assets of a Multiple Class Fund attributable to Class B shares. See the discussion under the caption "Management -- Distribution Plans." In addition, Class B shares redeemed within six years from the date such shares were purchased are subject to a contingent deferred sales charge ranging from 5% for redemptions made within the first year to 1% for redemptions made within the sixth year. No contingent deferred sales charge will be imposed if Class B shares are redeemed after six years from the date such shares were purchased. Redemptions of Class B shares and associated charges are further described under the caption "How to Redeem Shares -- Multiple Distribution System."


    Class B shares will automatically convert into Class A shares of the same Multiple Class Fund (together with a pro rata portion of all Class B shares acquired through the reinvestment of dividends and other distributions) eight years from the end of the calendar month in which the purchase of Class B shares was made. Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on May 29, 1998 and which are continuously held by the shareholder, automatically convert to Class A shares of AIM GLOBAL TRENDS FUND seven years from the end of the calendar month in which the purchase of such Class B shares was made. If a shareholder exchanges Class B shares of AIM GLOBAL TRENDS FUND that were outstanding on, and continuously held since, May 29, 1998 for Class B shares of any other AIM Fund, such Class B shares will be subject to the eight year conversion feature applicable to Class B shares of all other AIM Funds. Following such conversion of their Class B shares, investors will be relieved of the higher Rule 12b-1 Plan payments associated with Class B shares. See "Management -- Distribution Plans."



    AIM Cash Reserve Shares of AIM MONEY MARKET FUND are sold without an initial sales charge and are not subject to a contingent deferred sales charge; however, they are subject to the other fees and expenses described in the prospectus for AIM MONEY MARKET FUND.


    TIMING OF PURCHASE, EXCHANGE AND REDEMPTION ORDERS (AIM MONEY MARKET FUND
ONLY). Orders for purchases, exchanges and redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon

                              AIM INVESTOR'S GUIDE
Eastern Time or NYSE Close on any business day of the Fund will be confirmed at the price next determined. Net asset value is normally determined at 12:00 noon Eastern Time and NYSE Close on each business day of AIM MONEY MARKET FUND.

    SPECIAL INFORMATION RELATING TO AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND (THE "MONEY MARKET FUNDS"). Because each Money Market Fund uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of such funds will remain constant at $1.00 per share. However, there is no assurance that each Money Market Fund can maintain a $1.00 net asset value per share. In order to earn dividends with respect to AIM MONEY MARKET FUND on the same day that a purchase is made, purchase payments in the form of federal funds must be received by the Transfer Agent before 12:00 noon Eastern Time on that day. Purchases made by payments in any other form, or payments in the form of federal funds received after such time but prior to NYSE Close, will begin to earn dividends on the next business day following the date of purchase. The Money Market Funds generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.

    SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form. Please note that certificates will not be issued for shares held in prototype retirement plans.

    MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.

REDUCTIONS IN INITIAL SALES CHARGES


    Reductions in the initial sales charges shown in the sales charge tables (quantity discounts) apply to purchases of Class A shares of the AIM Funds that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser" as hereinafter defined. Purchases of Class A shares of AIM TAX-EXEMPT CASH FUND and AIM DOLLAR FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class B and Class C shares of the Multiple Class Funds will not be taken into account in determining whether a purchase qualifies for a reduction in initial sales charges.


    The term "purchaser" means:

- an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money-purchase/profit-sharing plan or an individual participant in a 403(b) plan (unless such 403(b) plan qualifies as the purchaser as defined below);

- a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended (the "Code"), provided that:

      a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the funds will not accept contributions submitted with respect to individual participants);

      b. each transmittal must be accompanied by a single check or wire transfer; and

      c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;

                              AIM INVESTOR'S GUIDE

- a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the
  Code) and 457 plans, although more than one beneficiary or participant is involved;


- a Simplified Employee Pension ("SEP"), Salary Reduction and other Elective Simplified Employee Pension account ("SARSEP"), or Savings Incentive Match Plans for Employees IRA ("SIMPLE IRA") where the employer has notified AIM Distributors in writing that all of its related employee SEP, SARSEP or SIMPLE IRA accounts should be linked;


- any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company; or

- the discretionary advised accounts of A I M Advisors, Inc. ("AIM") or A I M Capital Management, Inc. ("AIM Capital").

    Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. AIM Distributors reserves the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the AIM Funds without payment of the applicable sales charge other than to persons or entities who qualify for a reduction in the sales charge provided herein.

    (1) LETTERS OF INTENT. A purchaser, as previously defined, may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax qualified group annuities, for contracts purchased on or before June 30, 1992. The LOI confirms such purchaser's intention as to the total investment to be made in shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) within the following 13 consecutive months. By marking the LOI section on the account application and by signing the account application, the purchaser indicates that he understands and agrees to the terms of the LOI and is bound by the provisions described below.


    Each purchase of fund shares normally subject to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI, as described under "Sales Charges and Dealer Concessions." It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under "Rights of Accumulation" if the Transfer Agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gain distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase with the 90-day period. The Transfer Agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.



    To assure compliance with the provisions of the 1940 Act, out of the initial purchase (or subsequent purchases if necessary) the Transfer Agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be promptly released. If the intended investment is not completed, the purchaser will pay the Transfer Agent the difference between the sales charge on the specified amount and the amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he

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                              AIM INVESTOR'S GUIDE
irrevocably constitutes and appoints the Transfer Agent as his attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

    If at any time before completing the LOI Program, the purchaser wishes to cancel the agreement, he must give written notice to AIM Distributors. If at any time before completing the LOI Program the purchaser requests the Transfer Agent to liquidate or transfer beneficial ownership of his total shares, a cancellation of the LOI will automatically be effected. If the total amount purchased is less than the amount specified in the LOI, the Transfer Agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.


    Any investor who purchased shares of the AIM/GT Funds pursuant to a LOI entered into prior to June 1, 1998 may continue to make such purchases under the terms of such LOI. See "How to Purchase and Redeem Shares" in the Statement of Additional Information.



    (2) RIGHTS OF ACCUMULATION. A "purchaser," as previously defined, may also qualify for reduced initial sales charges based upon such purchaser's existing investment in shares of any of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) at the time of the proposed purchase. Rights of accumulation are also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. To determine whether or not a reduced initial sales charge applies to a proposed purchase, AIM Distributors takes into account not only the money which is invested upon such proposed purchase, but also the value of all shares of the AIM Funds (except for (i) Class A shares of AIM DOLLAR FUND, AIM TAX-EXEMPT CASH FUND and AIM Cash Reserve Shares of AIM MONEY MARKET FUND and (ii) Class B and Class C shares of the Multiple Class Funds) owned by such purchaser, calculated at their then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies. For example, if a purchaser already owns qualifying shares of any AIM Fund with a value of $20,000 and wishes to invest an additional $20,000 in a fund with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish AFS with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.



    PURCHASES AT NET ASSET VALUE. Purchases of shares of any of the AIM Funds at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and other distributions from a fund (see "Dividends, Distributions and Tax Matters"); (b) exchanges of shares of certain other funds (see "Exchange Privilege"); (c) use of the reinstatement privilege (see "How to Redeem Shares"); or (d) a merger, consolidation or acquisition of assets of a fund.


    Shareholders of record of Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND on September 8, 1986, and shareholders of record of Class A shares of AIM CHARTER FUND on November 17, 1986, may purchase additional Class A shares of the particular AIM Fund(s) whose shares they owned on such date, at net asset value (without payment of a sales charge) for as long as they continuously own Class A shares of such AIM Fund(s) having a market value of at least $500. In addition, discretionary advised clients of any investment advisors whose clients held Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND on September 8, 1986, or who held Class A shares of AIM CHARTER FUND on November 17, 1986, and have held such Class A shares at all times subsequent to such date, may purchase Class A shares of the applicable AIM Fund(s) at the net asset value of such shares.

    The following persons may purchase Class A shares of the AIM Funds through AIM Distributors without payment of an initial sales charge: (a) A I M Management Group Inc. ("AIM Management") and its affiliated companies; (b) any current or retired officer, director, trustee or employee, or any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, of AIM Management or its affiliates or of certain mutual funds which are advised or managed by AIM; or any trust established exclusively for the benefit of such persons; (c) any employee benefit plan established for employees of AIM Management or its affiliates; (d) any current or retired officer, director, trustee or employee, or any member of

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                              AIM INVESTOR'S GUIDE

the immediate family (including spouse, children, parents and parents of spouse) of any such person, or of CIGNA Corporation or of any of its affiliated companies, or of First Data Investor Services Group (formerly The Shareholder Services Group, Inc.); (e) any investment company sponsored by CIGNA Investments, Inc. or any of its affiliated companies for the benefit of its directors' deferred compensation plans; (f) discretionary advised clients of AIM or AIM Capital; (g) registered representatives and employees of dealers who have entered into agreements with AIM Distributors (or financial institutions that have arrangements with such dealers with respect to the sale of shares of the AIM Funds) and any member of the immediate family (including spouse, children, parents and parents of spouse) of any such person, provided that purchases at net asset value are permitted by the policies of such person's employer; (h) certain broker-dealers, investment advisers or bank trust departments that provide asset allocation, similar specialized investment services or investment company transaction services for their customers, that charge a minimum annual fee for such services, and that have entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such services; (i) any employee or any member of the immediate family (including spouse, children, parents and parents of spouse) of any employee, of Triformis Inc.; (j) shareholders of the AIM/GT Funds as of April 30, 1987 who since that date continually have owned shares of one or more of the AIM/GT Funds; and (k) certain former AMA Investment Advisers' shareholders who became shareholders of the AIM Global Health Care Fund in October 1989, and who have continuously held shares in the AIM/GT Funds since that time.



    In addition, shares of any AIM Fund may be purchased at net asset value, without payment of a sales charge, by pension, profit-sharing or other employee benefit plans created pursuant to a plan qualified under Section 401 of the Code or plans under Section 457 of the Code, or employee benefit plans created pursuant to Section 403(b) of the Code and sponsored by nonprofit organizations defined under Section 501(c)(3) of the Code. Such plans will qualify for purchases at net asset value provided that (1) the total amount invested in the plan is at least $1,000,000, (2) the sponsor signs a $1,000,000 LOI, (3) such shares are purchased by an employer-sponsored plan with at least 100 eligible employees, or (4) all of the plan's transactions are executed through a single financial institution or service organization who has entered into an agreement with AIM Distributors with respect to their use of the AIM Funds in connection with such accounts. Section 403(b) plans sponsored by public educational institutions will not be eligible for net asset value purchases based on the aggregate investment made by the plan or the number of eligible employees. Participants in such plans will be eligible for reduced sales charges based solely on the aggregate value of their individual investments in the applicable AIM Fund. PLEASE NOTE THAT TAX-EXEMPT FUNDS ARE NOT APPROPRIATE INVESTMENTS FOR SUCH PLANS. AIM Distributors may pay investment dealers or other financial service firms for share purchases of the Load Funds (as defined under the caption "Exchange Privilege") sold at net asset value to an employee benefit plan in accordance with this paragraph as follows: 1% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases and up to 0.10% of the net asset value of any Class A shares of AIM LIMITED MATURITY TREASURY FUND sold at net asset value to an employee benefit plan in accordance with this paragraph.


    Class A shares of AIM WEINGARTEN FUND and AIM CONSTELLATION FUND may be deposited at net asset value, without payment of a sales charge, in G/SET series unit investment trusts, whose portfolios consist exclusively of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and stripped United States Treasury issued notes or bonds bearing no current interest ("Treasury Obligations"). Class A shares of such funds may also be purchased at net asset value by other unit investment trusts approved by the Board of Directors of AIM Equity Funds, Inc. Unit holders of such trusts may elect to invest cash distributions from such trusts in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, including: (a) distributions of any dividend income or other income received by such trusts; (b) distributions of any net capital gains received in respect of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND and proceeds of the sales of Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND used to redeem units of such trusts; and (c) proceeds from the maturity of the Treasury Obligations at the termination dates of such trusts. Prior to the termination dates of such trusts, a unit holder may invest the proceeds from the redemption or repurchase of his units in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND at net asset value, provided: (a) that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is effected within 30 days of such redemption or repurchase; and (b) that the unit holder or his dealer provides AIM Distributors with a letter which: (i) identifies the name, address and telephone

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                              AIM INVESTOR'S GUIDE
number of the dealer who sold to the unit holder the units to be redeemed or repurchased; and (ii) states that the investment in Class A shares of AIM WEINGARTEN FUND or AIM CONSTELLATION FUND is being funded exclusively by the proceeds from the redemption or repurchase of units of such trusts.

    FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."
--------------------------------------------------------------------------------

SPECIAL PLANS

    Except as noted below, each AIM Fund provides the special plans described below for the convenience of its shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.

    Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.

    SYSTEMATIC WITHDRAWAL PLAN. Under a Systematic Withdrawal Plan, a shareholder who owns shares which are not subject to a contingent deferred sales charge, can arrange for monthly, quarterly or annual amounts (but not less than $50) to be drawn against the balance of his account in the designated AIM Fund. Shareholders who own shares subject to a contingent deferred sales charge, can only arrange for monthly or quarterly withdrawals under a Systematic Withdrawal Plan. Payment of this amount can be made on any day of the month the shareholder specifies, except the thirtieth or thirty-first day of each month in which a payment is to be made. A minimum account balance of $5,000 is required to establish a Systematic Withdrawal Plan, but there is no requirement thereafter to maintain any minimum investment. With respect to shares subject to a contingent deferred sales charge (all classes) no contingent deferred sales charge will be imposed on withdrawals made under a Systematic Withdrawal Plan, provided that the amounts withdrawn under such a plan do not exceed on an annual basis 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan. Systematic Withdrawal Plans with respect to shares subject to a contingent deferred sales charge that exceed on an annual basis 12% of such account will be subject to a contingent deferred sales charge on the amounts exceeding 12% of the account value at the time the shareholder elects to participate in the Systematic Withdrawal Plan.

    Under a Systematic Withdrawal Plan, all shares are to be held by the Transfer Agent and all dividends and distributions are reinvested to shares of the applicable AIM Fund by the Transfer Agent. To provide funds for payments made under the Systematic Withdrawal Plan, the Transfer Agent redeems sufficient full and fractional shares at their net asset value in effect at the time of each such redemption.


    Payments under a Systematic Withdrawal Plan constitute taxable events. Since such payments are funded by the redemption of shares, they may result in a return of capital and in capital gains or losses, rather than in ordinary income. Because sales charges are imposed on additional purchases of shares (other than Class B or Class C shares of the Multiple Class Funds, and AIM Cash Reserve Shares of AIM MONEY MARKET FUND), it is disadvantageous to effect such purchases while a Systematic Withdrawal Plan is in effect.


    The Systematic Withdrawal Plan may be terminated at any time upon 10 days' prior notice to AFS. Each AIM Fund bears its share of the cost of operating the Systematic Withdrawal Plan. Each AIM Fund reserves the right to initiate a fee for each withdrawal (not to exceed its cost), but there is no present intent to do so.

    AUTOMATIC INVESTMENT PLAN. Shareholders who wish to make regular systematic investments may establish an Automatic Investment Plan. Under this plan withdrawal is made on the shareholder's bank account in

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                              AIM INVESTOR'S GUIDE
the amount specified by the shareholder (minimum $50 per investment, per account) and on a day or date(s) specified by the shareholder. The proceeds are invested in shares of the designated AIM Fund at the applicable offering price determined on the date of the withdrawal. An Automatic Investment Plan may be discontinued upon 10 days' prior notice to the Transfer Agent or AIM Distributors.


    AUTOMATIC DIVIDEND INVESTMENT PLAN. Shareholders may elect to have all dividends and distributions declared by an AIM Fund paid in cash or invested at net asset value, without payment of an initial sales charge, either in shares of the same AIM Fund or invested in shares of another AIM Fund. For each of the Multiple Class Funds, dividends and distributions attributable to Class A shares may be reinvested in Class A shares of the same fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund; dividends and distributions attributable to Class B shares may be reinvested in Class B shares of the same fund or in Class B shares of another Multiple Class Fund; dividends and distributions attributable to Class C shares may be reinvested in Class C shares of the same fund or in Class C shares of another Multiple Class Fund; and dividends and distributions attributable to AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be reinvested in additional shares of such fund, in Class A shares of another Multiple Class Fund or in shares of another AIM Fund which is not a Multiple Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one AIM Fund invested in shares of another AIM Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another AIM Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An AIM Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.


    DOLLAR COST AVERAGING. Shareholders may elect to have a specified amount automatically exchanged, either monthly or quarterly (on or about the 10th or 25th day of the applicable month), from one of their accounts into one or more AIM Funds, subject to the terms and conditions described under the caption "Exchange Privilege -- Terms and Conditions of Exchanges." The account from which exchanges are to be made must have a value of at least $5,000 when a shareholder elects to begin this program, and the exchange minimum is $50 per transaction. All of the accounts that are part of this program must have identical registrations. The net asset value of shares purchased under this program may vary, and may be more or less advantageous than if shares were not exchanged automatically. There is no charge for entering the Dollar Cost Averaging program. Sale charges may apply, as described under the caption "Exchange Privilege."


    PROTOTYPE RETIREMENT PLANS. The AIM Funds (except for AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM TAX-EXEMPT CASH FUND and AIM TAX-EXEMPT BOND FUND OF CONNECTICUT) have made the following prototype retirement plans available to corporations, individuals and employees of non-profit organizations and public schools: combination money-purchase/profit-sharing plans; 403(b) plans; IRA plans; Roth IRA plans; SARSEP plans; SEP plans; and SIMPLE IRA plans (collectively, "retirement accounts"). Information concerning these plans, including the custodian's fees and the forms necessary to adopt such plans, can be obtained by calling or writing the AIM Funds or AIM Distributors. Shares of the AIM Funds are also available for investment through existing 401(k) plans (for both individuals and employers) adopted under the Code. The plan custodian currently imposes an annual $10 maintenance fee with respect to each retirement account for which it serves as the custodian. This fee is generally charged in December. Each AIM Fund and/or the custodian reserve the right to change this maintenance fee and to initiate an establishment fee (not to exceed its cost).



    PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of AIM Funds. The Program automatically rebalances holdings of AIM Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, AIM Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.



    Rebalancing under the Program will be effected through the exchange of shares of one or more AIM Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other AIM Funds in the

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                              AIM INVESTOR'S GUIDE

shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the AIM Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of AIM Fund(s) that have appreciated most during the period being exchanged for shares of AIM Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.



    The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular AIM Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an AIM Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which AIM Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Shareholders participating in the Program may also participate in the Right of Accumulation, LOI, and Automatic Investment Plan. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.

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                              AIM INVESTOR'S GUIDE

EXCHANGE PRIVILEGE


    TERMS AND CONDITIONS OF EXCHANGES. Shareholders of the AIM Funds may participate in an exchange privilege as described below. The exchange privilege is also available to holders of the Connecticut General Guaranteed Account, established for tax-qualified group annuities, for contracts purchased on or before June 30, 1992. AIM Distributors acts as distributor for the AIM Funds which represent a range of different investment objectives and policies. As set forth under the caption "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions," shares of certain of the AIM Funds, including the Class A shares of the Multiple Class Funds, listed below and referred to herein as the "Load Funds," are sold at a public offering price that includes a maximum sales charge of 5.50% or 4.75% of the public offering price of such shares; Class A shares (or shares which normally involve the payment of initial sales charges) of certain of the AIM Funds, listed below and referred to herein as the "Lower Load Funds," are sold at a public offering price that includes a maximum sales charge of 1.00% of the public offering price of such shares; and Class A shares or shares of certain other funds, listed below and referred to herein as the "No Load Funds," are sold at net asset value, without payment of a sales charge.



                                  LOAD FUNDS:
--------------------------------------------------------------------------------
AIM ADVISOR FLEX FUND -- CLASS A
AIM ADVISOR INTERNATIONAL VALUE FUND -- CLASS A
AIM ADVISOR LARGE CAP VALUE FUND -- CLASS A
AIM ADVISOR MULTIFLEX FUND -- CLASS A
AIM ADVISOR REAL ESTATE FUND -- CLASS A
AIM AGGRESSIVE GROWTH FUND -- CLASS A
AIM AMERICA VALUE FUND -- CLASS A
AIM ASIAN GROWTH FUND -- CLASS A
AIM BALANCED FUND -- CLASS A
AIM BLUE CHIP FUND -- CLASS A
AIM CAPITAL DEVELOPMENT FUND -- CLASS A
AIM CHARTER FUND -- CLASS A
AIM CONSTELLATION FUND -- CLASS A
AIM DEVELOPING MARKETS FUND -- CLASS A
AIM EMERGING MARKETS FUND -- CLASS A
AIM EUROPE GROWTH FUND -- CLASS A
AIM EUROPEAN DEVELOPMENT FUND -- CLASS A
AIM GLOBAL AGGRESSIVE GROWTH FUND -- CLASS A
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND -- CLASS A
AIM GLOBAL FINANCIAL SERVICES FUND -- CLASS A
AIM GLOBAL GOVERNMENT INCOME FUND -- CLASS A
AIM GLOBAL GROWTH FUND -- CLASS A
AIM GLOBAL GROWTH & INCOME FUND -- CLASS A
AIM GLOBAL HEALTH CARE FUND -- CLASS A
AIM GLOBAL HIGH INCOME FUND -- CLASS A

AIM GLOBAL INCOME FUND -- CLASS A
AIM GLOBAL INFRASTRUCTURE FUND -- CLASS A
AIM GLOBAL RESOURCES FUND -- CLASS A
AIM GLOBAL TELECOMMUNICATIONS FUND -- CLASS A
AIM GLOBAL TRENDS FUND -- CLASS A
AIM GLOBAL UTILITIES FUND -- CLASS A
AIM HIGH INCOME MUNICIPAL FUND -- CLASS A
AIM HIGH YIELD FUND -- CLASS A
AIM INCOME FUND -- CLASS A
AIM INTERMEDIATE GOVERNMENT FUND -- CLASS A
AIM INTERNATIONAL EQUITY FUND -- CLASS A
AIM INTERNATIONAL GROWTH FUND -- CLASS A
AIM JAPAN GROWTH FUND -- CLASS A
AIM LATIN AMERICAN GROWTH FUND -- CLASS A
AIM MID CAP GROWTH FUND -- CLASS A
AIM MONEY MARKET FUND -- CLASS A
AIM MUNICIPAL BOND FUND -- CLASS A
AIM NEW PACIFIC GROWTH FUND -- CLASS A
AIM SELECT GROWTH FUND -- CLASS A
AIM SMALL CAP EQUITY FUND -- CLASS A
AIM SMALL CAP OPPORTUNITIES FUND -- CLASS A
AIM STRATEGIC INCOME FUND -- CLASS A
AIM TAX-EXEMPT BOND FUND OF CONNECTICUT -- CLASS A
AIM VALUE FUND -- CLASS A
AIM WEINGARTEN FUND -- CLASS A
AIM WORLDWIDE GROWTH FUND -- CLASS A

LOWER LOAD FUNDS:
--------------------------------------------------------------------------------
AIM LIMITED MATURITY TREASURY FUND -- CLASS A
AIM TAX-FREE INTERMEDIATE FUND -- CLASS A

NO LOAD FUNDS:
--------------------------------------------------------------------------------
AIM MONEY MARKET FUND -- AIM CASH RESERVE SHARES
AIM TAX-EXEMPT CASH FUND -- CLASS A
AIM DOLLAR FUND -- CLASS A

    Shares of any AIM Fund may be exchanged for shares of any other AIM Fund on the terms described on the chart below, except that (i) Load Fund share purchases of $1,000,000 or more which are subject to a contingent deferred sales charge may not be exchanged for Lower Load Funds or for AIM TAX-EXEMPT CASH FUND (AND CLASS A SHARES OF AIM DOLLAR FUND); (II) LOWER LOAD FUND SHARE PURCHASES OF $1,000,000 OR MORE AND AIM CASH RESERVE SHARES OF AIM MONEY MARKET FUND, AIM TAX-EXEMPT CASH FUND AND AIM DOLLAR FUND PURCHASES MAY BE EXCHANGED FOR LOAD FUND SHARES IN AMOUNTS OF $1,000,000 OR MORE WHICH WILL THEN BE SUBJECT TO A CONTINGENT DEFERRED SALES CHARGE; HOWEVER, FOR PURPOSES OF CALCULATING THE CONTINGENT DEFERRED SALES CHARGES ON THE LOAD FUND SHARES ACQUIRED, THE 18-MONTH PERIOD SHALL BE COMPUTED FROM THE DATE OF SUCH EXCHANGE, (iii) Class A shares may be exchanged for Class A shares, (iv) Class B shares may be exchanged only for Class B shares; (v) Class C shares may only be exchanged for Class C shares; and (vi) AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be exchanged for Class A shares of AIM MONEY MARKET FUND or for Class B or Class C shares.

                              AIM INVESTOR'S GUIDE

    DEPENDING UPON THE FUND FROM WHICH AND INTO WHICH AN EXCHANGE IS BEING MADE, SHARES BEING ACQUIRED IN AN EXCHANGE MAY BE ACQUIRED AT THEIR OFFERING PRICE OR AT THEIR NET ASSET VALUE (WITHOUT PAYMENT OF A SALES CHARGE) AS SET FORTH IN THE TABLE BELOW FOR SHARES INITIALLY PURCHASED PRIOR TO MAY 1, 1994:


                                                                                                        MULTIPLE CLASS FUNDS:
                                                                   LOWER LOAD         NO LOAD      --------------------------------
FROM:                         TO:            LOAD FUNDS               FUNDS            FUNDS           CLASS B          CLASS C
---------------------------------------------------------------  ---------------  ---------------  ---------------  ---------------

Load Funds............. Net Asset Value                          Net Asset Value  Net Asset Value  Not Applicable   Not Applicable

Lower Load Funds....... Net Asset Value                          Net Asset Value  Net Asset Value  Not Applicable   Not Applicable

No Load Funds.......... Offering Price if No Load shares were    Net Asset Value  Net Asset Value  Not Applicable   Not Applicable
                       directly purchased. Net Asset Value if    if No Load
                       No Load shares were acquired upon         shares were
                       exchange of shares of any Load Fund or    acquired upon
                       any Lower Load Fund.                      exchange of
                                                                 shares of any
                                                                 Load Fund or
                                                                 any Lower Load
                                                                 Fund;
                                                                 otherwise,
                                                                 Offering Price.

Multiple Class Funds:

  Class B.............. Not Applicable                           Not Applicable   Not Applicable   Net Asset Value  Not Applicable


    FOR SHARES INITIALLY PURCHASED ON OR AFTER MAY 1, 1994, THE FOREGOING TABLE IS REVISED AS FOLLOWS:

                                                                                                        MULTIPLE CLASS FUNDS:
                                                                   LOWER LOAD         NO LOAD      --------------------------------
FROM:                         TO:            LOAD FUNDS               FUNDS            FUNDS           CLASS B          CLASS C
---------------------------------------------------------------  ---------------  ---------------  ---------------  ---------------

Load Funds............. Net Asset Value                          Net Asset Value  Net Asset Value  Not Applicable   Not Applicable

Lower Load Funds....... Net Asset Value if shares were acquired  Net Asset Value  Net Asset Value  Not Applicable   Not Applicable
                       upon exchange of any Load Fund.
                       Otherwise, difference in sales charge
                       will apply.

No Load Funds.......... Offering Price if No Load shares were    Net Asset Value  Net Asset Value  Not Applicable   Not Applicable
                       directly purchased. Net Asset Value if    if No Load
                       No Load shares were acquired upon         shares were
                       exchange of shares of any Load Fund.      acquired upon
                       Difference in sales charge will apply if  exchange of
                       No Load shares were acquired upon         shares of any
                       exchange of Lower Load Fund shares.       Load Fund or
                                                                 any Lower Load
                                                                 Fund;
                                                                 otherwise,
                                                                 Offering Price.

Multiple Class Funds:

  Class B.............. Not Applicable                           Not Applicable   Not Applicable   Net Asset Value  Not Applicable

  Class C.............. Not Applicable                           Not Applicable   Not Applicable   Not Applicable   Net Asset Value


    An exchange is permitted only in the following circumstances: (a) if the funds offer more than one class of shares, the exchange must be between the same class of shares (e.g., Class A, Class B and Class C shares of a Multiple Class Fund cannot be exchanged for each other) except that AIM Cash Reserve Shares of AIM MONEY MARKET FUND may be exchanged for Class A shares of another Multiple Class Fund; (b) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the fund acquired through such exchange; (c) the shares of the fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (d) the exchange must be made between accounts having identical registrations and addresses; (e) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (f) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (g) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and (h) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the AIM Funds.


    THE CURRENT PROSPECTUS OF EACH OF THE AIM FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE

                              AIM INVESTOR'S GUIDE
PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.

    THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.


    Shares of any AIM Fund (other than AIM MONEY MARKET FUND) to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase, Exchange and Redemption Orders (AIM MONEY MARKET FUND only)" for information regarding the timing of exchange orders for AIM MONEY MARKET FUND. Normally, shares of an AIM Fund to be acquired by exchange are purchased at their net asset value or applicable offering price, as the case may be, determined on the date that such request is received, but under unusual market conditions such purchases may be delayed for up to five business days if it is determined that a fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into a fund paying daily dividends ("Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."


    In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.

    EXCHANGES BY MAIL. Investors exchanging their shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of shares to be exchanged, and the names of the funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail, except those required for redemption of IRAs. See "How to Redeem Shares."


    EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the AIM Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a shareholder, dealer or investment advisor who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a shareholder is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.


    EXCHANGES OF CLASS B AND CLASS C SHARES. A contingent deferred sales charge will not be imposed in connection with exchanges among Class B or Class C shares. For purposes of determining a shareholder's holding period of Class B or Class C shares in the calculation of the applicable contingent deferred sales

                              AIM INVESTOR'S GUIDE

charge, the period of time during which Class B or Class C shares were held prior to an exchange will be added to the holding period of the applicable Class B or Class C shares acquired in an exchange.


HOW TO REDEEM SHARES


    Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/ financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. Although a contingent deferred sales charge may be applicable to certain redemptions as described below, there is no redemption fee imposed when shares are redeemed or repurchased; however, dealers may charge service fees for handling repurchase transactions.



    MULTIPLE DISTRIBUTION SYSTEM. CLASS B SHARES. Class B shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less the applicable contingent deferred sales charge shown in the table below. No deferred sales charge will be imposed (i) on redemptions of Class B shares following six years from the date such shares were purchased, (ii) on Class B shares acquired through reinvestments of dividends and distributions attributable to Class B shares or (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class B shares.


                                                                                             CONTINGENT DEFERRED SALES
                                                                                               CHARGE AS % OF DOLLAR
YEARS SINCE PURCHASE MADE                                                                    AMOUNT SUBJECT TO CHARGE
------------------------------------------------------------------------------------------  ---------------------------
First.....................................................................................              5%
Second....................................................................................              4%
Third.....................................................................................              3%
Fourth....................................................................................              3%
Fifth.....................................................................................              2%
Sixth.....................................................................................              1%
Seventh and Following.....................................................................             None

    In determining whether a contingent deferred sales charge is applicable, it will be assumed that a redemption is made first, of any shares held in the shareholder's account that are not subject to such charge; second, of shares derived from reinvestment of dividends and other distributions; third, of shares held for more than six years from the date such shares were purchased; and fourth, of shares held less than six years from the date such shares were purchased. The applicable sales charge will be applied against the lesser of the current market value of shares redeemed or their original cost.


    Class B shares that are acquired during a tender offer by AIM Floating Rate Fund ("Floating Rate Fund") pursuant to an exchange will be subject, in lieu of the contingent deferred sales charge described above, to a contingent deferred sales charge equivalent to the early withdrawal charge on the shares of the Floating Rate Fund. For purposes of computing such early withdrawal charge, the holding period of Class B shares being redeemed will include the holding period of the Floating Rate Fund shares prior to exchange.



    CLASS C SHARES. Class C shares purchased under the Multiple Distribution System may be redeemed on any business day of a Multiple Class Fund at the net asset value per share next determined following receipt of the redemption order, as described under the caption "Timing and Pricing of Redemption Orders," less a 1% contingent deferred sales charge. No deferred sales charge will be imposed
(i) on redemptions of Class C shares following one year from the date such shares were purchased; (ii) on Class C shares acquired through reinvestment of dividends and distributions attributable to Class C shares; (iii) on amounts that represent capital appreciation in the shareholder's account above the purchase price of the Class C shares; (iv) on redemptions of additional purchases of shares of AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, and AIM ADVISOR REAL ESTATE FUND, by shareholders of record on April 30, 1995 of these funds (shareholders whose broker/dealers maintain a single omnibus account with the Transfer Agent on behalf of those shareholders, perform sub-accounting functions with respect to those shareholders, and are unable to segregate shareholders of record prior to April 30, 1995 from shareholders whose accounts were opened after that date will be subject to a CDSC on all purchases made after March 1, 1996).

                              AIM INVESTOR'S GUIDE

    WAIVERS. Contingent deferred sales charges on Class B and Class C shares will be waived on redemptions (1) following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust (provided AIM Distributors is notified of such death or post-purchase disability at the time of the redemption request and is provided with satisfactory evidence of such death or post-purchase disability),
(2) in connection with certain distributions from IRAs, custodial accounts maintained pursuant to Code Section 403(b), deferred compensation plans qualified under Code Section 457 and plans qualified under Code Section 401 (collectively, "Retirement Plans"), (3) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class B or Class C shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan, (4) effected pursuant to the right of a Multiple Class Fund to liquidate a shareholder's account if the aggregate net asset value of shares held in the account is less than the designated minimum account size described in the prospectus of such Multiple Class Fund, (5) effected by AIM of its investment in Class B or Class C shares and (6) of Class C shares where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payment otherwise payable to the dealer described in the last paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds."

    Waiver category (1) above applies only to redemptions of Class B or Class C shares held at the time of death or initial determination of post-purchase disability.

    Waiver category (2) above applies only to redemptions resulting from:

(i) required minimum distributions to plan participants or beneficiaries who are age 70 1/2 or older, and only with respect to that portion of such distributions which does not exceed 12% annually of the participant's or beneficiary's account value in a particular AIM Fund;

(ii) in-kind transfers of assets where the participant or beneficiary notifies AIM Distributors of such transfer no later than the time such transfer occurs;

(iii) tax-free rollovers or transfers of assets to another Retirement Plan invested in Class B or Class C shares of one or more Multiple Class Funds;

(iv) tax-free returns of excess contributions or returns of excess deferral amounts; and

(v) distributions upon the death or disability (as defined in the Code) of the participant or beneficiary.


    Shareholders who purchased Class B shares of the AIM/GT Funds or Class C shares of AIM GLOBAL TRENDS FUND prior to June 1, 1998 are entitled to certain additional waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information of each respective fund under "How to Purchase and Redeem Shares."



    CONTINGENT DEFERRED SALES CHARGE PROGRAM FOR LARGE PURCHASES. Except for purchases of Class B and Class C shares of a Multiple Class Fund and purchases of shares of the No Load Funds and Lower Load Funds, A CONTINGENT DEFERRED SALES CHARGE OF 1% APPLIES TO PURCHASES OF $1,000,000 OR MORE THAT ARE REDEEMED WITHIN 18 MONTHS OF THE DATE OF PURCHASE. For a description of the AIM Funds participating in the program, see "Terms and Conditions of Purchase of the AIM Funds -- Sales Charges and Dealer Concessions." This charge will be 1% of the lesser of the value of the shares redeemed (excluding reinvested dividends and capital gains distributions) or the total original cost of such shares. In determining whether a contingent deferred sales charge is payable, and the amount of any such charge, shares not subject to the contingent deferred sales charge are redeemed first (including shares purchased by reinvested dividends and capital gains distributions and amounts representing increases from capital appreciation), and then other shares are redeemed in the order of purchase. No such charge will be imposed upon exchanges unless the shares acquired by exchange are redeemed within 18 months of the date the shares were originally purchased. For purposes of computing this 18-MONTH PERIOD, (i) shares of any Load Fund or AIM Cash Reserve shares of AIM MONEY MARKET FUND [or Class A shares of AIM DOLLAR FUND] which were acquired through an exchange of shares which previously were subject to the 1% contingent deferred sales charge will be credited with the period of time such exchanged shares were held, and (ii) shares of any Load Fund which are subject to the 1% contingent deferred sales charge and which were acquired through an exchange of shares of a Lower Load or a No Load Fund which previously were not subject to the 1% contingent deferred sales charge will not be credited with the period of time such exchanged shares were held. The charge will be waived in the following circumstances: (l) redemptions of shares by employee benefit plans ("Plans") qualified under Sections 401 or 457 of the Code,

                              AIM INVESTOR'S GUIDE
or Plans created under Section 403(b) of the Code and sponsored by nonprofit organizations as defined under Section 501(c)(3) of the Code, where shares are being redeemed in connection with employee terminations or withdrawals, and (a) the total amount invested in a Plan is at least $1,000,000, (b) the sponsor of a Plan signs a letter of intent to invest at least $1,000,000 in one or more of the AIM Funds, or (c) the shares being redeemed were purchased by an employer-sponsored Plan with at least 100 eligible employees; provided, however, that Plans created under Section 403(b) of the Code which are sponsored by public educational institutions shall qualify under (a), (b) or (c) above on the basis of the value of each Plan participant's aggregate investment in the AIM Funds, and not on the aggregate investment made by the Plan or on the number of eligible employees; (2) redemptions of shares following the death or post-purchase disability, as defined in Section 72(m)(7) of the Code, of a shareholder or a settlor of a living trust; (3) redemptions of shares purchased at net asset value by private foundations or endowment funds where the initial amount invested was at least $1,000,000; (4) redemptions of shares purchased by an investor in amounts of $1,000,000 or more where such investor's dealer of record, due to the nature of the investor's account, notifies AIM Distributors prior to the time of investment that the dealer waives the payments otherwise payable to the dealer as described in the third paragraph under the caption "Terms and Conditions of Purchase of the AIM Funds -- All Groups of AIM Funds;" and (5) pursuant to a Systematic Withdrawal Plan, provided that amounts withdrawn under such plan do not exceed on an annual basis 12% of the value of the shareholder's investment in Class A shares at the time the shareholder elects to participate in the Systematic Withdrawal Plan.

    Shareholders who purchased $500,000 or more of Class A shares of the AIM/GT Funds prior to June 1, 1998 are entitled to certain waivers of the contingent deferred sales charge on those shares as described in the Statement of Additional Information under "How to Purchase and Redeem Shares."

    REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."

    Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the Fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.

    In addition to these requirements, shareholders who have invested in a fund to establish as IRA, should include the following information along with a written request for either partial or full liquidation of fund shares; (a) a statement as to whether or not the shareholder has attained age 59 1/2, and (b) a statement as to whether or not the shareholder elects to have federal income tax withheld from the proceeds of the liquidation.


    REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in this account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. Accounts in AIM Distributors' prototype retirement plans (such as IRA and IRA/SEP) or 403(b) plans are not eligible for the telephone redemption option. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain

                              AIM INVESTOR'S GUIDE

cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.


    EXPEDITED REDEMPTIONS (AIM MONEY MARKET FUND ONLY). If a redemption order is received prior to 11:30 a.m. Eastern Time, the redemption will be effective on that day and AIM MONEY MARKET FUND will endeavor to transmit payment on that same business day. If the redemption order is received after 11:30 a.m. and prior to NYSE Close, the redemption will be made at the next determined net asset value and payment will generally be transmitted on the next business day.


    REDEMPTIONS BY CHECK (AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND). After completing the appropriate authorization form, shareholders may use checks to effect redemptions from AIM TAX-EXEMPT CASH FUND, AIM Cash Reserve Shares of AIM MONEY MARKET FUND and Class A shares of AIM DOLLAR FUND. This privilege does not apply to retirement accounts or qualified plans. Checks may be drawn in any amount of $250 or more. Checks drawn against insufficient shares in the account, against shares held less than ten business days, or in amounts of less than the applicable minimum will be returned to the payee. The payee of the check may cash or deposit it in the same way as an ordinary bank check. When a check is presented on the Transfer Agent for payment, the Transfer Agent will cause a sufficient number of shares of such fund to be redeemed to cover the amount of the check. Shareholders are entitled to dividends on the shares redeemed through the day on which the check is presented to the Transfer Agent for payment.



    TIMING AND PRICING OF REDEMPTION ORDERS. Shares of the various AIM Funds (other than AIM MONEY MARKET FUND) are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders, except that shares that are subject to a contingent deferred sales charge, may be subject to the imposition of deferred sales charges that will be deducted from the redemption proceeds. See "Multiple Distribution System" and "Contingent Deferred Sales Charge Program for Large Purchases." Orders for the redemption of shares received in proper form prior to NYSE Close on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. Redemptions of shares of AIM MONEY MARKET FUND received prior to 12:00 noon or NYSE Close on any business day of the Fund will be confirmed at the price next determined. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.


    Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

    SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an

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                              AIM INVESTOR'S GUIDE
address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.

    Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission ("SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.


    REINSTATEMENT PRIVILEGE (CLASS A SHARES ONLY). Within 90 days of a redemption, a shareholder may invest all or part of the redemption proceeds in Class A shares of any AIM Fund at the net asset value next computed after receipt by the Transfer Agent of the funds to be reinvested; provided, however, if the redemption was made from Class A shares of either AIM LIMITED MATURITY TREASURY FUND or AIM TAX-FREE INTERMEDIATE FUND, the reinvested proceeds will be subject to the difference in sales charge between the shares redeemed and the shares the proceeds are reinvested in. The shareholder must ask the Transfer Agent for such privilege at the time of reinvestment. A realized gain on the redemption is taxable, and reinvestment may alter any capital gains payable. If there has been a loss on the redemption and shares of the same fund are repurchased, all of the loss may not be tax deductible, depending on the timing and amount reinvested. Under the Code, if the redemption proceeds of fund shares on which a sales charge was paid are reinvested in shares of the same fund, or exchanged for shares of another AIM Fund, at a reduced sales charge within 90 days of the payment of the sales charge, the shareholder's basis in the fund shares redeemed may not include the amount of the sales charge paid, thereby reducing the loss or increasing the gain recognized from the redemption; however, the shareholder's basis in the fund shares purchased will include the sales charge. Each AIM Fund may amend, suspend or cease offering the privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation. This privilege may only be exercised once each year by a shareholder with respect to each AIM Fund.



    Shareholders who are assessed a contingent deferred sales charge in connection with the redemption of Class A shares and who subsequently reinvest a portion or all of the value of the redeemed shares in Class A shares of any AIM Fund within 90 days after such redemption may do so at net asset value if such privilege is claimed at the time of reinvestment. Such reinvested proceeds will not be subject to either a front-end sales charge at the time of reinvestment or an additional contingent deferred sales charge upon subsequent redemption. In order to exercise this reinvestment privilege, the shareholder must notify the Transfer Agent of his or her intent to do so at the time of reinvestment. This reinvestment privilege does not apply to Class B or Class C shares.


DETERMINATION OF NET ASSET VALUE

    The net asset value per share (or share price) of each AIM Fund is determined as of 4:00 p.m. Eastern Time (12:00 noon Eastern Time and NYSE Close with respect to AIM MONEY MARKET FUND) on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an AIM Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but

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                              AIM INVESTOR'S GUIDE
not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the Money Market Funds, are valued at amortized cost as reflecting fair value. AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOARD FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT and AIM TAX-FREE INTERMEDIATE FUND value variable rate securities that have an unconditional demand or put feature exercisable within seven days or less at par, which reflects the market value of such securities.


    Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

                              AIM INVESTOR'S GUIDE


DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS



DIVIDENDS AND DISTRIBUTIONS



    Each AIM Fund's policy regarding the payment of dividends and distributions is set forth below.



                                                                                    DISTRIBUTIONS    DISTRIBUTIONS
                                                                                       OF NET           OF NET
                                                           DIVIDENDS FROM             REALIZED         REALIZED
                                                           NET INVESTMENT            SHORT-TERM        LONG-TERM
FUND                                                           INCOME               CAPITAL GAINS    CAPITAL GAINS
--------------------------------------------------  ----------------------------  -----------------  -------------
AIM ADVISOR FLEX FUND.............................  declared and paid quarterly   quarterly          annually
AIM ADVISOR INTERNATIONAL VALUE FUND..............  declared and paid annually    annually           annually
AIM ADVISOR LARGE CAP VALUE FUND..................  declared and paid quarterly   quarterly          annually
AIM ADVISOR MULTIFLEX FUND........................  declared and paid quarterly   quarterly          annually
AIM ADVISOR REAL ESTATE FUND......................  declared and paid quarterly   quarterly          annually
AIM AGGRESSIVE GROWTH FUND........................  declared and paid annually    annually           annually
AIM AMERICA VALUE FUND............................  declared and paid annually    annually           annually
AIM ASIAN GROWTH FUND.............................  declared and paid annually    annually           annually
AIM BALANCED FUND.................................  declared and paid quarterly   annually           annually
AIM BLUE CHIP FUND................................  declared and paid annually    annually           annually
AIM CAPITAL DEVELOPMENT FUND......................  declared and paid annually    annually           annually
AIM CHARTER FUND..................................  declared and paid quarterly   annually           annually
AIM CONSTELLATION FUND............................  declared and paid annually    annually           annually
AIM DEVELOPING MARKETS FUND.......................  declared and paid annually    annually           annually
AIM DOLLAR FUND...................................  declared daily; paid monthly  annually           annually
AIM EMERGING MARKETS FUND.........................  declared and paid annually    annually           annually
AIM EUROPE GROWTH FUND............................  declared and paid annually    annually           annually
AIM EUROPEAN DEVELOPMENT FUND.....................  declared and paid annually    annually           annually
AIM GLOBAL AGGRESSIVE GROWTH FUND.................  declared and paid annually    annually           annually
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND....  declared and paid annually    annually           annually
AIM GLOBAL FINANCIAL SERVICES FUND................  declared and paid annually    annually           annually
AIM GLOBAL GOVERNMENT INCOME FUND.................  declared and paid monthly     annually           annually
AIM GLOBAL GROWTH FUND............................  declared and paid annually    annually           annually
AIM GLOBAL GROWTH & INCOME FUND...................  declared and paid quarterly   annually           annually
AIM GLOBAL HEALTH CARE FUND.......................  declared and paid annually    annually           annually
AIM GLOBAL HIGH INCOME FUND.......................  declared and paid monthly     annually           annually
AIM GLOBAL INCOME FUND............................  declared daily; paid monthly  annually           annually
AIM GLOBAL INFRASTRUCTURE FUND....................  declared and paid annually    annually           annually
AIM GLOBAL RESOURCES FUND.........................  declared and paid annually    annually           annually
AIM GLOBAL TELECOMMUNICATIONS FUND................  declared and paid annually    annually           annually
AIM GLOBAL TRENDS FUND............................  declared and paid annually    annually           annually
AIM GLOBAL UTILITIES FUND.........................  declared daily; paid monthly  annually           annually
AIM HIGH INCOME MUNICIPAL FUND....................  declared daily; paid monthly  annually           annually
AIM HIGH YIELD FUND...............................  declared daily; paid monthly  annually           annually
AIM INCOME FUND...................................  declared daily; paid monthly  annually           annually
AIM INTERMEDIATE GOVERNMENT FUND..................  declared daily; paid monthly  annually           annually
AIM INTERNATIONAL EQUITY FUND.....................  declared and paid annually    annually           annually
AIM INTERNATIONAL GROWTH FUND.....................  declared and paid annually    annually           annually
AIM JAPAN GROWTH FUND.............................  declared and paid annually    annually           annually
AIM LATIN AMERICAN GROWTH FUND....................  declared and paid annually    annually           annually
AIM LIMITED MATURITY TREASURY FUND................  declared daily; paid monthly  annually           annually
AIM MID CAP GROWTH FUND...........................  declared and paid annually    annually           annually
AIM MONEY MARKET FUND.............................  declared daily; paid monthly  at least annually  annually
AIM MUNICIPAL BOND FUND...........................  declared daily; paid monthly  annually           annually
AIM NEW PACIFIC GROWTH FUND.......................  declared and paid annually    annually           annually
AIM SELECT GROWTH FUND............................  declared and paid annually    annually           annually
AIM SMALL CAP EQUITY FUND.........................  declared and paid annually    annually           annually
AIM SMALL CAP OPPORTUNITIES FUND..................  declared and paid annually    annually           annually
AIM STRATEGIC INCOME FUND.........................  declared and paid monthly     annually           annually
AIM TAX-EXEMPT BOND FUND OF CONNECTICUT...........  declared daily; paid monthly  annually           annually
AIM TAX-EXEMPT CASH FUND..........................  declared daily; paid monthly  at least annually  annually
AIM TAX-FREE INTERMEDIATE FUND....................  declared daily; paid monthly  annually           annually
AIM VALUE FUND....................................  declared and paid annually    annually           annually
AIM WEINGARTEN FUND...............................  declared and paid annually    annually           annually
AIM WORLDWIDE GROWTH FUND.........................  declared and paid annually    annually           annually


    In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each AIM Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").


    All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to a class are reinvested in additional shares of such class, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in

                              AIM INVESTOR'S GUIDE

like shares of another Multiple Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or the dividend portion thereof, in cash, or to invest such dividends and distributions in shares of another fund in the AIM Funds; provided that (i) dividends and distributions attributable to Class B shares may only be reinvested in Class B shares, (ii) dividends and distributions attributable to Class C shares may only be reinvested in Class C shares, (iii) dividends and distributions attributable to Class A shares may not be reinvested in Class B or Class C shares, and (iv) dividends and distributions attributable to the AIM Cash Reserve Shares of AIM MONEY MARKET FUND may not be reinvested in the Class A shares of that Fund or in any Class B or Class C shares. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another AIM Fund. Such reinvestments into the AIM Funds are not subject to sales charges, and shares so purchased are automatically credited to the account of the shareholder.


    Dividends on Class B and Class C shares of an AIM Fund are expected to be lower than dividends for Class A shares of that fund or AIM Cash Reserve Shares because of higher distribution fees paid by Class B and Class C shares. Dividends on all shares may also be affected by other class-specific expenses.


    Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.



    Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.


TAX MATTERS

    Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


    TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS--GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares, except for "exempt-interest dividends" paid by AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND (the "Tax-Exempt Funds"), which are exempt from federal income tax. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.


    Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-

                              AIM INVESTOR'S GUIDE
corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares.


    Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR REAL ESTATE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM DOLLAR FUND, AIM EMERGING MARKETS FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL HIGH INCOME FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL TRENDS FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM NEW PACIFIC GROWTH FUND, AIM STRATEGIC INCOME FUND or any of the Tax-Exempt Funds will qualify for this dividends received deduction.



    Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year. No gain or loss will be recognized by shareholders upon the automatic conversion of Class B shares of a Multiple Class Fund into Class A shares of such fund.


    For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.


    TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.


    Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.


    DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.


    TAX-EXEMPT FUNDS -- SPECIAL TAX INFORMATION. Shareholders will not be required to include the "exempt-interest" portion of dividends paid by the Tax-Exempt Funds in their gross income for federal income tax purposes. However, shareholders will be required to report the receipt of exempt-interest dividends and other tax-exempt interest on their federal income tax returns. Moreover, exempt-interest dividends from the Tax-Exempt Funds may be subject to state income taxes, may affect the amount of social security and railroad retirement benefits subject to federal income tax, may affect the deductibility of interest on certain indebtedness of a shareholder, and may have other collateral federal income tax consequences. In addition, the Tax-Exempt Funds may invest in Municipal Securities the interest on which will constitute an item of tax preference and which therefore could give rise to a federal alternative minimum tax liability for certain shareholders; each Tax-Exempt Fund may invest up to 20% of its net assets in such securities and other

                              AIM INVESTOR'S GUIDE
taxable securities. For additional information concerning the alternative minimum tax and certain collateral tax consequences of the receipt of exempt-interest dividends, see the Statements of Additional Information applicable to the Tax-Exempt Funds.

    The Tax-Exempt Funds may pay dividends to shareholders that are taxable, but will endeavor to avoid investments that would result in taxable dividends. The percentage of dividends that constitutes exempt-interest dividends, and the percentage thereof (if any) that constitutes items of tax preference, will be determined annually. These percentages may differ from the actual percentages for any particular day.


    To the extent that dividends are derived from taxable investments or net realized short-term capital gains, they will constitute ordinary income for federal income tax purposes, whether received in cash or additional fund shares. Distributions of net capital gain will be taxable as long-term capital gains, whether received in cash or additional fund shares and regardless of the length of time a shareholder may have held his shares.


    From time to time, proposals have been introduced before Congress that would have the effect of reducing or eliminating the federal tax exemption on Municipal Securities. If such a proposal were enacted, the ability of the Tax-Exempt Funds to pay exempt-interest dividends might be adversely affected.


    AIM AMERICA VALUE FUND, AIM DOLLAR FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HIGH INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MID CAP GROWTH FUND, AIM SMALL CAP EQUITY FUND, AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.



    AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ASIAN GROWTH FUND, AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM GLOBAL UTILITIES FUND, AIM INTERNATIONAL EQUITY FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND, AIM WORLDWIDE GROWTH FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.


GENERAL INFORMATION

    CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the AIM Funds other than AIM HIGH INCOME MUNICIPAL FUND, AIM MUNICIPAL BOND FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND, for which The Bank of New York, 90 Washington Street, 11th Floor, New York, New York 10286, serves as custodian. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.

    A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly-owned subsidiary of AIM, serves as each AIM Fund's transfer agent and dividend payment agent.

    SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

                              AIM INVESTOR'S GUIDE


    YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties (the "Software"). Many software systems in use today are unable to distinguish between the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.


    To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the fourth quarter of 1998. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be viewed to confirm Year 2000 compliance upon installation.

    OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                                AIM DOLLAR FUND


                                     [LOGO]

INVESTMENT MANAGER
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173



SUB-ADVISER
INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111



PRINCIPAL UNDERWRITER
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739



TRANSFER AGENT
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739



CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110



INDEPENDENT ACCOUNTANTS
[            ]



[            ]
[            ]
[            ]



  For more complete information about any other fund in The AIM Family of Funds-Registered Trademark-, including charges and expenses, please call
  (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.

                                     [LOGO]

                                AIM DOLLAR FUND:
                                 ADVISOR CLASS

                        PROSPECTUS -- SEPTEMBER 8, 1998
--------------------------------------------------------------------------------


This Prospectus contains information about AIM Dollar Fund (the "Fund"), which is a diversified series of AIM Investment Portfolios (the "Trust"), an open-end, series, management investment company. The Fund is a diversified portfolio which seeks maximum current income consistent with liquidity and conservation of capital. The Fund may invest in a wide variety of high quality, U.S. dollar-denominated money market instruments, including obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities; U.S. and non-U.S. corporate obligations; and instruments of U.S. and foreign banks.



THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE.



This Prospectus sets forth concisely the information about the Fund that prospective investors should know before investing. It should be read and retained for future reference. A Statement of Additional Information, dated September 8, 1998, has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The Statement of Additional Information is available without charge upon written request to the Trust at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173, or calling (800) 347-4246. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. Additional information about the Fund may also be obtained from http://www.aimfunds.com.



THE FUND'S SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED
 BY, ANY BANK, AND THE FUND'S SHARES ARE NOT FEDERALLY INSURED OR GUARANTEED BY
  THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS,
                   INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


--------------------------------------------------------------------------------


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES
 AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION
   PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS.      ANY
             REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                               Prospectus Page 1

                                AIM DOLLAR FUND

                               TABLE OF CONTENTS
------------------------------------------------------------


                                                                                              Page
                                                                                            ---------
Summary...................................................................................          2
Financial Highlights......................................................................          5
Investment Objectives and Policies........................................................          6
Management................................................................................          8
Other Information.........................................................................         10


--------------------------------------------------------------------------------


                                    SUMMARY

------------------------------------------------------------


The Fund:                      The Fund is a diversified series of the Trust.

Investment Objective:          The Fund seeks maximum current income consistent with liquidity and conservation of capital.

Principal Investments:         The Fund invests in a wide variety of high quality U.S. dollar-denominated money market instruments of U.S. and non-U.S. issuers.

Investment Managers:           The Fund is managed by AIM Advisors, Inc. ("AIM") and is sub-advised by INVESCO (NY), Inc. (the
                               "Sub-adviser"). AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of
                               AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia. AIM was organized in 1976 and, together with its subsidiaries, currently advises approximately 90 investment company portfolios.


                               Prospectus Page 2

                                AIM DOLLAR FUND

                                    SUMMARY
                                  (Continued)
--------------------------------------------------------------------------------

Purchasing Shares:             Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans which are sponsored by organizations which have at least
                               1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over such account, and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least 0.50% on the assets in the account; (c) any account with assets of a least $10,000 if (i) such account is established under a "wrap fee" program, and (ii) the account holder pays the sponsor of such program an annual fee of at least 0.50% on the assets in the account;
                               (d) accounts advised by the Sub-adviser or one of the companies formerly affiliated with the Asset
                               Management Division of Liechtenstein Global Trust AG, provided such accounts were invested in Advisor
                               Class shares of any of the funds in The AIM Family of Funds on May 29, 1998; and (e) any of the
                               companies composing or affiliated with AMVESCAP PLC. Pursuant to a separate prospectus the Fund also offers Class A and Class B shares, which represent interests in the Fund. The Class A and Class B shares have different distribution arrangements.

                               Initial investments in Advisor Class shares must be at least $500 and additional investments must be at least $50. The distributor of the Advisor Class shares is A I M Distributors, Inc. ("AIM
                               Distributors"), P.O. Box 4739, Houston, TX 77210-4739. See "How to Purchase Shares."

Exchange Privilege:            The Fund is among those mutual funds distributed by AIM Distributors (collectively, "The AIM Family of Funds"). Advisor Class shares of the Fund may be exchanged for Advisor Class shares of certain funds in the AIM Family of Funds in the manner and subject to the policies and charges set forth herein. See "Exchange Privilege."

Redeeming Shares:              Advisor Class shareholders of the Fund may redeem all or a portion of their shares at net asset value on any business day. See "How to Redeem Shares."

Distributions:                 Dividends are declared daily and paid monthly from available net investment income and any realized net short-term capital gain. Dividends and distributions may be reinvested automatically in Advisor
                               Class shares or in Advisor Class shares of certain funds in the AIM Family of Funds without a sales charge.


THE AIM FAMILY OF FUNDS, THE AIM FAMILY OF FUNDS AND DESIGN (I.E., THE AIM
LOGO), AIM AND DESIGN, AIM, AIM LINK, AIM INSTITUTIONAL FUNDS, AIMFUNDS.COM, LA FAMILIA AIM DE FONDOS AND LA FAMILIA AIM DE FONDOS AND DESIGN ARE REGISTERED SERVICE MARKS AND INVEST WITH DISCIPLINE AND AIM BANK CONNECTION ARE SERVICE MARKS OF A I M MANAGEMENT GROUP INC.

                               Prospectus Page 3

                                AIM DOLLAR FUND


TABLE OF FEES AND EXPENSES. The expenses and maximum transaction costs associated with investing in the Advisor Class shares of the Fund are reflected in the following table (1):



SHAREHOLDER TRANSACTION COSTS:
  Sales charge on purchases of shares.........................................................................        None
  Sales charges on reinvested distributions to shareholders...................................................        None
  Maximum contingent deferred sales charge (as a % of net asset value at time of purchase or sale, whichever
     is less).................................................................................................        None
  Redemption charges..........................................................................................        None
  Exchange fees...............................................................................................        None

ANNUAL FUND OPERATING EXPENSES (2):
 (AS A % OF AVERAGE NET ASSETS)
  Investment management and administration fees...............................................................       0.50%
  12b-1 distribution and service fees.........................................................................        None
  Other expenses (after waivers)..............................................................................       0.50%
                                                                                                                -----------
Total Fund Operating Expenses.................................................................................       1.00%
                                                                                                                -----------
                                                                                                                -----------



HYPOTHETICAL EXAMPLE OF EFFECT OF EXPENSES (3):


An investor would directly or indirectly pay the following expenses at the end of the periods shown on a $1,000 investment in the Fund, assuming a 5% annual return:



                                                                            ONE YEAR    THREE YEARS  FIVE YEARS    TEN YEARS
                                                                              -----     -----------     -----        -----
Advisor Class shares.....................................................   $      10    $      32    $      55    $     123


--------------

(1) THIS TABLE IS INTENDED TO ASSIST INVESTORS IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES ASSOCIATED WITH INVESTING IN THE FUND.



(2) Expenses are based on the Fund's fiscal year ended December 31, 1997. "Other Expenses" include custody, transfer agency, legal, audit and other operating expenses. Effective January 1, 1998, AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, taxes, interest and extraordinary expenses) to the annual rate of 1.00% of the average daily net assets of the Fund's Advisor Class shares. See "Management" herein and the Statement of Additional Information for more information. Without reimbursements, "Other expenses" and "Total Fund Operating Expenses" would have been 0.53% and 1.03%, respectively, for the Advisor Class shares of the Fund. Investors purchasing Advisor Class shares through financial planners, trust companies, bank trust departments or registered investment advisers, or under a "wrap fee" program, will be subject to additional fees charged by such entities or by the sponsors of such programs. Where any account advised by one of the companies affiliated with AMVESCAP PLC invests in Advisor Class shares of the Fund, such account shall not be subject to duplicative advisory fees.



(3) THE "HYPOTHETICAL EXAMPLE" IS NOT A REPRESENTATION OF PAST OR FUTURE EXPENSES. THE FUND'S ACTUAL EXPENSES, AND AN INVESTOR'S DIRECT AND INDIRECT EXPENSES, MAY BE MORE OR LESS THAN THOSE SHOWN. The above table and the assumption in the Hypothetical Example of a 5% annual return are required by regulation of the SEC applicable to all mutual funds. The 5% annual return is not a prediction of and does not represent the Fund's projected or actual performance.


                               Prospectus Page 4

                                AIM DOLLAR FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------


The table below provides condensed financial information concerning income and capital changes for one Advisor Class share of the Fund. This information is supplemented by the financial statements and accompanying notes appearing in the Statement of Additional Information.


                                AIM DOLLAR FUND
                        (FORMERLY GT GLOBAL DOLLAR FUND)

                                 [TO BE ADDED]

                            ------------------------


PERFORMANCE. All advertisements of the Fund will disclose the maximum sales charge (including deferred sales charges) imposed on purchases of the Fund's shares. If any advertised performance data does not reflect the maximum sales charge (if any), such advertisement will disclose that the sales charge has not been deducted in computing the performance data, and that, if reflected, the maximum sales charge would reduce the performance quoted. See the Statement of Additional Information for further details concerning performance comparisons used in advertisements by the Fund. Further information regarding the Fund's performance is contained in the Fund's annual report to shareholders, which is available upon request and without charge.



The Fund's total return is calculated in accordance with a standardized formula for computation of annualized total return.



The Fund's total return shows its overall change in value, including changes in share price and assuming all the Fund's dividends and capital gain distributions are reinvested. A cumulative total return reflects the Fund's performance over a stated period of time. An average annual total return reflects the hypothetical compounded annual rate of return that would have produced the same cumulative total return if the Fund's performance had been constant over the entire period. BECAUSE AVERAGE ANNUAL RETURNS TEND TO EVEN OUT VARIATIONS IN THE FUND'S RETURN, INVESTORS SHOULD RECOGNIZE THAT SUCH RETURNS ARE NOT THE SAME AS ACTUAL YEAR-BY-YEAR RESULTS. To illustrate the components of overall performance, the Fund may separate its cumulative and average annual returns into income results and capital gains or losses.



Yield is computed in accordance with standardized formulas described in the Statement of Additional Information and can be expected to fluctuate from time to time and is not necessarily indicative of future results. Accordingly, yield information may not provide a basis for comparison with investments which pay a fixed rate of interest for a stated period of time. Yield reflects investment income net of expenses over the relevant period attributable to a Fund share, expressed as an annualized percentage of the maximum offering price per share.



Yield is a function of the type and quality of the Fund's investments, the maturity of the securities held in the Fund's portfolio and the operating expense ratio of the Fund. A shareholder's investment in the Fund is not insured or guaranteed. These factors should be carefully considered by the investor before making an investment in the Fund.



From time to time and in its discretion, AIM may waive all or a portion of its advisory fees and/or assume certain expenses of the Fund. Such practices will have the effect of increasing the Fund's total return. The performance of the Fund will vary from time to time and past results are not necessarily representative of future results. The Fund's performance is a function of its portfolio management in selecting the type and quality of portfolio securities and is affected by operating expenses of the Fund as well as by general market conditions.


                               Prospectus Page 5

                                AIM DOLLAR FUND


                              INVESTMENT OBJECTIVE
                                  AND POLICIES


--------------------------------------------------------------------------------


The Fund's investment objective is to seek maximum current income consistent with liquidity and conservation of capital. The Fund seeks this objective by investing in high quality, U.S. dollar-denominated money market instruments, i.e., debt obligations with remaining maturities of 13 months or less. There can be no assurance that the Fund will achieve its investment objective.



The Fund seeks to maintain a net asset value of $1.00 per share. To do so, the Fund uses the amortized cost method of valuing its securities pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act"), certain requirements of which are summarized below.



In accordance with Rule 2a-7, the Fund will (i) maintain a dollar-weighted average portfolio maturity of 90 days or less and (ii) purchase only instruments having remaining maturities of 13 months or less.



The Fund will invest only in high quality, U.S. dollar-denominated money market instruments determined by the Sub-adviser to present minimal credit risks in accordance with procedures established by the Trust's Board of Trustees (the "Board"). To be considered high quality, a security must be rated in accordance with applicable rules in one of the two highest rating categories for short-term securities by at least two nationally recognized statistical rating organizations ("NRSROs") (or one, if only one such NRSRO has rated the security) or, if the issuer has no applicable short-term rating, determined by the Sub-adviser to be of equivalent credit quality.



High quality securities are divided into "first tier" and "second tier" securities. The Fund will limit its purchases of Municipal Securities to those which are "First Tier" securities as defined in Rule 2a-7 under the 1940 Act. Generally, "First Tier" securities are securities that are rated in the highest rating category for short-term debt obligations by two NRSROs, or, if only rated by one NRSRO, are rated in the highest rating category by that NRSRO, or, if unrated, are determined by the Fund's sub-adviser (under the supervision of and pursuant to guidelines established by the Board of Trustees) to be of comparable quality to a rated security that meets the foregoing quality standards, as well as securities issued by a registered investment company that is a money market fund and U.S. government securities.



The rating criteria of Standard & Poor's Corporation ("S&P") and Moody's Investors Service, Inc. ("Moody's"), two NRSROs currently rating instruments of the type the Fund may purchase, are more fully described in "Description of Debt Ratings" in the Statement of Additional Information.



PERMITTED INVESTMENTS. The Fund may invest in the following types of money market instruments:



/ / OBLIGATIONS ISSUED OR GUARANTEED BY THE U.S. AND FOREIGN GOVERNMENTS, THEIR
    AGENCIES AND INSTRUMENTALITIES. These include: direct obligations of the U.S. Treasury, such as Treasury bills and notes; obligations backed by the full faith and credit of the U.S. government, such as those issued by the Government National Mortgage Association; obligations supported primarily or solely by the creditworthiness of the issuer, such as securities of Fannie Mae (also known as the Federal National Mortgage Association), Freddie Mac (also known as the Federal Home Loan Mortgage Corporation) and the Tennessee Valley Authority; and similar U.S.-dollar denominated instruments of foreign governments, their agencies, authorities and instrumentalities.



/ / OBLIGATIONS OF U.S. AND NON-U.S. BANKS, including certificates of deposit, bankers' acceptances and similar instruments, when such banks have total assets at the time of purchase equal to at least $1 billion.



/ / INTEREST-BEARING DEPOSITS IN U.S. COMMERCIAL AND SAVINGS BANKS having total assets of $1 billion or less, in principal amounts at each such bank not greater than are insured by an agency of the U.S. government, provided that the aggregate amount of such deposits (including interest earned) does not exceed 5% of the Fund's assets.



/ / COMMERCIAL PAPER AND OTHER SHORT-TERM DEBT OBLIGATIONS OF U.S. AND FOREIGN
    COMPANIES, rated at least A-1 by S&P or Prime-1 by Moody's or, if not rated, determined by the Sub-adviser to be of equivalent


                               Prospectus Page 6

                                AIM DOLLAR FUND

    quality, provided that any outstanding intermediate- or long-term debt of the issuer is rated at least AA by S&P or Aa by Moody's. These instruments may include corporate bonds and notes (corporate obligations that mature, or that may be redeemed, in one year or less). These corporate obligations include variable rate master notes, which are redeemable upon notice and permit investment of fluctuating amounts at varying rates of interest pursuant to direct arrangements with the issuer of the instrument.



/ / REPURCHASE AGREEMENTS SECURED BY ANY OF THE FOREGOING. A repurchase agreement is a transaction in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Fund will enter into repurchase agreements only with banks and dealers believed by the Sub-adviser to present minimal credit risks in accordance with guidelines approved by the Board. The Sub-adviser will review and monitor the creditworthiness of such institutions under the Board's general supervision. The Fund will not enter into repurchase agreements with maturities of more than seven days if, as a result, more than 10% of the value of its net assets would be invested in such repurchase agreements and other illiquid securities.



INVESTMENT TECHNIQUES. In managing the Fund, the Sub-adviser may employ a number of professional money management techniques, including varying the composition of the Fund's investments and the average weighted maturity of the Fund's portfolio within the limitations described above. Determinations to use such techniques will be based on the Sub-adviser's identification and assessment of the relative values of various money market instruments and the future of interest rate patterns, economic conditions and shifts in fiscal and monetary policy. The Sub-adviser also may seek to improve the Fund's yield by purchasing or selling securities in order to take advantage of yield disparities that regularly occur in the market. For example, frequently there are yield disparities between different types of money market instruments, and market conditions from time to time result in similar securities trading at different prices.



RISKS AND OTHER CONSIDERATIONS. Investors should recognize that in periods of declining interest rates, the Fund's yield will tend to be somewhat higher than prevailing market rates; conversely, in periods of rising interest rates, the Fund's yield will tend to be somewhat lower than those rates. Also, when interest rates are falling, the net new money flowing into the Fund from the net sale of its shares likely will be invested in instruments producing lower yields than the balance of the Fund's portfolio, thereby reducing its yield. The opposite generally will be true in periods of rising interest rates. The Fund is designed to provide maximum current income consistent with the liquidity and safety of principal afforded by investment in a portfolio of high quality money market instruments; the Fund's yield may be lower than that produced by funds investing in lower quality and/or longer-term securities.



Although the Fund may invest in instruments of non-U.S. issuers, all such instruments will be denominated in U.S. dollars and will be first tier securities. Obligations of non-U.S. issuers are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Nonetheless, these instruments present risks that are different from those presented by investment in instruments of U.S. issuers. Obligations of foreign entities may be subject to certain sovereign risks, including adverse political and economic developments in a foreign country, the extent and quality of government regulation of financial markets and institutions, interest limitations, currency controls, foreign withholding taxes, and expropriation or nationalization of foreign issuers and their assets. There may be less publicly available information about foreign issuers than about domestic issuers, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as are domestic issuers. Accordingly, while the Fund's ability to invest in these instruments may provide it with the potential to produce a higher yield than money market funds investing solely in instruments of domestic issuers, the Fund presents greater risk than such other funds.



VARIABLE AND FLOATING RATE SECURITIES. The Fund may purchase variable and floating rate securities with remaining maturities in excess of 13 months. Such securities must comply with conditions established by the SEC under which they may be considered to have remaining maturities of


                               Prospectus Page 7

                                AIM DOLLAR FUND

13 months or less. The yield of these securities varies in relation to changes in specific money market rates such as the prime rate. These changes are reflected in adjustments to the yields of the variable and floating rate securities, and different securities may have different adjustment rates. To the extent that the Fund invests in such variable and floating rate securities, it is the Sub-adviser's view that the Fund may be able to take advantage of the higher yield that is usually paid on longer-term securities. The Sub-adviser further believes that the variable and floating rates paid on such securities may substantially reduce the wide fluctuations in market value caused by interest rate changes and other factors which are typical of longer-term debt securities.



OTHER INFORMATION. The Fund may acquire participation interests in securities in which it is permitted to invest. Participation interests are pro rata interests in securities held by others. Pending investment of proceeds from new sales of Fund shares or for temporary defensive purposes, the Fund may hold any portion of its assets in cash. The Fund may borrow money from banks as a temporary measure (a) for extraordinary or emergency purposes in amounts up to 5% of its net assets (taken at market value) or (b) in amounts up to 33 1/3% of its net assets in order to meet redemption requests. The Fund will not purchase securities while borrowings remain outstanding. The Fund may invest no more than 5% of its total assets in the securities of a single issuer (other than securities issued or guaranteed by the U.S. government, its agencies, or instrumentalities).



The Fund's investment objective and policies with respect to borrowing as stated above are fundamental and may not be changed without the approval of a majority of its outstanding voting securities. A "majority of the Fund's outstanding voting securities" means the lesser of (i) 67% of its shares represented at a meeting at which more than 50% of the outstanding shares are represented, and
(ii) more than 50% of its outstanding shares. In addition, the Fund has adopted certain investment limitations that also may not be changed without shareholder approval. A description of these limitations is included in the Statement of Additional Information. The Fund's other investment policies described herein are not fundamental and may be changed by vote of the Board without shareholder approval.



If a percentage restriction on investment or utilization of assets in an investment policy or restriction is adhered to at the time an investment is made, a later change in percentage ownership of a security or kind of securities resulting from changing market values or a similar type of event will not be considered a violation of the Fund's investment policies or restrictions.


--------------------------------------------------------------------------------


                                   MANAGEMENT


--------------------------------------------------------------------------------


The Trust's Board of Trustees has overall responsibility for the operation of the Fund. The Trust's Board of Trustees has approved all significant agreements between the Trust on the one side and persons or companies furnishing services to the Fund on the other, including the investment management and administrative services agreement with AIM, the investment sub-advisory and sub-administration agreement between AIM and the Sub-adviser, the agreements with AIM Distributors regarding distribution of the Fund's shares, the custody agreement and the transfer agency agreement. The day-to-day operations of the Fund are delegated to the officers of the Trust, subject always to the objective and policies of the Fund and to the general supervision of the Trust's Board of Trustees. See "Trustees and Executive Officers" in the Statement of Additional Information for information on the Trustees.


INVESTMENT MANAGEMENT AND ADMINISTRATION. Services provided by AIM and the Sub-adviser as the Fund's investment managers and administrators include determining the composition of the Fund's portfolio and placing orders to buy, sell or hold particular securities; furnishing corporate officers and clerical staff; providing office space, services and equipment; and supervising all matters relating to the Fund's operation. For these services, the Fund pays AIM management and administration fees, computed daily and paid monthly, at the annualized rate of 0.50% of the Fund's average daily net assets. Out of the aggregate fees payable

                               Prospectus Page 8

                                AIM DOLLAR FUND

by the Fund, AIM pays the Sub-adviser sub-advisory and sub-administration fees equal to 40% of the aggregate fees AIM receives from the Fund. The Fund pays all expenses not assumed by AIM, the Sub-adviser, AIM Distributors or other agents. AIM has undertaken to limit the Fund's expenses (exclusive of brokerage commissions, interest, taxes and extraordinary expenses) to the annual rate of 1.00% of the average daily net assets of the Fund's Advisor Class shares.



The Sub-adviser also serves as the Fund's pricing and accounting agent. For these services the Sub-adviser receives a fee consisting of 0.03% of the first $5 billion of assets, and 0.02% of the assets in excess of $5 billion, of the AIM Funds that are sub-advised by the Sub-adviser (other than AIM Eastern Europe
Fund). Each of these funds, including the Fund, pays an amount based upon its relative net assets.



AIM, 11 Greenway Plaza, Suite 100, Houston, Texas 77046, serves as the investment manager to the Fund pursuant to a master investment management and administration agreement, dated as of May 29, 1998 (the "Advisory Agreement"). AIM was organized in 1976 and, together with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. The Sub-adviser, 50 California Street, 27th Floor, San Francisco, California 94111, and 1166 Avenue of the Americas, New York, New York 10036, serves as the sub-adviser to the Fund pursuant to an investment sub-advisory and sub-administrative agreement dated as of May 29, 1998. Prior to May 29, 1998, the Sub-adviser was known as Chancellor LGT Asset Management, Inc. On May 29, 1998, Liechtenstein Global Trust AG ("LGT"), the former indirect parent organization of the Sub-adviser, consummated a purchase agreement with AMVESCAP PLC pursuant to which AMVESCAP PLC acquired LGT's Asset Management Division, which included the Sub-adviser and certain other affiliates. As a result of this transaction, the Sub-adviser is now an indirect wholly owned subsidiary of AMVESCAP PLC. Prior to the sale, the Sub-adviser and its worldwide asset management affiliates provided investment management and/or administrative services to institutional, corporate and individual clients around the world since 1969.


AIM and the Sub-adviser and their worldwide asset management affiliates provide investment management and/or administrative services to institutional, corporate and individual clients around the world. AIM and the Sub-adviser are both indirect wholly owned subsidiaries of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.


In addition to the investment resources of their Houston, San Francisco and New York offices, AIM and the Sub-adviser draw upon the expertise, personnel, data and systems of other offices in Atlanta, Boston, Dallas, Denver, Louisville, Miami, Portland (Oregon), Frankfurt, Hong Kong, London, Singapore, Sydney, Tokyo and Toronto. In managing the Fund, the Sub-adviser employs a team approach, taking advantage of its investment resources around the world.



In placing orders for the Fund's portfolio securities transactions, the Sub-adviser seeks to obtain the best net results. Consistent with its obligation to obtain the best net results, the Sub-adviser may consider a broker/dealer's sale of shares of the AIM Funds as a factor in considering through whom portfolio transactions will be effected.



DISTRIBUTOR. The Trust has entered into a Master Distribution Agreement, dated May 29, 1998 (the "Distribution Agreement"), with AIM Distributors, a registered broker-dealer and a wholly owned subsidiary of AIM, to act as the distributor of Advisor Class shares of the Fund. Certain Trustees and officers of the Trust are affiliated with AIM Distributors.



The Distribution Agreement provides AIM Distributors with the exclusive right to distribute Advisor Class shares of the Fund directly and through institutions with whom AIM Distributors has entered into selected dealer agreements.


                               Prospectus Page 9

                                AIM DOLLAR FUND


                               OTHER INFORMATION


--------------------------------------------------------------------------------


ORGANIZATION OF THE TRUST. The Trust was organized as a Delaware business trust on May 7, 1998. On September 4, 1998, the Trust acquired the assets of and assumed the liabilities of AIM Investment Portfolios, Inc., a Maryland corporation.



From time to time the Trust may establish additional funds, each corresponding to a distinct investment portfolio and a distinct series of the Trust's shares of beneficial interest. Shares of each fund are entitled to one vote per share (with proportional voting for fractional shares) and are freely transferable. Shareholders have no preemptive rights. Other than the automatic conversion of Class B shares to Class A shares, there are no conversion rights.



On any matter submitted to a vote of shareholders, shares of the Fund will be voted by the Fund's shareholders individually when the matter affects the specific interest of the Fund only, such as approval of its investment management arrangements. In addition, shares of a particular class of the Fund may vote on matters affecting only that class. The shares of the Fund and the Trust's other series will be voted in the aggregate on other matters, such as the election of Trustees and ratification of the selection of the Trust's independent accountants.



Normally there will be no annual meeting of shareholders in any year, except as required under the 1940 Act. Shares of the Fund and the Trust's other series do not have cumulative voting rights, which means that the holders of a majority of the shares voting for the election of Trustees can elect all the Trustees. A Trustee may be removed at any meeting of the shareholders of the Trust by a vote of the shareholders owning at least two-thirds of the outstanding shares. Any Trustee may call a special meeting of shareholders for any purpose. Furthermore, Trustees shall promptly call a meeting of shareholders solely for the purpose of removing one or more Trustees when requested in writing to do so by shareholders holding 10% of the Trust's outstanding shares.



Pursuant to the Trust's Agreement and Declaration of Trust, the Trust may issue an unlimited number of shares for the Fund. Each share of the Fund represents an interest in the Fund only, has a par value of $0.01 per share, represents an equal proportionate interest in the Fund with other shares of the Fund and is entitled to such dividends and distributions out of the income earned and gain realized on the assets belonging to the Fund as may be declared by the Board of Trustees. Each share of the Fund is equal as to earnings, assets and voting privileges to each other share in the Fund, except that each normally has exclusive voting rights with respect to its distribution plan and bears the expenses, if any, related to the distribution of its shares. Shares of the Fund, when issued, are fully paid and nonassessable.



COUNSEL. The law firm of Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., Washington, D.C. 20036-1800, acts as counsel to the Trust, to the Fund.


                               Prospectus Page 10

                              AIM INVESTOR'S GUIDE


     The toll-free number for access to routine account information and to shareholder assistance is
             (800) 959-4246 (7:30 a.m. to 6:00 p.m. Central Time).


                              INVESTOR'S GUIDE TO
                 THE AIM FAMILY OF FUNDS-REGISTERED TRADEMARK-
                            FOR ADVISOR CLASS SHARES

--------------------------------------------------------------------------------

INTRODUCTION TO THE AIM FAMILY OF FUNDS


    THE AIM FAMILY OF FUNDS consists of approximately 50 mutual funds, several of which offer Advisor Class shares. Only Advisor Class shares are offered through this Prospectus. Advisor Class shares are available from the following funds (collectively, the "Advisor Class Funds"):



AIM AMERICA VALUE FUND                              AIM GLOBAL RESOURCES FUND
AIM DEVELOPING MARKETS FUND                         AIM GLOBAL TELECOMMUNICATIONS FUND
AIM DOLLAR FUND                                     AIM GLOBAL TRENDS FUND
AIM EMERGING MARKETS FUND                           AIM INTERNATIONAL GROWTH FUND
AIM EUROPE GROWTH FUND                              AIM JAPAN GROWTH FUND
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND      AIM LATIN AMERICAN GROWTH FUND
AIM GLOBAL FINANCIAL SERVICES FUND                  AIM MID CAP GROWTH FUND
AIM GLOBAL GOVERNMENT INCOME FUND                   AIM NEW PACIFIC GROWTH FUND
AIM GLOBAL GROWTH & INCOME FUND                     AIM SMALL CAP EQUITY FUND
AIM GLOBAL HEALTH CARE FUND                         AIM STRATEGIC INCOME FUND
AIM GLOBAL HIGH INCOME FUND                         AIM WORLDWIDE GROWTH FUND
AIM GLOBAL INFRASTRUCTURE FUND


    IT IS IMPORTANT FOR SHAREHOLDERS CONSIDERING AN EXCHANGE TO CAREFULLY REVIEW THE PROSPECTUS OF THE FUND WHOSE SHARES WILL BE ACQUIRED IN AN EXCHANGE. ADVISOR CLASS SHARES OF A FUND MAY BE EXCHANGED ONLY FOR ADVISOR CLASS SHARES OF ANOTHER FUND. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFER TO SELL SHARES OF ANY FUND OTHER THAN THE FUND(S) NAMED ON THE COVER PAGE OF THIS PROSPECTUS.
--------------------------------------------------------------------------------

HOW TO PURCHASE SHARES


    Shares offered by this Prospectus are available for purchase only by certain investors and are offered at net asset value without the imposition of a front-end or contingent deferred sales charge or Rule 12b-1 fees.



    HOW TO OPEN AN ACCOUNT. Advisor Class shares are available through Financial Advisers (as defined herein) who have entered into agreements with A I M Distributors, Inc. ("AIM Distributors"). In order to purchase Advisor Class shares of any Advisor Class Fund, the Financial Adviser, on behalf of the investor, must submit a fully completed new Account Application form directly to A I M Fund Services, Inc. ("AFS" or the "Transfer Agent"). The Transfer Agent will not accept new Account Application forms submitted directly by investors.



    Accounts submitted without a correct, certified taxpayer identification number or, alternatively, a completed Internal Revenue Service ("IRS") Form W-8 (for non-resident aliens) or Form W-9 (certifying exempt status) accompanying the registration information will be subject to backup withholding. See the Account Application for applicable IRS penalties. The minimum initial investment for Advisor Class shares is $500.


    AFS' mailing address is:

                                 A I M Fund Services, Inc.
                                 P.O. Box 4739
                                 Houston, TX 77210-4739

    For additional information or assistance, investors should call the Client Services Department of AFS at:

                                 (800) 959-4246


    Advisor Class shares of any Advisor Class Funds not named on the cover of this Prospectus, as well as Class A, Class B and Class C shares of other funds distributed by AIM Distributors ("AIM Funds"), are offered

                              AIM INVESTOR'S GUIDE
pursuant to separate prospectuses. Copies of other prospectuses may be obtained by calling (800) 347-4246.


    INITIAL AND SUBSEQUENT PURCHASES BY WIRE: To insure prompt credit to his account, an investor or his Financial Adviser should call AFS' Client Services Department at (800) 959-4246 prior to sending a wire to receive a reference number for the wire. The following wire instructions should be used:


Beneficiary Bank ABA/Routing #:  113000609
Beneficiary Account Number:      00100366807
Beneficiary Account Name:        A I M Fund Services, Inc.
RFB:                             Fund name, Reference Number (16 character limit)
                                 Shareholder Name, Shareholder Account Number
OBI:                             (70 character limit)

    It is recommended that investors in wrap fee accounts and advisory accounts place orders through their Financial Advisers.


    HOW TO PURCHASE ADDITIONAL SHARES. Additional Advisor Class shares may be purchased directly through AIM Distributors or through any Financial Adviser who has entered into an agreement with AIM Distributors. The minimum investment for additional purchases of Advisor Class shares is $50.


    BY MAIL: Investors must indicate their account number and the name of the Fund being purchased. The remittance slip from a confirmation statement should be used for this purpose, and sent to AFS.

    BY AIM BANK CONNECTION(SM): To purchase additional Advisor Class shares by electronic funds transfer, please contact the Client Services Department of AFS for details.
--------------------------------------------------------------------------------

TERMS AND CONDITIONS OF PURCHASE OF THE AIM FUNDS



    In addition to the Advisor Class Funds, the AIM Funds consist of the following funds: AIM ADVISOR FLEX FUND, AIM ADVISOR INTERNATIONAL VALUE FUND, AIM ADVISOR LARGE CAP VALUE FUND, AIM ADVISOR MULTIFLEX FUND, AIM ADVISOR REAL ESTATE FUND, AIM AGGRESSIVE GROWTH FUND, AIM ASIAN GROWTH FUND, AIM BALANCED FUND, AIM BLUE CHIP FUND, AIM CAPITAL DEVELOPMENT FUND, AIM CHARTER FUND, AIM CONSTELLATION FUND, AIM EUROPEAN DEVELOPMENT FUND, AIM GLOBAL AGGRESSIVE GROWTH FUND, AIM GLOBAL GROWTH FUND, AIM GLOBAL INCOME FUND, AIM GLOBAL UTILITIES FUND, AIM HIGH INCOME MUNICIPAL FUND, AIM HIGH YIELD FUND, AIM INCOME FUND, AIM INTERMEDIATE GOVERNMENT FUND, AIM INTERNATIONAL EQUITY FUND, AIM LIMITED MATURITY TREASURY FUND, AIM MONEY MARKET FUND, AIM MUNICIPAL BOND FUND, AIM SELECT GROWTH FUND, AIM SMALL CAP OPPORTUNITIES FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND, AIM TAX-FREE INTERMEDIATE FUND, AIM VALUE FUND and AIM WEINGARTEN FUND, collectively (other than AIM AGGRESSIVE GROWTH FUND, AIM LIMITED MATURITY TREASURY FUND, AIM TAX-EXEMPT BOND FUND OF CONNECTICUT, AIM TAX-EXEMPT CASH FUND and AIM TAX-FREE INTERMEDIATE FUND), with the Advisor Class Funds, the "Multiple Class Funds." For information on purchasing any of the AIM Funds and to receive a prospectus, please call (800) 347-4246. Net asset value is determined in the manner described under the caption "Determination of Net Asset Value."



    Advisor Class shares are offered through this Prospectus to (a) trustees or other fiduciaries purchasing shares for employee benefit plans that are sponsored by organizations that have at least 1,000 employees; (b) any account with assets of at least $10,000 if (i) a financial planner, trust company, bank trust department or registered investment adviser has investment discretion over the account and (ii) the account holder pays such person as compensation for its advice and other services an annual fee of at least .50% of the assets in the account; (c) any account with assets of at least $10,000 if (i) the account is established under a "wrap fee" program and (ii) the account holder pays the sponsor of such program an annual fee of at least .50% of the assets in the account; (d) accounts advised by INVESCO (NY), Inc. or one of the companies formerly affiliated with Liechtenstein Global Trust AG, provided such accounts were invested in Advisor Class shares on May 29, 1998; (e) any of the companies affiliated with AMVESCAP PLC; and (f) AIM GLOBAL TRENDS FUND (certain Advisor Class Funds only).



    Financial planners, trust companies, bank trust departments and registered investment advisers referenced in clause (b) above, and sponsors of "wrap fee" programs referenced in clause (c) above are collectively referred to as "Financial Advisers." Financial Advisers and other fiduciaries may be required to provide information satisfactory to AIM Distributors concerning their eligibility to purchase Advisor Class shares.

                              AIM INVESTOR'S GUIDE

Investors in wrap fee programs and advisory accounts may only purchase Advisor Class shares through Financial Advisers who have entered into agreements with AIM Distributors. Investors may be charged a fee by their agents or brokers for effecting transactions in Advisor Class shares.



    AIM Distributors may, from time to time, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the AIM Funds during a specified period of time. In some instances, these incentives may be offered only to certain dealers who have sold or may sell significant amounts of shares. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the applicable AIM Fund's shares or the amount that any particular AIM Fund will receive as proceeds from such sales. Dealers may not use sales of the AIM Funds' shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.



    TIMING OF PURCHASE ORDERS. Orders for the purchase of Advisor Class shares received prior to the close of regular trading on the New York Stock Exchange ("NYSE"), which is generally 4:00 p.m. Eastern Time (and which is hereinafter referred to as "NYSE Close"), on any business day of an AIM Fund will be confirmed at the price next determined. Orders received after NYSE Close will be confirmed at the price determined on the next business day of the AIM Fund. Certain financial institutions (or their designees) may be authorized to accept purchase orders on behalf of the AIM Funds. Orders received by authorized institutions (or their designees) before NYSE Close will be deemed to have been received by an AIM Fund on such day and will be effected that day, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis to the Transfer Agent. Any loss resulting from the dealer/financial institution's failure to submit an order within the prescribed time frame will be borne by that dealer/financial institution. Please see "How to Purchase Shares -- Initial and Subsequent Purchases by Wire" for information on obtaining a reference number for wire orders, which will facilitate the handling of such orders and ensure prompt credit to an investor's account. A "business day" of an AIM Fund is any day on which the NYSE is open for business. It is expected that the NYSE will be closed during the next twelve months on Saturdays and Sundays and on the days on which New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day are observed by the NYSE.



    An investor who uses a check to purchase shares will be credited with the full number of shares purchased at the time of receipt of the purchase order, as previously described. However, in the event of a redemption or exchange of such shares, the investor may be required to wait up to ten business days before the redemption proceeds are sent. This delay is necessary in order to ensure that the check has cleared. If the check does not clear, or if any investment order must be cancelled due to nonpayment, the investor will be responsible for any resulting loss to an AIM Fund or to AIM Distributors.



    SPECIAL INFORMATION RELATING TO AIM DOLLAR FUND. Because AIM DOLLAR FUND uses the amortized cost method of valuing the securities it holds and rounds its per share net asset value to the nearest whole cent, it is anticipated that the net asset value of the shares of that fund will remain constant at $1.00 per share. However, there is no assurance that AIM DOLLAR FUND can maintain a $1.00 net asset value per share. AIM DOLLAR FUND generally will not issue share certificates but will record investor holdings in noncertificate form and regularly advise the shareholder of his ownership position.



    SHARE CERTIFICATES. Share certificates for all AIM Funds will be issued upon written request by a shareholder to AIM Distributors or the Transfer Agent. Otherwise, such shares will be held on the shareholder's behalf by the applicable AIM Fund(s) and be recorded on the books of such fund(s). See "Exchange Privilege -- Exchanges by Telephone" and "How to Redeem Shares -- Redemptions by Telephone" for restrictions applicable to shares issued in certificate form.


    MINIMUM ACCOUNT BALANCE. If (1) an account opened in a fund has been in effect for at least one year and the shareholder has not made an additional purchase in that account within the preceding six calendar months and (2) the value of such account drops below $500 for three consecutive months as a result of

                              AIM INVESTOR'S GUIDE

redemptions or exchanges, the fund has the right to redeem the account, after giving the shareholder 60 days' prior written notice, unless the shareholder makes additional investments within the notice period to bring the account value up to $500. If a fund determines that a shareholder has provided incorrect information in opening an account with a fund or in the course of conducting subsequent transactions with the fund related to such account, the fund may, in its discretion, redeem the account and distribute the proceeds of such redemption to the shareholder.


    FOR ANY FUND NAMED ON THE COVER PAGE OF THIS PROSPECTUS, AIM DISTRIBUTORS AND ITS AGENTS RESERVE THE RIGHT AT ANY TIME (1) TO WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS; (2) TO REJECT ANY PURCHASE OR EXCHANGE ORDER OR TO CANCEL ANY PURCHASE DUE TO NONPAYMENT OF THE PURCHASE PRICE; (3) TO INCREASE, WAIVE OR LOWER THE MINIMUM INVESTMENT REQUIREMENTS; OR (4) TO MODIFY ANY OF THE TERMS OR CONDITIONS OF PURCHASE OF SHARES OF SUCH FUND. For any fund named on the cover page, AIM Distributors and its agents will use their best efforts to provide notice of any such actions through correspondence with broker-dealers and existing shareholders, supplements to the AIM Funds' prospectuses, or other appropriate means, and will provide sixty (60) days' notice in the case of termination or material modification to the exchange privilege discussed under the caption "Exchange Privilege."
--------------------------------------------------------------------------------

[SPECIAL PLANS


    Except as noted below, each Advisor Class Fund provides the special plans described below for the convenience of its Advisor Class shareholders. Once established, there is no obligation to continue to invest through a plan, and a shareholder may terminate a plan at any time.



    Special plan applications and further information, including details of any fees which are charged to a shareholder investing through a plan, may be obtained by written request, directed to AFS at the address provided under "How to Purchase Shares," or by calling the Client Services Department of AFS at
(800) 959-4246. IT IS RECOMMENDED THAT A SHAREHOLDER CONSIDERING ANY OF THE PLANS DESCRIBED HEREIN CONSULT A TAX ADVISOR BEFORE COMMENCING PARTICIPATION IN SUCH A PLAN.



    AUTOMATIC DIVIDEND INVESTMENT PLAN. Advisor Class shareholders may elect to have all dividends and distributions declared by an Advisor Class Fund paid in cash or invested at net asset value either in Advisor Class shares of the same Advisor Class Fund or invested in shares of another Advisor Class Fund. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" for a description of payment dates for these options. In order to qualify to have dividends and distributions of one Advisor Class Fund invested in shares of another Advisor Class Fund, the following conditions must be satisfied: (a) the shareholder must have an account balance in the dividend paying fund of at least $5,000; (b) the account must be held in the name of the shareholder (i.e., the account may not be held in nominee name); and (c) the shareholder must have requested and completed an authorization relating to the reinvestment of dividends into another Advisor Class Fund. An authorization may be given on the account application or on an authorization form available from AIM Distributors. An Advisor Class Fund will waive the $5,000 minimum account value requirement if the shareholder has an account in the fund selected to receive the dividends and distributions with a value of at least $500.



    PORTFOLIO REBALANCING PROGRAM. The Portfolio Rebalancing Program ("Program") permits eligible shareholders to establish and maintain an allocation across a range of Advisor Class Funds. The Program automatically rebalances holdings of Advisor Class Funds to the established allocation on a periodic basis. Under the Program, a shareholder may predesignate, on a percentage basis, how the total value of his or her holdings in a minimum of two, and a maximum of ten, Advisor Class Funds ("Personal Portfolio") is to be rebalanced on a quarterly, semiannual, or annual basis.



    Rebalancing under the Program will be effected through the exchange of shares of one or more Advisor Class Funds in the shareholder's Personal Portfolio for shares of the same class(es) of one or more other Advisor Class Funds in the shareholder's Personal Portfolio. See "Exchange Privilege." If shares of the Advisor Class Fund(s) in a shareholder's Personal Portfolio have appreciated during a rebalancing period, the Program will result in shares of Advisor Class Fund(s) that have appreciated most during the period being exchanged for shares of Advisor Class Fund(s) that have appreciated least. SUCH EXCHANGES ARE NOT TAX-FREE AND MAY RESULT IN A SHAREHOLDER'S REALIZING A GAIN OR LOSS, AS THE CASE MAY BE, FOR FEDERAL INCOME TAX PURPOSES. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions." Participation in

                              AIM INVESTOR'S GUIDE
the Program does not assure that a shareholder will profit from purchases under the Program nor does it prevent or lessen losses in a declining market.


    The Program will automatically rebalance the shareholder's Personal Portfolio on the 28th day of the last month of the period chosen (or the immediately preceding business day if the 28th is not a business day), subject to any limitations below. The Program will not execute an exchange if the variance in a shareholder's Personal Portfolio for a particular Advisor Class Fund would be 2% or less. In predesignating percentages, shareholders must use whole percentages and totals must equal 100%. Shareholders participating in the Program may not request issuance of physical certificates representing an Advisor Class Fund's shares. The AIM Funds and AIM Distributors reserve the right to modify, suspend, or terminate the Program at any time on 60 days' prior written notice to shareholders. A request to participate in the Program must be received in good order at least five business days prior to the next rebalancing date. Once a shareholder establishes the Program for his or her Personal Portfolio, a shareholder cannot cancel or change which rebalancing frequency, which Advisor Class Funds or what allocation percentages are assigned to the Program, unless canceled or changed in writing and received by the Transfer Agent in good order at least five business days prior to the rebalancing date. Certain dealers/financial institutions may charge a fee for establishing accounts relating to the Program. Investors should contact their dealers/financial institutions or AIM Distributors for more information.]

--------------------------------------------------------------------------------
EXCHANGE PRIVILEGE


    TERMS AND CONDITIONS OF EXCHANGES. Advisor Class shareholders of the Advisor Class Funds may participate in an exchange privilege as described below. AIM Distributors acts as distributor for the Advisor Class Funds which represent a range of different investment objectives and policies.



    Advisor Class shares of any Advisor Class Fund may be exchanged only for Advisor Class shares of any other Advisor Class Fund.



    Investors in wrap fee programs and advisory accounts interested in making an exchange should contact their Financial Advisers to request the prospectus of an Advisor Class Fund being considered. Other investors should contact AIM Distributors for the appropriate prospectus.



    An exchange is permitted only in the following circumstances: (a) the dollar amount of the exchange must be at least equal to the minimum investment applicable to the shares of the Advisor Class Fund acquired through such exchange; (b) the shares of the Advisor Class Fund acquired through exchange must be qualified for sale in the state in which the shareholder resides; (c) the exchange must be made between accounts having identical registrations and addresses; (d) the full amount of the purchase price for the shares being exchanged must have already been received by the fund; (e) the account from which shares have been exchanged must be coded as having a certified taxpayer identification number on file or, in the alternative, an appropriate IRS Form W-8 (certificate of foreign status) or Form W-9 (certifying exempt status) must have been received by the fund; (f) newly acquired shares (through either an initial or subsequent investment) are held in an account for at least ten business days, and all other shares are held in an account for at least one day, prior to the exchange; and (g) certificates representing shares must be returned before shares can be exchanged. There is no fee for exchanges among the Advisor Class Funds.



    THE CURRENT PROSPECTUS OF EACH OF THE ADVISOR CLASS FUNDS AND CURRENT INFORMATION CONCERNING THE OPERATION OF THE EXCHANGE PRIVILEGE ARE AVAILABLE THROUGH AIM DISTRIBUTORS OR THROUGH ANY DEALER WHO HAS EXECUTED AN APPLICABLE AGREEMENT WITH AIM DISTRIBUTORS. BEFORE EXCHANGING SHARES, INVESTORS SHOULD REVIEW THE PROSPECTUSES OF THE FUNDS WHOSE SHARES WILL BE ACQUIRED THROUGH EXCHANGE. EXCHANGES OF SHARES ARE CONSIDERED TO BE SALES FOR FEDERAL AND STATE INCOME TAX PURPOSES AND MAY RESULT IN A TAXABLE GAIN OR LOSS TO A SHAREHOLDER.


    THE EXCHANGE PRIVILEGE IS NOT AN OPTION OR RIGHT TO PURCHASE SHARES BUT IS PERMITTED UNDER THE RESPECTIVE POLICIES OF THE PARTICIPATING FUNDS, AND MAY BE MODIFIED OR DISCONTINUED BY ANY OF SUCH FUNDS OR BY AIM DISTRIBUTORS AT ANY TIME, AND TO THE EXTENT PERMITTED BY APPLICABLE LAW, WITHOUT NOTICE.


    Shares of any Advisor Class Fund to be exchanged are redeemed at their net asset value as determined at NYSE Close on the day that an exchange request in proper form (described below) is received. Exchange requests received after NYSE Close will result in the redemption of shares at their net asset value at NYSE Close on the next business day. Normally, Advisor Class shares of an Advisor Class Fund to be acquired by exchange are purchased at their net asset value determined on the date that such request is received, but

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                              AIM INVESTOR'S GUIDE

under unusual market conditions such purchases may be delayed for up to five business days if it is determined that an Advisor Class Fund would be materially disadvantaged by an immediate transfer of the proceeds of the exchange. If a shareholder is exchanging into an Advisor Class Fund that declares daily dividends ("Dividends, Distributions and Tax Matters -- Dividends and Distributions," below), and the release of the exchange proceeds is delayed for the foregoing five-day period, such shareholder will not begin to accrue dividends until the sixth business day after the exchange. Advisor Class shares purchased by check may not be exchanged until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."



    In the event of unusual market conditions, AIM Distributors reserves the right to reject any exchange request, if, in the judgment of AIM Distributors, the number of requests or the total value of the shares that are the subject of the exchange places a material burden on a fund. For example, the number of exchanges by investment managers making market timing exchanges may be limited.



    EXCHANGES BY MAIL. Investors exchanging their Advisor Class shares by mail should send a written request to AFS. The request should contain the account registration and account number, the dollar amount or number of Advisor Class shares to be exchanged, and the names of the Advisor Class Funds from which and into which the exchange is to be made. The request should comply with all of the requirements for redemption by mail. See "How to Redeem Shares."



    EXCHANGES BY TELEPHONE. Shareholders or their agents may request an exchange by telephone. A shareholder may give exchange information to his Financial Adviser. If a shareholder does not wish to allow telephone exchanges by any person in his account, he should decline that option on the account application. AIM Distributors has made arrangements with certain dealers and investment advisory firms to accept telephone instructions to exchange shares between any of the Advisor Class Funds. AIM Distributors reserves the right to impose conditions on dealers or investment advisors who make telephone exchanges of shares of the Advisor Class Funds, including the condition that any such dealer or investment advisor enter into an agreement (which contains additional conditions with respect to exchanges of shares) with AIM Distributors. To exchange shares by telephone, a Financial Adviser, shareholder or dealer who has satisfied the foregoing conditions must call AFS at (800) 959-4246. If a Financial Adviser, shareholder or dealer is unable to reach AFS by telephone, he may also request exchanges by telegraph or use overnight courier services to expedite exchanges by mail, which will be effective on the business day received by the Transfer Agent as long as such request is received prior to NYSE Close. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone exchange request that they reasonably believe to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's Social Security Number and current address, and mailings of confirmations promptly after the transaction.

--------------------------------------------------------------------------------
HOW TO REDEEM SHARES


    Shares of the AIM Funds may be redeemed directly through AIM Distributors or through any dealer/ financial institution who has entered into an agreement with AIM Distributors. In addition to the obligation of the fund(s) named on the cover page to redeem shares, AIM Distributors also repurchases shares. No redemption fee is imposed when Advisor Class shares are redeemed or repurchased; however, dealers/ financial institutions may charge service fees for handling repurchase transactions.


    REDEMPTIONS BY MAIL. Redemption requests must be in writing and sent to the Transfer Agent. Upon receipt of a redemption request in proper form, payment will be made as soon as practicable, but in any event will normally be made within seven days after receipt. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders."


    Requests for redemption must include: (a) original signatures of each registered owner exactly as the shares are registered; (b) the fund and the account number of shares to be redeemed; (c) share certificates, either properly endorsed or accompanied by a duly executed stock power, for the shares to be redeemed if such certificates have been issued and the shares are not in the custody of the Transfer Agent; (d) signature guarantees, as described below; and
(e) any additional documents that may be required for redemption by

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                              AIM INVESTOR'S GUIDE

corporations, partnership, trusts or other entities. The burden is on the shareholder to inquire as to whether any additional documentation is required. Any request not in proper form may be rejected and in such case must be renewed in writing.



    REDEMPTIONS BY TELEPHONE. Shareholders may request a redemption by telephone. If a shareholder does not wish to allow telephone redemptions by any person in his account, he should decline that option on the account application. The telephone redemption feature can be used only if: (a) the redemption proceeds are to be mailed to the address of record or transferred electronically or wired to the pre-authorized bank account; (b) there has been no change of address of record on the account within the preceding 30 days; (c) the shares to be redeemed are not in certificate form; (d) the person requesting the redemption can provide proper identification information, and (e) the proceeds of the redemption do not exceed $50,000. AIM Distributors has made arrangements with certain dealers and investment advisors to accept telephone instructions for the redemption of shares. AIM Distributors reserves the right to impose conditions on these dealers and investment advisors, including the condition that they enter into agreements (which contain additional conditions with respect to the redemption of shares) with AIM Distributors. The Transfer Agent and AIM Distributors will not be liable for any loss, expense or cost arising out of any telephone redemption request effected in accordance with the authorization set forth in the appropriate form if they reasonably believe such request to be genuine, but may in certain cases be liable for losses due to unauthorized or fraudulent transactions if they do not follow reasonable procedures for verification of telephone transactions. Such reasonable procedures may include recordings of telephone transactions (maintained for six months), requests for confirmation of the shareholder's taxpayer identification number and current address, and mailings of confirmations promptly after the transaction.



    TIMING AND PRICING OF REDEMPTION ORDERS. Advisor Class shares of the Advisor Class Funds are redeemed at their net asset value next computed after a request for redemption in proper form (including signature guarantees and other required documentation for written redemptions) is received by the Transfer Agent or certain financial institutions (or their designees) who are authorized to accept redemption orders on behalf of the AIM Funds, provided that such orders are transmitted to the Transfer Agent prior to the time set for receipt of such orders. Orders for the redemption of Advisor Class shares received on any business day of an AIM Fund will be confirmed at the price determined as of the close of that day. Orders received after NYSE Close will be confirmed at the price determined on the next business day of an AIM Fund. It is the responsibility of the dealer/financial institution to ensure that all orders are transmitted on a timely basis. Any resulting loss from the dealer/financial institution's failure to submit a request for redemption within the prescribed time frame will be borne by that dealer/financial institution. Telephone redemption requests must be made by NYSE Close on any business day of an AIM Fund and will be confirmed at the price determined as of the close of that day. No AIM Fund will accept requests which specify a particular date for redemption or which specify any special conditions.


    Payment of the proceeds of redeemed shares is normally made within seven days following the redemption date. However, in the event of a redemption of shares purchased by check, the investor may be required to wait up to ten business days before the redemption proceeds are sent. See "Terms and Conditions of Purchase of the AIM Funds -- Timing of Purchase Orders." A charge for special handling (such as wiring of funds or expedited delivery services) may be made by the Transfer Agent. The right of redemption may not be suspended or the date of payment upon redemption postponed except under unusual circumstances such as when trading on the NYSE is restricted or suspended. Payment of the proceeds of redemptions relating to shares for which checks sent in payment have not yet cleared will be delayed until it is determined that the check has cleared, which may take up to ten business days from the date that the check is received.

    SIGNATURE GUARANTEES. A signature guarantee is designed to protect the investor, the AIM Funds, AIM Distributors, and their agents by verifying the signature of each investor seeking to redeem, transfer, or exchange shares of an AIM Fund. Examples of when signature guarantees are required are: (1) redemptions by mail in excess of $50,000; (2) redemptions by mail if the proceeds are to be paid to someone other than the name(s) in which the account is registered; (3) written redemptions requesting proceeds to be sent to other than the bank of record for the account; (4) redemptions requesting proceeds to be sent to a new address or an address that has been changed within the past 30 days; (5) requests to transfer the registration of shares to another owner, (6) telephone exchange and telephone redemption authorization forms; (7) changes in previously designated wiring or electronic funds transfer instructions, and (8) written redemptions or exchanges of shares previously reported as lost, whether or not the redemption amount is under $50,000 or the

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                              AIM INVESTOR'S GUIDE
proceeds are to be sent to the address of record. These requirements may be waived or modified upon notice to shareholders.

    Acceptable guarantors include banks, broker-dealers, credit unions, national securities exchanges, savings associations and any other organization, provided that such institution or organization qualifies as an "eligible guarantor institution" as that term in defined in rules adopted by the Securities and Exchange Commission ("SEC"), and further provided that such guarantor institution is listed in one of the reference guides contained in the Transfer Agent's current Signature Guarantee Standards and Procedures, such as certain domestic banks, credit unions, securities dealers, or securities exchanges. The Transfer Agent will also accept signatures with either: (1) a signature guaranteed with a medallion stamp of the STAMP Program, or (2) a signature guaranteed with a medallion stamp of the NYSE Medallion Signature Program, provided that in either event, the amount of the transaction involved does not exceed the surety coverage amount indicated on the medallion. For information regarding whether a particular institution or organization qualifies as an "eligible guarantor institution," an investor should contact the Client Services Department of AFS.
--------------------------------------------------------------------------------

DETERMINATION OF NET ASSET VALUE



    The net asset value per share (or share price) of each Advisor Class Fund is determined as of 4:00 p.m. Eastern Time on each "business day" of a fund as previously defined. In the event the NYSE closes early (i.e. before 4:00 p.m. Eastern Time) on a particular day, the net asset value of an Advisor Class Fund's share will be determined as of the close of the NYSE on such day. For purposes of defining net asset value per share, futures and options contracts generally will be valued 15 minutes after the close of trading of the NYSE. The net asset value per share is calculated by subtracting a class' liabilities from its assets and dividing the result by the total number of class shares outstanding. The determination of net asset value per share is made in accordance with generally accepted accounting principles. Among other items, liabilities include accrued expenses and dividends payable, and total assets include portfolio securities valued at their market value, as well as income accrued but not yet received. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by or under the supervision of the fund's officers and in accordance with methods which are specifically authorized by its governing Board of Directors or Trustees. Short-term obligations with maturities of 60 days or less, and the securities held by the AIM DOLLAR FUND, are valued at amortized cost as reflecting fair value.



    Generally, trading in foreign securities, corporate bonds, U.S. Government securities and money market instruments is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of an AIM Fund's shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events affecting the values of such securities and such exchange rates may occur between the times at which the values of the securities are determined and the close of the NYSE which will not be reflected in the computation of an AIM Fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value as determined in good faith by or under the supervision of the Board of Directors or Trustees of the applicable AIM Fund. Securities listed primarily on foreign exchanges may trade on days when the NYSE is closed (such as a Saturday). As a result, the net asset value of a fund may be significantly affected by such trading on days when shareholders cannot purchase or redeem shares of that fund.

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                              AIM INVESTOR'S GUIDE


DIVIDENDS, DISTRIBUTIONS AND TAX MATTERS



DIVIDENDS AND DISTRIBUTIONS



    Each Advisor Class Fund's policy regarding the payment of dividends and distributions is set forth below.



                                                                                    DISTRIBUTIONS    DISTRIBUTIONS
                                                                                       OF NET           OF NET
                                                           DIVIDENDS FROM             REALIZED         REALIZED
                                                           NET INVESTMENT            SHORT-TERM        LONG-TERM
FUND                                                           INCOME               CAPITAL GAINS    CAPITAL GAINS
--------------------------------------------------  ----------------------------  -----------------  -------------
AIM AMERICA VALUE FUND............................  declared and paid annually    annually           annually
AIM DEVELOPING MARKETS FUND.......................  declared and paid annually    annually           annually
AIM DOLLAR FUND...................................  declared daily; paid monthly  annually           annually
AIM EMERGING MARKETS FUND.........................  declared and paid annually    annually           annually
AIM EUROPE GROWTH FUND............................  declared and paid annually    annually           annually
AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND....  declared and paid annually    annually           annually
AIM GLOBAL FINANCIAL SERVICES FUND................  declared and paid annually    annually           annually
AIM GLOBAL GOVERNMENT INCOME FUND.................  declared and paid monthly     annually           annually
AIM GLOBAL GROWTH & INCOME FUND...................  declared and paid quarterly   annually           annually
AIM GLOBAL HEALTH CARE FUND.......................  declared and paid annually    annually           annually
AIM GLOBAL HIGH INCOME FUND.......................  declared and paid monthly     annually           annually
AIM GLOBAL INFRASTRUCTURE FUND....................  declared and paid annually    annually           annually
AIM GLOBAL RESOURCES FUND.........................  declared and paid annually    annually           annually
AIM GLOBAL TELECOMMUNICATIONS FUND................  declared and paid annually    annually           annually
AIM GLOBAL TRENDS FUND............................  declared and paid annually    annually           annually
AIM INTERNATIONAL GROWTH FUND.....................  declared and paid annually    annually           annually
AIM JAPAN GROWTH FUND.............................  declared and paid annually    annually           annually
AIM LATIN AMERICAN GROWTH FUND....................  declared and paid annually    annually           annually
AIM MID CAP GROWTH FUND...........................  declared and paid annually    annually           annually
AIM NEW PACIFIC GROWTH FUND.......................  declared and paid annually    annually           annually
AIM SMALL CAP EQUITY FUND.........................  declared and paid annually    annually           annually
AIM STRATEGIC INCOME FUND.........................  declared and paid monthly     annually           annually
AIM WORLDWIDE GROWTH FUND.........................  declared and paid annually    annually           annually



    In determining the amount of capital gains, if any, available for distribution, net capital gains are offset against available net capital losses, if any, carried forward from previous fiscal periods. Each Advisor Class Fund may make additional distributions, if necessary, to avoid a non-deductible 4% federal excise tax on certain undistributed income and capital gain (the "Excise Tax").



    All dividends and distributions of an AIM Fund are automatically reinvested on the payment date in full and fractional shares of such fund, unless the shareholder has made an alternate election as to the method of payment. Dividends and distributions attributable to Advisor Class shares of an Advisor Class Fund are reinvested in additional Advisor Class shares of that fund, absent an election by a shareholder to receive cash or to have such dividends and distributions reinvested in Advisor Class shares of another Advisor Class Fund, to the extent permitted. For funds that do not declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the ex-dividend date. For funds that declare a dividend daily, such dividends and distributions will be reinvested at the net asset value per share determined on the payable date. Shareholders may elect, by written notice to the Transfer Agent, to receive such distributions, or only the dividend portion thereof, in cash, or to invest such dividends and distributions in Advisor Class shares of another Advisor Class Fund. Investors who have not previously selected such a reinvestment option on the account application form may contact the Transfer Agent at any time to obtain a form to authorize such reinvestments in another Advisor Class Fund.



    Dividends on Advisor Class shares of an Advisor Class Fund are expected to be higher than dividends on shares of other classes of that fund because of the service and distribution fees paid by those other classes of shares. Dividends on all shares may also be affected by other class-specific expenses.



    Changes in the form of dividend and distribution payments may be made by the shareholder at any time by notice to the Transfer Agent and are effective as to any subsequent payment if such notice is received by the Transfer Agent prior to the record date of such payment. Any dividend and distribution election remains in effect until the Transfer Agent receives a revised written election by the shareholder.



    Any dividend or distribution paid by a fund which does not declare dividends daily has the effect of reducing the net asset value per share on the ex-dividend date by the amount of the dividend or distribution. Therefore, a dividend or distribution declared shortly after a purchase of shares by an investor would represent, in substance, a return of capital to the shareholder with respect to such shares even though it would be subject to income taxes, as discussed below.

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                              AIM INVESTOR'S GUIDE

TAX MATTERS

    Each AIM Fund has qualified and intends to continue to qualify for treatment as a regulated investment company under Subchapter M of the Code. As long as a fund qualifies for this tax treatment, it is not subject to federal income tax on net investment income, net capital gains and net gains from foreign currency transactions, if any, that are distributed to its shareholders. Each fund, for all federal tax purposes (including determining taxable income, distribution requirements and other requirements of Subchapter M), is treated as a separate corporation. Therefore, no fund may offset its gains against another fund's losses, and each fund must individually comply with all of the provisions of the Code that are applicable to its operations.


    TAX TREATMENT OF DIVIDENDS AND DISTRIBUTIONS -- GENERAL. Because each AIM Fund intends to distribute to its shareholders substantially all of its net investment income, net realized capital gains and net gains from foreign currency transactions, if any, it is not expected that any such fund will be required to pay any federal income tax. Each AIM Fund also intends to meet the distribution requirements of the Code to avoid imposition of the Excise Tax. Nevertheless, shareholders normally are subject to federal income tax, and any applicable state and local income taxes, on the dividends and distributions received by them from a fund whether in the form of cash or additional fund shares. With respect to tax-exempt shareholders, dividends and distributions from the AIM Funds are not subject to federal income taxation to the extent permitted under the applicable tax exemption.


    Dividends from an AIM Fund's net investment income, net short-term capital gain and net gains from certain foreign currency transactions are taxable to its shareholders as ordinary income to the extent of its earnings and profits. Distributions of net capital gain (i.e., the excess of net long-term capital gain over net short-term capital loss) are taxable as long-term capital gains, regardless of the length of time the shareholder held his shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax -- generally, 28% for gain recognized on capital assets held for more than one year but not more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months. An AIM Fund may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly; thus, the relevant holding period is determined by how long the fund has held the securities on which the gain was realized, not by how long a shareholder has held fund shares.


    Dividends paid by a fund (but not other distributions) may qualify for the federal 70% dividends received deduction for corporate shareholders to the extent of the qualifying dividends received by the fund on domestic common or preferred stock. It is not likely that dividends received from AIM Developing Markets Fund, AIM Dollar Fund, AIM Emerging Markets Fund, AIM Europe Growth Fund, AIM Global Government Income Fund, AIM Global High Income Fund, AIM Global Trends Fund, AIM International Growth Fund, AIM Japan Growth Fund, AIM Latin American Growth Fund, AIM New Pacific Growth Fund and AIM Strategic Income Fund will qualify for this dividends received deduction.


    Shortly after the end of each year, shareholders will receive information regarding the amount and federal income tax treatment of all dividends and distributions paid during the year. The information regarding capital gain distributions will designate the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above. Certain dividends and distributions declared in October, November or December of a calendar year are taxable to shareholders as though received on December 31 of that year if paid to them during January of the following calendar year.

    For each redemption of a fund's shares by a non-exempt shareholder, the fund or the securities dealer effecting the transaction is required to file an information return with the IRS.

    TO AVOID BEING SUBJECT TO FEDERAL INCOME TAX WITHHOLDING AT THE RATE OF 31% ON TAXABLE DIVIDENDS, DISTRIBUTIONS AND REDEMPTION PAYMENTS, SHAREHOLDERS OF A FUND MUST FURNISH THE FUND WITH THEIR TAXPAYER IDENTIFICATION NUMBER AND CERTIFY UNDER PENALTIES OF PERJURY THAT THE NUMBER PROVIDED IS CORRECT AND THAT THEY ARE NOT SUBJECT TO BACKUP WITHHOLDING FOR ANY REASON.

    Under the Code, nonresident alien individuals, foreign partnerships and foreign corporations may be subject to federal income tax withholding at a 30% rate on ordinary income dividends. Under applicable treaty law, residents of treaty countries may qualify for a reduced rate of withholding or a withholding exemption.

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                              AIM INVESTOR'S GUIDE

    DIVIDENDS AND DISTRIBUTIONS MAY BE SUBJECT TO TREATMENT UNDER FOREIGN, STATE OR LOCAL TAX LAWS THAT DIFFERS FROM THE FEDERAL INCOME TAX CONSEQUENCES DISCUSSED HEREIN. ADDITIONAL INFORMATION ABOUT TAXES IS SET FORTH IN THE STATEMENTS OF ADDITIONAL INFORMATION. INVESTORS SHOULD CONSULT THEIR TAX ADVISORS BEFORE INVESTING.


    AIM AMERICA VALUE FUND, AIM DOLLAR FUND, AIM GLOBAL GOVERNMENT INCOME FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HIGH INCOME FUND, AIM MID CAP GROWTH FUND, AIM SMALL CAP EQUITY FUND AND AIM STRATEGIC INCOME FUND -- SPECIAL TAX INFORMATION. Certain states exempt from income taxes dividends paid by mutual funds attributable to interest on U.S. Treasury and certain other U.S. government obligations. Investors should consult with their own tax advisors concerning the availability of such exemption.



    AIM DEVELOPING MARKETS FUND, AIM EMERGING MARKETS FUND, AIM EUROPE GROWTH FUND, AIM GLOBAL CONSUMER PRODUCTS AND SERVICES FUND, AIM GLOBAL FINANCIAL SERVICES FUND, AIM GLOBAL GROWTH & INCOME FUND, AIM GLOBAL HEALTH CARE FUND, AIM GLOBAL INFRASTRUCTURE FUND, AIM GLOBAL RESOURCES FUND, AIM GLOBAL TELECOMMUNICATIONS FUND, AIM INTERNATIONAL GROWTH FUND, AIM JAPAN GROWTH FUND, AIM LATIN AMERICAN GROWTH FUND, AIM NEW PACIFIC GROWTH FUND AND AIM WORLDWIDE GROWTH FUND -- SPECIAL TAX INFORMATION. For taxable years in which it is eligible to do so, each of these funds may elect to pass through to its shareholders credits for foreign taxes paid. If a fund makes such an election, a shareholder who receives a distribution (1) will be required to include in gross income his proportionate share of foreign taxes allocable to the distribution and (2) may claim a credit or deduction for such share for his taxable year in which the distribution is received, subject to the general limitations imposed on the allowance of foreign tax credits and deductions. Shareholders should also note that certain gains or losses attributable to fluctuations in exchange rates or foreign currency forward contracts may increase or decrease the amount of income of the fund available for distribution to shareholders and should note that if, for any fund, such losses exceed other income during a taxable year, the fund would not be able to pay ordinary income dividends for that year.


GENERAL INFORMATION

    CUSTODIAN AND TRANSFER AGENT. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, serves as custodian for the portfolio securities and cash of the Advisor Class Funds. Chase Bank of Texas, N.A., P.O. Box 2558, Houston, Texas 77252-8084, serves as Sub-Custodian for retail purchases of the AIM Funds.

    A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, a wholly-owned subsidiary of AIM, serves as each Advisor Class Fund's transfer agent and dividend payment agent.

    SHAREHOLDER INQUIRIES. Shareholder inquiries concerning their accounts should be directed to an A I M Fund Services, Inc. Client Services Representative by calling (800) 959-4246. The Transfer Agent may impose certain copying charges for requests for copies of shareholder account statements and other historical account information older than the current year and the immediately preceding year.

    YEAR 2000 COMPLIANCE PROJECT. In providing services to the AIM Funds, AIM Management and its subsidiaries rely on both internal software systems as well as external software systems provided by third parties (the "Software"). Many software systems in use today are unable to distinguish between the year 2000 from the year 1900. This defect if not cured will likely adversely affect the services that AIM Management, its subsidiaries and other service providers to the AIM Funds provide the AIM Funds and their shareholders.

    To address this issue, AIM Management and its subsidiaries, together with independent technology consultants, are undertaking a comprehensive Year 2000 Compliance Project (the "Project"). The Project consists of three phases, namely
(i) inventorying every software application in use at AIM Management and its subsidiaries, as well as remote, third party software systems on which AIM Management and its subsidiaries rely, (ii) identifying those applications that may not function properly after December 31, 1999, and (iii) correcting and subsequently testing those applications that may not function properly after December 31, 1999. Phases (i) and (ii) are complete and Phase (iii) has commenced. The Project is scheduled to be completed during the fourth quarter of 1998. Software applications acquired by AIM Management and its subsidiaries after completion of the Project will be reviewed to confirm Year 2000 compliance upon installation.

    OTHER INFORMATION. This Prospectus sets forth basic information that investors should know about the fund(s) named on the cover page prior to investing. Recipients of this Prospectus will be provided with a copy of the annual report of the fund(s) to which this Prospectus relates, upon request and without charge. If

                              AIM INVESTOR'S GUIDE
several members of a household own shares of the same fund, only one annual or semi-annual report will be mailed to that address. To receive additional copies, please call (800) 347-4246, or write to A I M Distributors, Inc., P.O. Box 4739, Houston, Texas 77210-4739. A Statement of Additional Information has been filed with the SEC and is available upon request and without charge, by writing or calling AIM Distributors. The SEC maintains a Web site at http://www.sec.gov that contains the Statement of Additional Information, material incorporated by reference, and other information regarding the Fund. This Prospectus omits certain information contained in the registration statement filed with the SEC. Copies of the registration statement, including items omitted from this Prospectus, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.

                                AIM DOLLAR FUND


                                     [LOGO]

INVESTMENT MANAGER
A I M Advisors, Inc.
11 Greenway Plaza, Suite 100
Houston, TX 77046-1173



SUB-ADVISER
INVESCO (NY), Inc.
50 California Street, 27th Floor
San Francisco, CA 94111



PRINCIPAL UNDERWRITER
A I M Distributors, Inc.
P.O. Box 4739
Houston, TX 77210-4739


TRANSFER AGENT
A I M Fund Services, Inc.
P.O. Box 4739
Houston, TX 77210-4739


CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110



INDEPENDENT ACCOUNTANTS



[            ]
[            ]
[            ]


  For more complete information about any other fund in The AIM Family of Funds-Registered Trademark-, including charges and expenses, please call
  (800) 347-4246 or write to A I M Distributors, Inc. and request a free prospectus. Please read the prospectus carefully before you invest or send money.

                      STATEMENT OF ADDITIONAL INFORMATION



                         CLASS A AND CLASS B SHARES OF
                                AIM DOLLAR FUND



                (Series Portfolio of AIM Investment Portfolios)



                               11 Greenway Plaza
                                   Suite 100
                     Houston, TX 77046-1173 (713) 626-1919



        THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND
           IT SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS OF THE
             ABOVE-NAMED FUND, A COPY OF WHICH MAY BE OBTAINED FREE
                OF CHARGE FROM AUTHORIZED DEALERS OR BY WRITING
                           A I M DISTRIBUTORS, INC.,
                      P.O. BOX 4739, HOUSTON TX 77210-4739
                         OR BY CALLING (800) 347-4246.



          STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 8, 1998 RELATING TO THE AIM DOLLAR FUND PROSPECTUS DATED SEPTEMBER 8, 1998


                                     [LOGO]

                   Statement of Additional Information Page 1

                                AIM DOLLAR FUND

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------


                                                                                                                           Page No.
                                                                                                                           --------
Introduction.............................................................................................................      3
Investment Objective and Policies........................................................................................      4
Investment Limitations...................................................................................................      6
Trustees and Executive Officers..........................................................................................      8
Control Persons and Principal Holders of Securities......................................................................     10
Management...............................................................................................................     11
Dividends and Taxes......................................................................................................     15
How to Purchase and Redeem Shares........................................................................................     16
Valuation of Fund Shares.................................................................................................     19
Execution of Portfolio Transactions......................................................................................     20
Additional Information...................................................................................................     21
Investment Results.......................................................................................................     22
Description of Debt Ratings..............................................................................................     27
Financial Statements.....................................................................................................     28


                   Statement of Additional Information Page 2

                                AIM DOLLAR FUND


                                  INTRODUCTION


--------------------------------------------------------------------------------


This Statement of Additional Information relates to the Class A and Class B shares of AIM Dollar Fund (the "Fund"). The Fund is a diversified series of AIM Investment Portfolios (the "Trust"), a registered open-end management investment company organized as a Delaware business trust.



A I M Advisors, Inc. ("AIM") serves as the investment manager of and administrator for, and INVESCO (NY), Inc. (the "Sub-adviser") serves as the investment sub-adviser of and sub-administrator for the Fund.



The Trust is a series mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information for the Fund is included in a Prospectus dated September 8, 1998. Additional copies of the Prospectus and this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Fund's shares, A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739 or by calling (800) 347-4246. Investors must receive a Prospectus before they invest.



This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Fund. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus; and, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.



                      GENERAL INFORMATION ABOUT THE FUNDS



THE TRUST AND ITS SHARES



The Trust previously operated under the name AIM Investment Portfolios, Inc., which was organized as a Maryland corporation in 1981. The Trust was reorganized on September 4, 1998 as a Delaware business trust, and is registered with the SEC as a diversified open-end series management investment company. The Trust currently consists of a single portfolio, the AIM Dollar Fund. The Fund has three separate classes: Class A, Class B and Advisor Class shares. All historical financial and other information contained in this Statement of Additional Information for periods prior to September 4, 1998, is that of the series of GT Global Dollar Fund (renamed AIM Dollar Fund).



This Statement of Additional Information relates solely to the Class A and B shares of the Fund.



The term "majority of the outstanding shares" of the Trust, of the Fund or of a particular class of the Fund means, respectively, the vote of the lesser of (a) 67% or more of the shares of the Trust, the Fund or such class present at a meeting of the Trust's shareholders, if the holders of more than 50% of the outstanding shares of the Trust, the Fund or such class are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Trust, the Fund or such class.



Class A, Class B and Advisor Class shares of the Fund have equal rights and privileges. Each share of a particular class is entitled to one vote, to participate equally in dividends and distributions declared by the Trust's Board of Trustees with respect to the class of the Fund and, upon liquidation of the Fund, to participate proportionately in the net assets of the Fund allocable to such class remaining after satisfaction of outstanding liabilities of the Fund allocable to such class. Fund shares are fully paid, non-assessable and fully transferable when issued and have no preemptive rights and have such conversion and exchange rights as set forth in the Prospectus and this Statement of Additional Information. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.



Shareholders of the Fund do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of the Fund voting together for election of trustees may elect all of the members of the Board of Trustees of the Trust. In such event, the remaining holders cannot elect any trustees of the Trust.


                   Statement of Additional Information Page 3

                                AIM DOLLAR FUND

                              INVESTMENT OBJECTIVE
                                  AND POLICIES

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of the Fund is maximum current income consistent with liquidity and conservation of capital. The Fund seeks its objective by investing in high quality, U.S. dollar-denominated money market instruments.

CHANGES IN A SECURITY'S RATING

Subsequent to the purchase of a security by the Fund, the security may cease to be rated or its rating may be reduced below the minimum rating required for its purchase, as described in the Prospectus. In such event the Fund, the Trust's Board of Trustees (the "Board") and the Sub-adviser will review the situation and take appropriate action in accordance with procedures adopted by the Board pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act").


VARIABLE AND FLOATING RATE OBLIGATIONS
Floating and variable rate demand notes and bonds are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. The issuer of such obligations generally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligation plus accrued interest upon a specified number of days' notice to the holders thereof. The interest rates payable on certain securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. Variable and floating rate obligations have interest rates that are adjusted at designated intervals or whenever there are changes in the market rates of interest on which the interest rates are based. Variable and floating rate obligations permit the Fund to "lock in" the current interest rate for only the period until the next rate adjustment, but the rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate.

BANKERS' ACCEPTANCES
Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn on it by a customer. These obligations are backed by large banks and usually are backed by goods in international trade.

CERTIFICATES OF DEPOSIT
Certificates of deposit are negotiable certificates representing a commercial bank's obligations to repay funds deposited with it, earning specified rates of interest over a given period of time.

COMMERCIAL PAPER
Commercial paper consists of short-term promissory notes issued by large corporations with a high quality rating to finance short-term credit needs.

U.S. GOVERNMENT OBLIGATIONS
U.S. government obligations are debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. However, not all U.S. government obligations are backed by the full faith and credit of the United States. For example, securities issued by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Tennessee Valley Authority are supported only by the credit of the issuer. There is no guarantee that the U.S. government will provide support to such U.S. government sponsored agencies, as it is not so obligated by law. Therefore, the purchase of such securities involves more risk than investment in other U.S. government obligations.

REPURCHASE AGREEMENTS
A repurchase agreement is a transaction in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer at an agreed-upon price, date and market rate of interest unrelated to the coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Fund intends to enter into repurchase agreements only with banks and dealers believed by the Sub-adviser to present

                   Statement of Additional Information Page 4

                                AIM DOLLAR FUND
minimal credit risks in accordance with guidelines established by the Board. The Sub-adviser will review and monitor the creditworthiness of such institutions under the Board's general supervision.

The Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under that code that would allow the immediate resale of such collateral. There is no limitation on the amount of the Fund's assets that may be subject to repurchase agreements at any given time. The Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 10% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Fund may buy and sell securities on a when-issued or delayed delivery basis, with payment and delivery taking place at a future date. The market value of securities purchased in this way may change before the delivery date, which could increase fluctuations in the Fund's yield. Ordinarily, the Fund will not earn interest on securities purchased until they are delivered.

ILLIQUID SECURITIES
The Fund will not invest more than 10% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days, and restricted securities other than those the Sub-adviser has determined to be liquid pursuant to guidelines established by the Board. Commercial paper issues in which the Fund may invest include securities issued by major corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof and commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity.

Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold on or an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.

With respect to liquidity determinations generally, the Board has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Sub-adviser, in accordance with procedures approved by the Board. The Sub-adviser takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trading in the security; (2) the number of dealers that make quotes for the security; (3) the number of dealers that have undertaken to make a market in the security; (4) the number of other potential purchasers; and (5) the nature of the security and how trading is effected (E.G., the time needed to sell the security, how offers are

                   Statement of Additional Information Page 5

                                AIM DOLLAR FUND
solicited and the mechanics of transfer). The Sub-adviser monitors the liquidity of securities held by the Fund and periodically reports such determinations to the Board as applicable. If the liquidity percentage restriction of the Fund is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by the Fund resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by the Fund increases above the applicable limit, the Sub-adviser will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on the Fund.

--------------------------------------------------------------------------------

                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------


The Fund has adopted the following investment limitations as fundamental policies that may not be changed without approval by the affirmative vote of a majority of the outstanding shares of the Fund. The Fund may not:


        (1) Purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies;

        (2) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes;

        (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

        (4) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

        (5) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

        (6) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

        (7) Purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.


For purposes of the concentration policy contained in limitation (7), above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry.


                   Statement of Additional Information Page 6

                                AIM DOLLAR FUND

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction.


The following investment policies of the Fund are not fundamental policies and may be changed by vote of the Trust's Board of Trustees without shareholder approval. The Fund may not:


        (1) Invest more than 10% of its net assets in illiquid securities;

        (2) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

        (3) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

                   Statement of Additional Information Page 7

                                AIM DOLLAR FUND


                             TRUSTEES AND EXECUTIVE
                                    OFFICERS


--------------------------------------------------------------------------------


The Trust's Trustees and Executive Officers are listed below. Unless otherwise indicated, the address of each Executive Officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.



NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
TRUST AND ADDRESS                        EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
William J. Guilfoyle*, 40                President, GT Global, Inc. since 1995; Director, GT Global since 1991; Senior Vice
Trustee, Chairman of the Board and       President and Director of Sales and Marketing, GT Global from May 1992 to April 1995;
President                                Director, Liechtenstein Global Trust AG (holding company of the various international LGT
50 California Street                     companies) Advisory Board from January 1996 to May 1998; Director, G.T. Global Insurance
San Francisco, CA 94111                  Agency ("G.T. Insurance") since 1996; President and Chief Executive Officer, G.T.
                                         Insurance since 1995; Senior Vice President and Director, Sales and Marketing, G.T.
                                         Insurance from April 1995 to November 1995; Senior Vice President, Retail Marketing, G.T.
                                         Insurance from 1992 to 1993; and Trustee, each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.

C. Derek Anderson, 57                    President, Plantagenet Capital Management, LLC (an investment partnership); Chief
Trustee                                  Executive Officer, Plantagenet Holdings, Ltd. (an investment banking firm); Director,
220 Sansome Street                       Anderson Capital Management, Inc. since 1988; Director, PremiumWear, Inc. (formerly
Suite 400                                Munsingwear, Inc.)(a casual apparel company); Director, "R" Homes, Inc. and various other
San Francisco, CA 94104                  companies; and Trustee, each of the other investment companies registered under the 1940
                                         Act that is sub-advised or sub-administered by the Sub-adviser.

Frank S. Bayley, 58                      Partner, law firm of Baker & McKenzie; Director and Chairman, C.D. Stimson Company (a
Trustee                                  private investment company); and Trustee, each of the other investment companies
Two Embarcadero Center                   registered under the 1940 Act that is sub-advised or sub- administered by the Sub-adviser.
Suite 2400
San Francisco, CA 94111

Arthur C. Patterson, 54                  Managing Partner, Accel Partners (a venture capital firm); Director, Viasoft and PageMart,
Trustee                                  Inc. (both public software companies) and several other privately held software and
428 University Avenue                    communications companies; and Trustee, each of the other investment companies registered
Palo Alto, CA 94301                      under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.

Ruth H. Quigley, 63                      Private investor; President, Quigley Friedlander & Co., Inc. (a financial advisory
Trustee                                  services firm) from 1984 to 1986; and Trustee, each of the other investment companies
1055 California Street                   registered under the 1940 Act that is sub-advised or sub- administered by the Sub-adviser.
San Francisco, CA 94108


------------------

* Mr. Guilfoyle is an "interested person" of the Trust as defined by the 1940 Act due to his affiliation with the Sub-adviser.


                   Statement of Additional Information Page 8

                                AIM DOLLAR FUND


NAME, POSITION(S) WITH THE               PRINCIPAL OCCUPATIONS AND BUSINESS
TRUST AND ADDRESS                        EXPERIENCE FOR PAST 5 YEARS
---------------------------------------  ------------------------------------------------------------------------------------------
John J. Arthur+, 53                      Director, Senior Vice President and Treasurer, A I M Advisors, Inc.; Vice President and
Vice President                           Treasurer, A I M Management Group Inc., A I M Capital Management, Inc., A I M
                                         Distributors, Inc., A I M Fund Services, Inc. and Fund Management Company.

Kenneth W. Chancey, 53                   Senior Vice President -- Mutual Fund Accounting, the Sub-adviser since 1997; Vice
Vice President and                       President -- Mutual Fund Accounting, the Sub-adviser from 1992 to 1997.
Principal Accounting Officer
50 California Street
San Francisco, CA 94111

Melville B. Cox, 54                      Vice President and Chief Compliance Officer, A I M Advisors, Inc., A I M Capital
Vice President                           Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc. and Fund Management
                                         Company.

Gary T. Crum, 50                         Director and President, A I M Capital Management, Inc.; Director and Senior Vice
Vice President                           President, A I M Management Group Inc. and A I M Advisors, Inc.; and Director, A I M
                                         Distributors, Inc. and AMVESCAP PLC.

Robert H Graham, 51                      Director, President and Chief Executive Officer, A I M Management Group Inc.; Director and
Vice President                           President, A I M Advisors, Inc.; Director and Senior Vice President, A I M Capital
                                         Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc. and Fund Management
                                         Company; and Director, AMVESCAP PLC.

Helge K. Lee, 52                         Chief Legal and Compliance Officer -- North America, the Sub-adviser since October 1997;
Vice President and Secretary             Secretary and Chief Legal and Compliance Officer, INVESCO (NY) Asset Management, Inc.,
50 California Street                     INVESCO (NY), Inc., GT Global Investor Services, Inc. and G.T. Insurance since August
San Francisco, CA 94111                  1997; Secretary and Chief Legal and Compliance Officer, GT Global from August 1997 to
                                         April 1998; Executive Vice President of the Asset Management Division of Liechtenstein
                                         Global Trust AG, from October 1996 to May 1998; Senior Vice President, General Counsel and
                                         Secretary of INVESCO (NY) Asset Management, Inc., INVESCO (NY), Inc., GT Global, GT Global
                                         Investor Services, Inc. and G.T. Insurance from May 1994 to October 1996; and Senior Vice
                                         President, General Counsel and Secretary of Strong/Corneliuson Management, Inc. and
                                         Secretary of each of the Strong Funds from October 1991 to May 1994.

Carol F. Relihan+, 43                    Director, Senior Vice President, General Counsel and Secretary, A I M Advisors, Inc.; Vice
Vice President                           President, General Counsel and Secretary, A I M Management Group Inc.; Director, Vice
                                         President and General Counsel, Fund Management Company; Vice President and General
                                         Counsel, A I M Fund Services, Inc.; and Vice President, A I M Capital Management, Inc. and
                                         A I M Distributors, Inc.

Dana R. Sutton, 39                       Vice President and Fund Controller, A I M Advisors, Inc.; and Assistant Vice President and
Vice President and Assistant             Assistant Treasurer, Fund Management Company.
Treasurer


--------------
+    Mr. Arthur and Ms. Relihan are married to each other.

                   Statement of Additional Information Page 9

                                AIM DOLLAR FUND


The Board of Trustees has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Trust and recommending firms to serve as independent auditors of the Trust. Each of the Trustees and Officers of the Trust is also a Trustee and Officer of AIM Investment Funds, AIM Floating Rate Fund, AIM Growth Series, AIM Series Trust, AIM Eastern Europe Fund, GT Global Variable Investment Trust, GT Global Variable Investment Series, Global High Income Portfolio, Growth Portfolio, Floating Rate Portfolio and Global Investment Portfolio, which also are registered investment companies advised by AIM and sub-advised by the Sub-adviser. All of the Trust's Trustees also serve as directors or trustees of some or all of the other investment companies managed, administered or advised by AIM. All of the Trust's executive officers hold similar offices with some or all of the other investment companies managed, administered or advised by AIM. Each Trustee who is not a trustee, officer or employee of the Sub-adviser or any affiliated company is paid aggregate fees of $5,000 a year, plus $300 per fund for each meeting of the Board attended, and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other Trustees and Officers receive no compensation or expense reimbursement from the Trust. For the fiscal year ended December 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not trustees, officers or employees of the Sub-adviser or any affiliated company, received total compensation of $3,588, $3,716, $3,100 and $3,409, respectively, from the Trust for their services as Trustees. For the fiscal year ended December 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not trustees, officers or employees of the Sub-adviser or any other affiliated company, received total compensation of $103,654, $106,556, $89,700 and $98,038, respectively, from the investment companies managed or administered by AIM and sub-advised or sub-administered by the Sub-adviser, for which he or she serves as Trustee. Fees and expenses disbursed to the Trustees contained no accrued or payable pension or retirement benefits. As of June 26, 1998, the Officers and Trustees and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of the Fund.


--------------------------------------------------------------------------------


                              CONTROL PERSONS AND
                        PRINCIPAL HOLDERS OF SECURITIES


--------------------------------------------------------------------------------

To the best knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of any class of the Fund's equity securities as of June 26, 1998, and the percentage of the outstanding shares held by such holders are set forth below:



                                                                                         PERCENT
                                                                            PERCENT      OWNED OF
                                                                            OWNED OF    RECORD AND
AIM DOLLAR FUND                                NAME AND ADDRESS OF OWNER    RECORD*    BENEFICIALLY
---------------------------------------------  ---------------------------  --------   ------------
Class A                                        Bear Stearns Securities        8.18%        -0-
                                               Corp.
                                               FBO 101-40029-2Y
                                               One Metrotech Center
                                               Brooklyn, New York
                                               11201-3870
                                               Merrill Lynch, Pierce,         7.87%        -0-
                                               Fenner & Smith
                                               141 W. Jackson Boulevard
                                               Suite 290
                                               Chicago, Illinois
                                               60604-2904
                                               Bear Stearns Securities        7.02%        -0-
                                               Corp.
                                               FBO 102-06578-29
                                               One Metrotech Center
                                               Brooklyn, New York
                                               11201-3870
Advisor Class                                  G.T. Capital Holdings, Inc.   10.67%        -0-
                                               SERP Deferred Compensation
                                               50 California Street 27th
                                               Floor
                                               San Francisco, California
                                               94111-4624
                                               Attn: Ellen Hoke


--------------

* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.


                  Statement of Additional Information Page 10

                                AIM DOLLAR FUND

                                   MANAGEMENT

--------------------------------------------------------------------------------


INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES


AIM serves as the Fund's investment manager and administrator under an investment management and administration contract between the Trust and AIM ("Management Contract"). The Sub-adviser serves as the sub-adviser and sub-administrator to the Fund under a Sub-Advisory and Sub-Administration Contract between AIM and the Sub-adviser ("Sub-Management Contract," and together with the Management Contract, the "Management Contracts"). As investment managers and administrators, AIM and the Sub-adviser make all investment decisions for the Fund and administer the Fund's affairs. Among other things, AIM and the Sub-adviser furnish the services and pay the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Trust and the Fund, and provide suitable office space, necessary small office equipment and utilities.



The Management Contracts may be renewed for one-year terms with respect to the Fund, provided that any such renewal has been specifically approved at least annually by: (i) the Board, or by the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Trustees who are not parties to the Management Contracts or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. Either the Trust or each of AIM or the Sub-adviser may terminate the Management Contracts without penalty upon sixty days' written notice to the other party. The Management Contracts terminate automatically in the event of their assignment (as defined in the 1940 Act).


For the fiscal years ended December 31, 1997, 1996 and 1995, the Fund paid investment management and administration fees to the Sub-adviser in the amounts of $1,384,735, $1,808,976 and $1,665,299, respectively. During the fiscal years ended December 31, 1997 and 1996, the Sub-adviser reimbursed the Fund for a portion of its investment management and administration fees in the amounts of $88,707 and $173,045, respectively. No such reimbursements were made during the fiscal year ended December 31, 1995.


                             THE DISTRIBUTION PLANS



THE CLASS A PLAN. The Trust has adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to the Class A shares of the Fund (the "Class A Plan"). The Class A Plan provides that the Class A shares pay 0.25% per annum of their average daily net assets as compensation to AIM Distributors for the purpose of financing any activity which is primarily intended to result in the sale of Class A shares. Of such amounts, the Fund pays a service fee of 0.25% of the average daily net assets attributable to Class A shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customer who purchase and own Class A shares. Activities appropriate for financing under the Class A Plan include, but are not limited to, the following: printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class A Plan.



THE CLASS B PLAN. The Trust has also adopted a Master Distribution Plan pursuant to Rule 12b-1 under the 1940 Act relating to Class B shares of the Fund (the "Class B Plan", and collectively with the Class A Plan, the "Plans"). Under the Class B Plan, the Fund pays compensation to AIM Distributors at an annual rate of 1.00% of the average daily net assets attributable to Class B shares. Of such amount, the Fund pays a service fee of 0.25% of the average daily net assets attributable to Class B shares to selected dealers and other institutions which furnish continuing personal shareholder services to their customers who purchase and own Class B shares. Amounts paid in accordance with the Class B Plan may be used to finance any activity primarily intended to result in the sale of Class B shares, including but not limited to printing of prospectuses and statements of additional information and reports for other than existing shareholders; overhead; preparation and distribution of advertising material and sales literature; expenses of organizing and conducting sales seminars; supplemental payments to dealers and other institutions such as asset-based sales charges or as payments of service fees under shareholder service arrangements; and costs of administering the Class B Plan. AIM


                  Statement of Additional Information Page 11

                                AIM DOLLAR FUND

Distributors may transfer and sell its rights to payments under the Class B Plan in order to finance distribution expenditures in respect of Class B shares.



BOTH PLANS. Pursuant to an incentive program, AIM Distributors may enter into agreements ("Shareholder Service Agreements") with investment dealers selected from time to time by AIM Distributors for the provision of distribution assistance in connection with the sale of the Funds' shares to such dealers' customers, and for the provision of continuing personal shareholder services to customers who may from time to time directly or beneficially own shares of the Funds. The distribution assistance and continuing personal shareholder services to be rendered by dealers under the Shareholder Service Agreements may include, but shall not be limited to, the following: distributing sales literature; answering routine customer inquiries concerning the Fund; assisting customers in changing dividend options, account designations and addresses, and in enrolling in any of the several special investment plans offered in connection with the purchase of the Fund's shares; assisting in the establishment and maintenance of customer accounts and records and in the processing of purchase and redemption transactions; investing dividends and any capital gains distributions automatically in the Fund's shares; and providing such other information and services as the Fund or the customer may reasonably request.



Under the Plans, in addition to the Shareholder Service Agreements authorizing payments to selected dealers, banks may enter into Shareholder Service Agreements authorizing payments under the Plans to be made to banks which provide services to their customers who have purchased shares. Services provided pursuant to Shareholder Service Agreements with banks may include some or all of the following: answering shareholder inquiries regarding the Fund; performing sub-accounting; establishing and maintaining shareholder accounts and records; processing customer purchase and redemption transactions; providing periodic statements showing a shareholder's account balance and the integration of such statements with those of other transactions and balances in the shareholder's other accounts serviced by the bank; forwarding applicable prospectuses, proxy statements, reports and notices to bank clients who hold Fund shares; and such other administrative services as the Fund reasonably may request, to the extent permitted by applicable statute, rule or regulation. Similar agreements may be permitted under the Plans for institutions which provide recordkeeping for and administrative services to 401(k) plans.



Financial intermediaries and any other person entitled to receive compensation for selling Fund shares may receive different compensation for selling shares of one particular class over another.



Under a Shareholder Service Agreement, the Fund agrees to pay periodically fees to selected dealers and other institutions who render the foregoing services to their customers. The fees payable under a Shareholder Service Agreement generally will be calculated at the end of each payment period for each business day of the Fund during such period at the annual rate of 0.25% of the average daily net asset value of the Fund's shares purchased or acquired through exchange. Fees calculated in this manner shall be paid only to those selected dealers or other institutions who are dealers or institutions of record at the close of business on the last business day of the applicable payment period for the account in which the Fund's shares are held.



Payments pursuant to the Plans are subject to any applicable limitations imposed by rules of the National Association of Securities Dealers, Inc. ("NASD"). The Plans conform to rules of the NASD by limiting payments made to dealers and other financial institutions who provide continuing personal shareholder services to their customers who purchase and own shares of the Fund to no more than 0.25% per annum of the average daily net assets of the funds attributable to the customers of such dealers or financial institutions, and by imposing a cap on the total sales charges, including asset based sales charges, that may be paid by the Fund and its respective classes.



AIM Distributors does not act as principal, but rather as agent for the Fund, in making dealer incentive and shareholder servicing payments under the Plans. These payments are an obligation of the Fund and not of AIM Distributors.



Prior to June 1, 1998, the Trust had adopted a different Rule 12b-1, that operated as a "reimbursement-type" plan (the "Prior Plan"). The information provided below relates to payments made under the Prior Plan, which provided for payments to GT Global Inc., the distributor of the Fund at the time the Prior Plan was in effect.



For the fiscal year ended December 31, 1997, the Fund paid the following amounts under the Prior Plan:



                                                                                                      % OF CLASS
                                                                                                    AVERAGE DAILY
                                                                                                      NET ASSETS
                                                                                                 --------------------
                                                                    CLASS A         CLASS B       CLASS A    CLASS B
                                                                 --------------  --------------  ---------  ---------
                                                                 $           --  $           --        --%        --%


                  Statement of Additional Information Page 12

                                AIM DOLLAR FUND


Actual fees by category paid by the Fund with regard to the Class A shares during the year ended December 31, 1997 follows:



CLASS A
  Advertising......................................................................  $        --
  Printing and mailing prospectuses, semi-annual reports and annual reports (other
   than to current shareholders)...................................................  $        --
  Seminars.........................................................................  $        --
  Compensation to Underwriters to partially offset other marketing expenses........  $        --
  Compensation to Dealers including finder's fees..................................  $        --
  Compensation to Sales Personnel..................................................  $        --
  Annual Report Total..............................................................  $        --



Actual fees by category paid by the Fund with regard to the Class B Shares during the year ended December 31, 1997 as follows:



CLASS B
  Advertising......................................................................  $        --
  Printing and mailing prospectuses, semi-annual reports and annual reports (other
   than to current shareholders)...................................................  $        --
  Seminars.........................................................................  $        --
  Compensation to Underwriters to partially offset upfront dealer commissions and
   other marketing costs...........................................................  $        --
  Compensation to Dealers..........................................................  $        --
  Compensation to Sales Personnel..................................................  $        --
  Annual Report Total..............................................................  $        --



The Plans require AIM Distributors to provide the Board of Trustees at least quarterly with a written report of the amounts expended pursuant to the Plans and the purposes for which such expenditures were made. The Board of Trustees reviews these reports in connection with their decisions with respect to the Plans.



As required by Rule 12b-1, the Plans and related forms of Shareholder Service Agreements were approved by the Board of Trustees, including a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans ("Qualified Trustees"). In approving the Plans in accordance with the requirements of Rule 12b-1, the Trustees considered various factors and determined that there is a reasonable likelihood that the Plans would benefit each class of the Fund and their respective shareholders.



The Plans do not obligate the Fund to reimburse AIM Distributors for the actual expenses AIM Distributors may incur in fulfilling its obligations under the Plans. Thus, even if AIM Distributors' actual expenses exceed the fee payable to AIM Distributors thereunder at any given time, the Fund will not be obligated to pay more than that fee. If AIM Distributors' expenses are less than the fee it receives, AIM Distributors will retain the full amount of the fee.



Unless terminated earlier in accordance with their terms, the Plans continue in effect until [June 30, 1999] and each year thereafter, as long as such continuance is specifically approved at least annually by the Board of Trustees, including a majority of the Qualified Trustees.



The Plans may be terminated by the vote of a majority of the Independent Trustees, or, with respect to a particular class, by the vote of a majority of the outstanding voting securities of that class.



Any change in the Plans that would increase materially the distribution expenses paid by the applicable class requires shareholder approval; otherwise, it may be amended by the Trustees, including a majority of the Qualified Trustees, by votes cast in person at a meeting called for the purpose of voting upon such amendment. As long as the Plans are in effect, the selection or nomination of the Qualified Trustees is committed to the discretion of the Qualified Trustees. In the event


                  Statement of Additional Information Page 13

                                AIM DOLLAR FUND

the Class A Plan is amended in a manner which the Board of Trustees determines would materially increase the charges paid under the Class A Plan, the Class B shares of the Fund will no longer convert into Class A shares of the same Fund unless the Class B shares, voting separately, approve such amendment. If the Class B shareholders do not approve such amendment, the Board of Trustees will
(i) create a new class of shares of the Fund which is identical in all material respects to the Class A shares as they existed prior to the implementation of the amendment and (ii) ensure that the existing Class B shares of the Fund will be exchanged or converted into such new class of shares no later than the date the Class B shares were scheduled to convert into Class A shares.



The principal differences between the Class A Plan, on the one hand, and the Class B Plan, on the other hand, are: (i) the Class A Plan allows payment to AIM Distributors or to dealers or financial institutions of up to 0.25% of average daily net assets of the Class A shares of the Fund, as compared to 1.00% of such assets of the Fund's Class B shares; (ii) the Class B Plan obligates the Class B shares to continue to make payments to AIM Distributors following termination of the Class B shares Distribution Agreement with respect to Class B shares sold by or attributable to the distribution efforts of AIM Distributors unless there has been a complete termination of the Class B Plan (as defined in such Plan) and
(iii) the Class B Plan expressly authorizes AIM Distributors to assign, transfer or pledge its rights to payments pursuant to the Class B Plan.



                                THE DISTRIBUTOR



Information concerning AIM Distributors and the continuous offering of the Fund's shares is set forth in the Prospectus under the headings "How to Purchase Shares" and "Terms and Conditions of Purchase of the AIM Funds." A Master Distribution Agreement with AIM Distributors relating to the Class A and Class B
shares of the Funds was approved by the Board of Trustees on             , 1998.
Both such Master Distribution Agreements are hereinafter collectively referred to as the "Distribution Agreements."



The Distribution Agreements provide that AIM Distributors will bear the expenses of printing from the final proof and distributing the Fund's prospectuses and statements of additional information relating to public offerings made by AIM Distributors pursuant to the Distribution Agreements (other than those prospectuses and statements of additional information distributed to existing shareholders of the Fund), and any promotional or sales literature used by AIM Distributors or furnished by AIM Distributors to dealers in connection with the public offering of the Fund's shares, including expenses of advertising in connection with such public offerings. AIM Distributors has not undertaken to sell any specified number of shares of any classes of the Fund.



AIM Distributors expects to pay sales commissions from its own resources to dealers and institutions who sell Class B shares of the Funds at the time of such sales. Payments with respect to Class B shares will equal 4.0% of the purchase price of the Class B shares sold by the dealer or institution, and will consist of a sales commission equal to 3.75% of the purchase price of the Class B shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The portion of the payments to AIM Distributors under the Class B Plan which constitutes an asset-based sales charge (0.75%) is intended in part to permit AIM Distributors to recoup a portion of such sales commissions plus financing costs. AIM Distributors anticipates that it will require a number of years to recoup from Class B Plan payments the sales commissions paid to dealers and institutions in connection with sales of Class B shares. In the future, if multiple distributors serve a Fund, each such distributor (or its assignee or transferee) would receive a share of the payments under the Class B Plan based on the portion of the Fund's Class B shares sold by or attributable to the distribution efforts of that distributor.



The Trust (on behalf of any class of the Fund) or AIM Distributors may terminate the Distribution Agreements on sixty (60) days' written notice without penalty. The Distribution Agreements will terminate automatically in the event of their assignment. In the event the Class B shares Distribution Agreement is terminated, AIM Distributors would continue to receive payments of asset based distribution fees in respect of the outstanding Class B shares attributable to the distribution efforts of AIM Distributors; provided, however, that a complete termination of the Class B Plan (as defined in such Plan) would terminate all payments to AIM Distributors. Termination of the Class B Plan or Distribution Agreement does not affect the obligation of the Funds and their Class B shareholders to pay contingent deferred sales charges.


                  Statement of Additional Information Page 14

                                AIM DOLLAR FUND


The following chart reflects the total sales charges paid in connection with the sale of Class A shares of each Fund and the amount retained by GT Global, Inc., the Trust's distributor prior to June 1, 1998, for the fiscal year ended December 31, 1997.



                                                                                                      1997
                                                                                        --------------------------------
                                                                                             SALES            AMOUNT
                                                                                            CHARGES          RETAINED
                                                                                        ----------------  --------------
                                                                                        $             --  $           --



The following chart reflects the contingent deferred sales charges paid by Class A and Class B shareholders for the fiscal year ended December 31, 1997, for Class A and Class B shares:



                                                                                                                1997
                                                                                                            ------------
Class A                                                                                                     $         --
Class B                                                                                                     $         --



TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES


The Transfer Agency and Service Agreement between the Trust and A I M Fund Services, Inc. ("AFS"), a registered transfer agent and wholly-owned subsidiary of AIM, provides that AFS will perform certain shareholder services for the Fund for a fee per account serviced. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Fund; maintain shareholder accounts and provide shareholders with information regarding the Fund and its accounts. The Transfer Agency and Service Agreement became effective on September 8, 1998. The Sub-adviser also serves as the Fund's pricing and accounting agent. For the fiscal years ended December 31, 1997, 1996 and 1995, the accounting services fees for the Fund were $69,517, $90,682 and $86,710, respectively.


EXPENSES OF THE FUND

The Fund pays all expenses not assumed by AIM, the Sub-adviser, AIM Distributors and other agents. These expenses include, in addition to the advisory, administration, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, trustee's fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and the expenses of reports and prospectuses sent to existing investors. The allocation of general Trust expenses and expenses shared among the Fund and other funds organized as series of the Trust are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Fund or the nature of the service performed and relative applicability to the Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.


                              DIVIDENDS AND TAXES

--------------------------------------------------------------------------------

DAILY INCOME DIVIDENDS
Net investment income and any realized net short-term capital gain are determined and declared as a dividend each day. Each such dividend is payable to shareholders as of the close of business on that day. Orders to purchase Fund shares are executed on the business day on which Federal Funds, i.e., monies held on deposit at a Federal Reserve Bank, become available. Shares begin accruing dividends on the day following the date of purchase. Shares are entitled to the dividend declared on the day a redemption request is received by the Transfer Agent. Dividends are automatically reinvested in Fund shares of the distributing class on the last Business Day of the month, at net asset value, unless a shareholder otherwise instructs the Transfer Agent in writing. A shareholder that does so will be mailed a check in the amount of each dividend. For the purpose of calculating dividends, daily net investment income of the Fund consists of (a) all interest income accrued on investments (including any discount or premium ratably accrued or amortized, respectively, to the date of maturity or determined in such other manner the Fund chooses in accordance with generally accepted accounting

                  Statement of Additional Information Page 15

                                AIM DOLLAR FUND
principles), (b) minus all accrued liabilities, including interest, taxes and other expense items, and reserves for contingent or undetermined liabilities, all determined in accordance with those principles, (c) plus or minus all realized gains or losses on investments, if any.

TAXES -- GENERAL
To continue to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting of net investment income and any net short-term capital gain) and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities; and (2) the Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is represented by cash and cash items, U.S. government securities and other securities limited, with respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities).

The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income, if any, for the one-year period ending on October 31 of that year, plus certain other amounts.

Dividends from the Fund's investment company taxable income are taxable to its shareholders as ordinary income. The Fund does not expect to receive any dividend income from U.S. corporations, which means that no part of the dividends from the Fund will not be eligible for the dividends-received deduction allowed to corporations. Dividends will be taxed for federal income tax purposes in the same manner whether they are received in cash or reinvested in additional Fund shares.

NON-U.S. SHAREHOLDERS
Dividends paid by the Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to U.S. citizens or other domestic taxpayers will apply.

The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to an investment in the Fund.


                       HOW TO PURCHASE AND REDEEM SHARES


--------------------------------------------------------------------------------


A complete description of the manner in which shares of the Fund may be purchased appears in the Fund's Prospectus under the headings "How to Purchase Shares," "Terms and Conditions of Purchase of the AIM Funds" and "Special Plans."



The sales charge normally deducted on purchases of Class A shares is used to compensate AIM Distributors and participating dealers for their expenses incurred in connections with the distribution of the Fund's Class A shares. Since there is little expense associated with unsolicited orders placed directly with AIM Distributors by persons who, because of their relationship with the Fund or with AIM and its affiliates, are familiar with the Fund, or whose programs for purchase involve little expense (e.g., because of the size of the transaction and shareholder records required), AIM Distributors believes that it is appropriate and in the Fund's best interests that such persons, and certain other persons whose purchases result in relatively low expenses of distribution, be permitted to purchase Class A shares of the Fund through AIM Distributors without payment of a sales charge. The persons who may purchase Class A shares of the Fund without a sales charge are set forth in the Fund's Prospectus. In addition, the Fund offers programs such as Right of Accumulation and Letter of Intent, which are described in the Prospectus, that are designed to permit investors to aggregate purchases


                  Statement of Additional Information Page 16

                                AIM DOLLAR FUND

of different funds, or separate purchases over time, in order to qualify for a lower sales charge rate. See "Terms and Conditions of Purchase of the AIM Funds -- Reductions in Initial Sales Charges" in the Prospectus.



Class B shares will automatically convert into Class A shares of the Fund eight years following the end of the calendar month in which a purchase was made. For the purpose of calculating the holding period required for conversion of Class B shares, the initial issuance of Class B shares shall mean (i) the date on which such Class B shares were issued, or (ii) for Class B shares obtained through an exchange, or a series of exchanges, the date on which the original Class B shares were issued. For purposes of conversion to Class A, Class B shares purchased through the reinvestment of dividends and other distributions paid in respect of Class B shares will be held in a separate sub-account. Each time any Class B shares in the shareholder's regular account (other than those in the sub-account) convert to Class A, a pro rata portion of the Class B shares in the sub-account will also convert to Class A. The portion will be determined by the ratio that the shareholder's Class B shares converting to Class A bears to the shareholder's total Class B shares not acquired through dividends and other distributions.



The availability of the conversion feature is subject to the continuing availability of an opinion of counsel to the effect that the dividends and other distributions paid on Class A and Class B shares will not result in "preferential dividends" under the Internal Revenue Code (the "Code") and the conversion of shares does not constitute a taxable event. If the conversion feature ceased to be available, the Class B shares beyond the eighth year. AIM and the Sub-adviser has no reason to believe that this condition for the availability of the conversion feature will not be met.



Class B shares purchased before June 1, 1998 are subject to the following waivers from the contingent deferred sales charge otherwise due upon redemption, in addition to the waivers provided for redemptions of currently issued Class B shares as described in the Prospectus: (1) total or partial redemptions resulting from a distribution following retirement in the case of a tax-qualified employer-sponsored retirement; (2) minimum required distributions made in connection with an IRA, Keogh Plan or custodial account under Section 403(b) of the Code or other retirement plan following attainment of age 70 1/2;
(3) a one-time reinvestment in Class B shares of the Fund within 180 days of a prior redemption; (4) redemptions pursuant to distributions from a tax-qualified employer-sponsored retirement plan, which is invested in AIM Funds, which are permitted to be made without penalty pursuant to the Code, other than tax-free rollovers or transfers of assets, and the proceeds of which are reinvested in AIM Funds; (5) redemptions made in connection with participant-directed exchanges between options in an employer-sponsored benefit plan; (6) redemptions made for the purpose of providing cash to fund a loan to a participant in a tax-qualified retirement plan; (7) redemptions made in connection with a distribution from any retirement plan or account that is permitted in accordance with the provisions of Section 72(t)(2) of the Code and the regulations promulgated thereunder; (8) redemptions made in connection with a distribution from a qualified profit-sharing or stock bonus plan described in Section 401(k) of the Code to a participant or beneficiary under Section 401(k)(2)(B)(IV) of the Code upon hardship of the covered employee (determined pursuant to Treasury Regulation Section 1.401(k)-1(d)(2)); and (9) redemptions made by or for the benefit of certain states, counties or cities, or any instrumentalities, departments or authorities thereof where such entities are prohibited or limited by applicable law from paying a sales charge or commission.



For purposes of a Letter of Intent entered into prior to June 1, 1998, any registered investment adviser, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more can be treated as a single purchaser, provided further that such entity places all purchases and redemption orders. Such entities should be prepared to establish their qualifications for such treatment.



Complete information concerning the method of exchanging shares of the Fund for shares of the other AIM Funds is set forth in the Prospectus under the heading "Exchange Privilege."



Information concerning redemption of the Fund's shares is set forth in the Prospectus under the heading "How to Redeem Shares." In addition to the Fund's obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Fund at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by A I M Fund Services, Inc., the Fund's transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.


                  Statement of Additional Information Page 17

                                AIM DOLLAR FUND


The right of redemption may be suspended or the date of payment postponed when
(a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.



The Fund's net asset value is calculated by dividing the number of outstanding shares into the net assets of the Fund. Net assets are the excess of the Fund's assets over its liabilities. A more detailed description of how the Fund's net asset value is calculated appears in the Prospectus under the heading "Determination of Net Asset Value."



                     PROGRAMS AND SERVICES FOR SHAREHOLDERS



The Fund provides certain services for shareholders and certain investment or redemption programs. See "Exchange Privilege" and "How to Redeem Shares" in the Prospectus. All inquiries concerning these programs should be made directly to A I M Fund Services, Inc., P.O. Box 4739, Houston, TX 77210-4739, toll free at
(800) 959-4246.



DIVIDEND ORDER


Dividends may be paid to someone other than the registered owner, or sent to an address other than the address of record. (Please note that signature guarantees are required to effect this option.) An investor also may direct that his or her dividends be invested in one of the other AIM Funds and there is no sales charge for these investments; initial investment minimums apply. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" in the Prospectus. To effect this option, please contact your authorized dealer. For more information concerning AIM Funds other than the Fund, please obtain a current prospectus by contacting your authorized dealer, by writing to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by calling toll free (800) 959-4246.


                  Statement of Additional Information Page 18

                                AIM DOLLAR FUND


                            VALUATION OF FUND SHARES


--------------------------------------------------------------------------------


The net asset value per share of the Fund is determined daily as of 12:00 noon and the close of trading on the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, the net asset value of a Fund is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the number of shares outstanding of that class and rounding the resulting per share net asset value to the nearest one cent. Determination of the net asset value per share is made in accordance with generally accepted accounting principles.



The securities of the Fund are valued on the basis of amortized cost. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if the security were sold. During such periods, the daily yield on shares of the Fund computed as described under "Performance Information" may differ somewhat from an identical computation made by another investment company with identical investments utilizing available indications as to the market value of its portfolio securities.



The valuation of portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Fund is permitted in accordance with applicable rules and regulations of the SEC which require the Fund to adhere to certain conditions. These rules require, among other things, that the Fund maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 calendar days or less and invest only in securities determined by the Board of Trustees to be "Eligible Securities" (as defined in Rule 2a-7 under the 1940 Act) and to present minimal credit risk to the Fund.



The Board of Trustees is required to establish procedures designed to stabilize, to the extent reasonably practicable, the Fund's price per share at $1.00, as computed for the purpose of sales and redemptions. Such procedures include review of the Fund's holdings by the Board of Trustees at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Fund deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the Fund's shares. In the event the Board of Trustees determines that such a deviation exists for the Fund, it will take such corrective action as the Board of Trustess deems necessary and appropriate with respect to the Fund, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.



The Fund intends to comply with any amendments made to Rule 2a-7 which may require corresponding changes in the Fund's procedures which are designed to stabilize the Fund's price per share at $1.00.


                  Statement of Additional Information Page 19

                                AIM DOLLAR FUND

                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

--------------------------------------------------------------------------------

Subject to policies established by the Board, the Sub-adviser is responsible for the execution of the Fund's portfolio transactions and the selection of broker/dealers who execute such transactions on behalf of the Fund. Purchases and sales of money market instruments by the Fund generally are made on a principal basis, in which the dealer through whom the trade is executed retains a "spread" as compensation. The spread is the difference in the price at which the dealer buys or sells the instrument to the Fund and the price which the dealer is able to resell or at which the dealer originally purchased, respectively, the instrument. In executing transactions, the Sub-adviser seeks the best net results for the Fund, taking into account such factors as the price (including the applicable dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Sub-adviser generally seeks reasonably competitive spreads, payment of the lowest spread is not necessarily consistent with the best net results. The Fund has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.

Investment decisions for the Fund and for other investment accounts managed by the Sub-adviser are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including the Fund. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases the Sub-adviser believes that coordination and the ability to participate in volume transactions will be beneficial to the Fund.

Under a policy adopted by the Board, and subject to the policy of obtaining the best net results, the Sub-adviser may consider a broker/dealer's sale of the shares of the Fund and the other funds for which AIM or the Sub-adviser serves as investment manager and/or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Fund and such other funds.

                  Statement of Additional Information Page 20

                                AIM DOLLAR FUND

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

AIM was organized in 1976, and along with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is the sole shareholder of the Fund's principal underwriter, AIM Distributors. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.

CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, acts as custodian of the Fund's assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Fund to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS

The Fund's independent accountants are,                         .
                        conducts annual audits of the Fund's financial statements, assists in the preparation of the Fund's federal and state income tax returns and consults with the Trust and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.



The financial statements of the Trust included in this Statement of Additional
Information have been audited by                         , as stated in their
opinion appearing herein, and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.



SHAREHOLDER LIABILITY


Under Delaware law, the shareholders of the Trust enjoy the same limitations extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances shareholders of the Trust may be held personally liable for the Trust's obligations. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a trustee. The Trust Agreement provides for indemnification from the Trust property for all losses and expenses of any shareholder held personally liable for the Trust's obligations. Thus, the risk of a shareholder incurring financial loss on account of such liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.


NAME
Prior to May 29, 1998, the Fund operated under the name of GT Global Dollar
Fund.

                  Statement of Additional Information Page 21

                                AIM DOLLAR FUND

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------

The Fund may, from time to time, provide yield information or comparisons of its yield to various averages including data from Lipper Analytical Services, Inc., Bank Rate Monitor-TM-, IBC/Donaghue's Money Fund Report, MONEY Magazine, and other industry publications, in advertisements or in reports furnished to current or prospective shareholders.

The Fund calculates its yield for its shares daily, based upon the seven days ending on the day of the calculation, called the "base period." The yield is computed by determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change, excluding capital changes, but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by (365/7). The Fund's effective yield is computed by compounding the unannualized base period return by adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.

For the seven-day period ended December 31, 1997, the Fund's Class A share yield was 4.55% and effective yield was 4.66%. The seven-day and effective yields are calculated as follows:

Assumptions:

Value of hypothetical pre-existing account with exactly one share
  at the beginning of the period:...........................................          $1.000000000
Value of same account* (excluding capital changes) at the end
  of the seven-day period ending Dec. 31, 1997:.............................          $1.000873532

--------------
* Value includes additional shares acquired with dividends paid on the original shares.

Calculation:

    Ending account value:......................  $1.000873532
    Less beginning account value:..............  $1.000000000
    Net change in account value:...............  $ .000873532
        Seven-day yield = $.000873532 x 365/7 = 4.55%
    Effective yield** = [1 + .000873532] 365/7 -1 = 4.66%

--------------
**  The effective yield assumes a year's compounding of the seven-day yield.

For the seven-day period ended December 31, 1997, the Fund's Class B share yield was 3.82% and effective yield was 3.89%. The seven-day and effective yields are calculated as follows:

Assumptions:

Value of hypothetical pre-existing account with exactly one share
  at the beginning of the period:...........................................          $1.000000000
Value of same account* (excluding capital changes) at the end
  of the seven-day period ending Dec. 31, 1997:.............................          $1.000731785

--------------
* Value includes additional shares acquired with dividends paid on the original shares.

Calculation:

    Ending account value:......................  $1.000731785
    Less beginning account value:..............  $1.000000000
    Net change in account value:...............  $ .000731785
        Seven-day yield = $.000731785 x 365/7 = 3.82%
    Effective yield** = [1 + .000731785] 365/7 -1 = 3.89%

--------------
**  The effective yield assumes a year's compounding of the seven-day yield.

                  Statement of Additional Information Page 22

                                AIM DOLLAR FUND


The Fund's investment results may also be calculated for longer periods in accordance with the following method: by subtracting (a) the net asset value of one share at the beginning of the period, from (b) the net asset value of all shares an investor would own at the end of the period for the share held at the beginning of the period (assuming reinvestment of all dividends and distributions) and dividing by (c) the net asset value per share at the beginning of the period. The resulting percentage indicates the positive or negative rate of return that an investor would have earned from the reinvested dividends and distributions and any changes in share price during the period.



TOTAL RETURN QUOTATIONS


The standard formula for calculating total return, as described in the Prospectus, is as follows:



                          P(1+T)to the power of n=ERV



Where                P    =  a hypothetical initial payment of $1,000.
                     T    =  average annual total return (assuming the applicable maximum sales load is deducted at the beginning of the 1, 5, or 10 year periods).
                    n     =  number of years.
                     ERV  =  ending redeemable value of a hypothetical $1,000 payment at the end of the 1, 5, or 10 year periods (or fractional portion of such period).


The Fund's Standardized Returns for its Class A shares, stated as average annualized total returns, at December 31, 1997, were as follows:


                                                                                                      STANDARDIZED AVERAGE
PERIOD                                                                                               ANNUALIZED TOTAL RETURN
-------------------------------------------------------------------------------------------------  ---------------------------
Year ended Dec. 31, 1997.........................................................................               [4.62%
Five years ended Dec. 31, 1997...................................................................                3.93%
Ten years ended Dec. 31, 1997....................................................................                4.84%]


The Fund's Standardized Returns for its Class B shares, which were first offered on April 1, 1993, stated as average annualized total returns, were as follows:


                                                                                                     STANDARDIZED AVERAGE
PERIOD                                                                                              ANNUALIZED TOTAL RETURN
-------------------------------------------------------------------------------------------------  -------------------------
Year ended Dec. 31, 1997.........................................................................             [(1.16)%
April 1, 1993 (commencement of operations) through Dec. 31, 1997.................................               2.87%]



Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:



                          P(1+U)to the power of n=ERV



Where                P    =  a hypothetical initial payment of $1,000.
                     U    =  average annual total return assuming payment of only a stated portion of, or none of, the applicable maximum sales load at the beginning of the stated
                             period.
                    n     =  number of years.
                     ERV  =  ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.



The Fund's non-standardized returns for its Class A shares, stated as average annualized total returns, at December 31, 1997, were as follows:



                                                                                                 NON-STANDARDIZED AVERAGE
PERIOD                                                                                            ANNUALIZED TOTAL RETURN
---------------------------------------------------------------------------------------------  -----------------------------
Year ended Dec. 31, 1997.....................................................................                [4.62%
Five years ended Dec. 31, 1997...............................................................                 3.93%
Ten years ended Dec. 31, 1997................................................................                 4.84%]



The Fund's non-standardized return for its Class B shares, stated as average annualized total returns, at December 31, 1997, were as follows:



                                                                                                   NON-STANDARDIZED AVERAGE
PERIOD                                                                                              ANNUALIZED TOTAL RETURN
-----------------------------------------------------------------------------------------------  -----------------------------
Year ended Dec. 31, 1997.......................................................................                [3.84%
April 1, 1993 (commencement of operations) through Dec. 31, 1997...............................                 3.24%]


                  Statement of Additional Information Page 23

                                AIM DOLLAR FUND


Cumulative total return across a stated period may be calculated as follows:



                          P(1+V)to the power of n=ERV



Where                P    =  a hypothetical initial payment of $1,000.
                     V    =  cumulative total return assuming payment of all of, a stated portion of, or none of, the applicable maximum sales load at the beginning of stated period.
                    n     =  number of years.
                     ERV  =  ending redeemable value of a hypothetical $1,000 payment at the end of the stated period.



The Fund's non-standardized return for its Class A shares, stated as aggregate total return, at December 31, 1997, was as follows:



                                                                                                NON-STANDARDIZED AGGREGATE
PERIOD                                                                                                 TOTAL RETURN
---------------------------------------------------------------------------------------------  -----------------------------
Sept. 16, 1985 (commencement of operations) through Dec. 31, 1997............................               [82.77%]



The Fund's non-standardized return for its Class B shares, stated as aggregate total return (reflecting deduction of the applicable contingent deferred sales charge), at December 31, 1997, was as follows:



                                                                                                NON-STANDARDIZED AGGREGATE
PERIOD                                                                                                 TOTAL RETURN
---------------------------------------------------------------------------------------------  -----------------------------
April 1, 1993 (commencement of operations) through Dec. 31, 1997.............................               [14.37%]



The Fund's non-standardized return for its Class B shares, stated as aggregate total return (not reflecting deduction of the applicable contingent deferred sales charge), at December 31, 1997, was as follows:



                                                                                                NON-STANDARDIZED AGGREGATE
PERIOD                                                                                                 TOTAL RETURN
---------------------------------------------------------------------------------------------  -----------------------------
April 1, 1993 (commencement of operations) through Dec. 31, 1997.............................               [16.37%]


The Fund's investment results will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund, so that current or past yield or total return figures should not be considered representative of what an investment in the Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing the Fund's investment results with those published for other investment companies and other investment vehicles. Investment results also should be considered relative to the risks associated with the investment objective and policies. The Fund's investment results will be calculated separately for Class A and Class B shares. The Fund will include performance data for both Class A and Class B shares of the Fund in any advertisement or information including performance data for the Fund.

                  Statement of Additional Information Page 24

                                AIM DOLLAR FUND


PERFORMANCE INFORMATION


Total return and yield figures for the Fund are neither fixed nor guaranteed, and the Fund's principal is not insured. Performance quotations reflect historical information and should not be considered representative of the Fund's performance for any period in the future. Performance is a function of a number of factors which can be expected to fluctuate. The Fund may provide performance information in reports, sales literature and advertisements. The Fund may also, from time to time, quote information about the Fund published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about the Fund. Such publications or media entities may include the following, among others:



Advertising Age
Barron's
Best's Review
Broker World
Business Week
Changing Times
Christian Science Monitor
CNBC
CNN
Consumer Reports


Economist
EuroMoney
FACS of the Week
Financial Planning


Financial Product News



Financial Services Week
Financial World


Forbes
Fortune
Global Finance
Hartford Courant Inc.
Insurance Forum
Institutional Investor
Insurance Week
Investor's Daily
Journal of the American


  Society of CLU & ChFC


Kiplinger Letter
Money



Mutual Fund Forecaster
Mutual Fund Magazine
Nation's Business
New York Times
PBS
Pension World
Pensions & Investments
Personal Investor
Philadelphia Inquirer
Smart Money
USA Today
U.S. News & World Report
Wall Street Journal
Washington Post



The Fund and AIM Distributors may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare the Fund with the following, or compare the Fund's performance to performance data of similar mutual funds as published in the following, among others:



Bank Rate National Monitor Index
Bear Stearns Foreign Bond Index
Bond Buyer Index
CDA/Wiesenberger Investment Company Services
  (data and mutual fund rankings and
  comparisons)
CNBC/Financial News Composite Index
COFI
Consumer Price Index
Datastream
Donoghue's
Dow Jones Industrial Average
EAFE Index
First Boston High Yield Index
Fitch (publications)
Ibbotson Associates International Bond Index
International Bank for Reconstruction and
  Development (publications)
International Finance Corporation Emerging
  Markets Database
International Financial Statistics
Lehman Bond Indices
Lipper Analytical Data Services, Inc. (data and mutual fund rankings and comparisons)


Micropal, Inc. (data and mutual fund rankings and comparisons)


Moody's Investors Service (publications)
Morgan Stanley Capital International All
  Country (AC) World Index
Morgan Stanley Capital International World
  Indices
Morningstar, Inc. (data and mutual fund rankings
  and comparisons)
NASDAQ
Organization for Economic Cooperation and
  Development (publications)
Salomon Brothers Global Telecommunications
  Index
Salomon Brothers World Government Bond
  Index-Non-U.S.
Salomon Brothers World Government Bond Index
Standard & Poor's (publications)
Standard & Poor's 500 Composite Stock Price
  Index
Stangar
Wilshire Associates
World Bank (publications and reports)
The World Bank Publication of Trends in
  Developing Countries
Worldscope


                  Statement of Additional Information Page 25

                                AIM DOLLAR FUND


The Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:



         10-year Treasuries
       30-year Treasuries
       30-day Treasury Bills



Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Fund or AIM Distributors. Advertising for the Fund may from time to time include discussions of general economic conditions and interest rates. Advertising for the Fund may also include reference to the use of the Fund as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for the Fund may disclose (i) the largest holdings in the Fund's portfolio, (ii) certain selling group members and/or (iii) certain institutional shareholders.



From time to time, the Fund's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning, and inflation.



Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.


                  Statement of Additional Information Page 26

                                AIM DOLLAR FUND

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

COMMERCIAL PAPER RATINGS
    S&P. "A-1" and "A-2" are the two highest commercial paper rating categories:

        A-1. This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

        A-2. Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

    MOODY'S. "Prime-1" and "Prime-2" are the two highest commercial paper rating categories.

        Prime-1. Issuers (or supporting institutions) assigned this highest rating have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

        Prime-2. Issuers (or supporting institutions) assigned this rating have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

BOND RATINGS
    S&P: Its ratings for high quality bonds are as follows:

        An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

        An obligation rated "AA" differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

    MOODY'S: Its ratings for high quality bonds are as follows:

        Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

NOTE RATINGS
    S&P: The SP-1 rating denotes a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

The SP-2 rating denotes a satisfactory capacity to pay principal and interest.

    MOODY'S: The MIG 1 designation denotes best quality. There is strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

The MIG 2 designation denotes high quality. Margins of protection are ample although not as large as in the preceding group.

                  Statement of Additional Information Page 27

                                AIM DOLLAR FUND

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


The audited financial statements of the Fund as of December 31, 1997 and for the fiscal year then ended, and the unaudited financial statements as of June 30, 1998 and for the six months then ended, appear on the following pages.


                  Statement of Additional Information Page 28

                                             STATEMENT OF ADDITIONAL INFORMATION



                            ADVISOR CLASS SHARES OF



                                AIM DOLLAR FUND



                (Series Portfolio of AIM Investment Portfolios)



                               11 Greenway Plaza


                                   Suite 100


                             Houston, TX 77046-1173


                                 (713) 626-1919


--------------------------------------------------------------------------------


        THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND


            IT SHOULD BE READ IN CONJUCTION WITH A PROSPECTUS OF THE


             ABOVE-NAMED FUND, A COPY OF WHICH MAY BE OBTAINED FREE


                OF CHARGE FROM AUTHORIZED DEALERS OR BY WRITING


                            A I M DISTRIBUTORS, INC.


                      P.O. BOX 4739, HOUSTON TX 77210-4739


                         OR BY CALLING (800) 347-4246.


--------------------------------------------------------------------------------


          STATEMENT OF ADDITIONAL INFORMATION DATED SEPTEMBER 8, 1998


                  RELATING TO THE AIM DOLLAR FUND PROSPECTUS,


                            DATED SEPTEMBER 8, 1998


--------------------------------------------------------------------------------

[LOGO]

                   Statement of Additional Information Page 1

--------------------------------------------------------------------------------

                               TABLE OF CONTENTS

--------------------------------------------------------------------------------


                                                                                                                           Page No.
                                                                                                                           --------
Introduction.............................................................................................................      3
Investment Objective and Policies........................................................................................      4
Investment Limitations...................................................................................................      6
Trustees and Executive Officers..........................................................................................      8
Control Persons and Principal Holders of Securities......................................................................     10
Management...............................................................................................................     11
Dividends and Taxes......................................................................................................     12
How to Purchase and Redeem Shares........................................................................................     13
Valuation of Fund Shares.................................................................................................     14
Execution of Portfolio Transactions......................................................................................     15
Additional Information...................................................................................................     16
Investment Results.......................................................................................................     17
Description of Debt Ratings..............................................................................................     21
Financial Statements.....................................................................................................     22


                   Statement of Additional Information Page 2

                                AIM DOLLAR FUND


                                  INTRODUCTION


--------------------------------------------------------------------------------


This Statement of Additional Information relates to the Advisor Class shares of AIM Dollar Fund (the "Fund"). The Fund is a diversified series of AIM Investment Portfolios (the "Trust"), a registered open-end management investment company organized as a Delaware business trust.



A I M Advisors, Inc. ("AIM") serves as the investment manager of and administrator for, and INVESCO (NY), Inc. (the "Sub-adviser") serves as the investment sub-adviser of and sub-administrator for, the Fund.



The Trust is a series mutual fund. The rules and regulations of the United States Securities and Exchange Commission (the "SEC") require all mutual funds to furnish prospective investors certain information concerning the activities of the fund being considered for investment. This information for the Fund is included in a Prospectus dated September 8, 1998. Additional copies of the Prospectuses and this Statement of Additional Information may be obtained without charge by writing the principal distributor of the Fund's shares, A I M Distributors, Inc. ("AIM Distributors"), P.O. Box 4739, Houston, TX 77210-4739 or by calling (800) 347-4246. Investors must receive a Prospectus before they invest.



This Statement of Additional Information is intended to furnish prospective investors with additional information concerning the Fund. Some of the information required to be in this Statement of Additional Information is also included in the Prospectus; and, in order to avoid repetition, reference will be made to sections of the Prospectus. Additionally, the Prospectus and this Statement of Additional Information omit certain information contained in the Registration Statement filed with the SEC. Copies of the Registration Statement, including items omitted from the Prospectus and this Statement of Additional Information, may be obtained from the SEC by paying the charges prescribed under its rules and regulations.



                      GENERAL INFORMATION ABOUT THE FUNDS



THE TRUST AND ITS SHARES


The Trust previously operated under the name AIM Investment Portfolios, Inc., which was organized as a Maryland corporation on July 13, 1981. The Trust was reorganized on September 4, 1998 as a Delaware business trust, and is registered with the SEC as a diversified open-end series management investment company. The Trust currently consists of a single portfolio, the AIM Dollar Fund. The Fund has three separate classes: Class A, Class B and Advisor Class shares. All historical financial and other information contained in this Statement of Additional Information for periods prior to September 4, 1998, is that of GT Global Dollar Fund. (renamed AIM Dollar Fund).



This Statement of Additional Information relates solely to the Advisor Class shares of the Fund.



The term "majority of the outstanding shares" of the Trust, of the Fund or of a particular class of the Fund means, respectively, the vote of the lesser of (a) 67% or more of the shares of the Trust, the Fund or such class present at a meeting of the Trust's shareholders, if the holders of more than 50% of the outstanding shares of the Trust, the Fund or such class are present or represented by proxy, or (b) more than 50% of the outstanding shares of the Trust, the Fund or such class.



Class A, Class B and Advisor Class shares of the Fund have equal rights and privileges. Each share of a particular class is entitled to one vote, to participate equally in dividends and distributions declared by the Trust's Board of Trustees with respect to the class of the Fund and, upon liquidation of the Fund, to participate proportionately in the net assets of the Fund allocable to such class remaining after satisfaction of outstanding liabilities of the Fund allocable to such class. Fund shares are fully paid, non-assessable and fully transferable when issued and have no preemptive rights and have such conversion and exchange rights as set forth in the Prospectus and this Statement of Additional Information. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.



Shareholders of the Fund do not have cumulative voting rights, and therefore the holders of more than 50% of the outstanding shares of the Fund voting together for election of trustees may elect all of the members of the Board of Trustees of the Trust. In such event, the remaining holders cannot elect any trustees of the Trust.


                   Statement of Additional Information Page 3

                                AIM DOLLAR FUND

                              INVESTMENT OBJECTIVE
                                  AND POLICIES

--------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of the Fund is maximum current income consistent with liquidity and conservation of capital. The Fund seeks its objective by investing in high quality, U.S. dollar-denominated money market instruments.

CHANGES IN A SECURITY'S RATING

Subsequent to the purchase of a security by the Fund, the security may cease to be rated or its rating may be reduced below the minimum rating required for its purchase, as described in the Prospectus. In such event the Fund, the Trust's Board of Trustees (the "Board") and the Sub-adviser will review the situation and take appropriate action in accordance with procedures adopted by the Board pursuant to Rule 2a-7 under the Investment Company Act of 1940, as amended (the "1940 Act").


VARIABLE AND FLOATING RATE OBLIGATIONS
Floating and variable rate demand notes and bonds are obligations ordinarily having stated maturities in excess of 13 months, but which permit the holder to demand payment of principal at any time, or at specified intervals not exceeding 13 months, in each case upon not more than 30 days' notice. The issuer of such obligations generally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligation plus accrued interest upon a specified number of days' notice to the holders thereof. The interest rates payable on certain securities in which the Fund may invest are not fixed and may fluctuate based upon changes in market rates. Variable and floating rate obligations have interest rates that are adjusted at designated intervals or whenever there are changes in the market rates of interest on which the interest rates are based. Variable and floating rate obligations permit the Fund to "lock in" the current interest rate for only the period until the next rate adjustment, but the rate adjustment feature tends to limit the extent to which the market value of the obligation will fluctuate.

BANKERS' ACCEPTANCES
Bankers' acceptances are negotiable obligations of a bank to pay a draft which has been drawn on it by a customer. These obligations are backed by large banks and usually are backed by goods in international trade.

CERTIFICATES OF DEPOSIT
Certificates of deposit are negotiable certificates representing a commercial bank's obligations to repay funds deposited with it, earning specified rates of interest over a given period of time.

COMMERCIAL PAPER
Commercial paper consists of short-term promissory notes issued by large corporations with a high quality rating to finance short-term credit needs.

U.S. GOVERNMENT OBLIGATIONS
U.S. government obligations are debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. However, not all U.S. government obligations are backed by the full faith and credit of the United States. For example, securities issued by the Federal National Mortgage Association, the Federal Home Loan Mortgage Corporation and the Tennessee Valley Authority are supported only by the credit of the issuer. There is no guarantee that the U.S. government will provide support to such U.S. government sponsored agencies, as it is not so obligated by law. Therefore, the purchase of such securities involves more risk than investment in other U.S. government obligations.

REPURCHASE AGREEMENTS
A repurchase agreement is a transaction in which the Fund purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to the bank or dealer, an agreed-upon price, date and market rate of interest unrelated to coupon rate or maturity of the purchased security. Although repurchase agreements carry certain risks not associated with direct investments in securities, including possible decline in the market value of the underlying securities and delays and costs to the Fund if the other party to the repurchase agreement becomes bankrupt, the Fund intends to enter into repurchase agreements only with banks and dealers believed by the Sub-adviser to present

                   Statement of Additional Information Page 4

                                AIM DOLLAR FUND
minimal credit risks in accordance with guidelines established by the Board. The Sub-adviser will review and monitor the creditworthiness of such institutions under the Board's general supervision.

The Fund will invest only in repurchase agreements collateralized at all times in an amount at least equal to the repurchase price plus accrued interest. To the extent that the proceeds from any sale of such collateral upon a default in the obligation to repurchase were less than the repurchase price, the Fund would suffer a loss. If the financial institution which is party to the repurchase agreement petitions for bankruptcy or otherwise becomes subject to bankruptcy or other liquidation proceedings, there may be restrictions on the Fund's ability to sell the collateral and the Fund could suffer a loss. However, with respect to financial institutions whose bankruptcy or liquidation proceedings are subject to the U.S. Bankruptcy Code, the Fund intends to comply with provisions under that code that would allow the immediate resale of such collateral. There is no limitation on the amount of the Fund's assets that may be subject to repurchase agreements at any given time. The Fund will not enter into a repurchase agreement with a maturity of more than seven days if, as a result, more than 10% of the value of its net assets would be invested in such repurchase agreements and other illiquid investments.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS
The Fund may buy and sell securities on a when-issued or delayed delivery basis, with payment and delivery taking place at a future date. The market value of securities purchased in this way may change before the delivery date, which could increase fluctuations in the Fund's yield. Ordinarily, the Fund will not earn interest on securities purchased until they are delivered.

ILLIQUID SECURITIES
The Fund will not invest more than 10% of its net assets in illiquid securities. The term "illiquid securities" for this purpose means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities and includes, among other things, repurchase agreements maturing in more than seven days, and restricted securities other than those the Sub-adviser has determined to be liquid pursuant to guidelines established by the Board. Commercial paper issues in which the Fund may invest include securities issued by major corporations without registration under the Securities Act of 1933, as amended (the "1933 Act"), in reliance on the exemption from such registration afforded by Section 3(a)(3) thereof and commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws in that any resale must similarly be made in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of investment dealers who make a market in Section 4(2) paper, thus providing liquidity.

Not all restricted securities are illiquid. In recent years a large institutional market has developed for certain securities that are not registered under the 1933 Act, including private placements, repurchase agreements, commercial paper, foreign securities and corporate bonds and notes. These instruments are often restricted securities because the securities are sold in transactions not requiring registration. Institutional investors generally will not seek to sell these instruments to the general public, but instead will often depend either on an efficient institutional market in which such unregistered securities can be readily resold on or an issuer's ability to honor a demand for repayment. Therefore, the fact that there are contractual or legal restrictions on resale to the general public or certain institutions is not dispositive of the liquidity of such investments.

Rule 144A under the 1933 Act establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities have developed as a result of Rule 144A, providing both readily ascertainable values for restricted securities and the ability to liquidate an investment to satisfy share redemption orders. Such markets include automated systems for the trading, clearance and settlement of unregistered securities, such as the PORTAL System sponsored by the National Association of Securities Dealers, Inc. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible restricted securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund might be unable to dispose of such securities promptly or at favorable prices.

With respect to liquidity determinations generally, the Board has the ultimate responsibility for determining whether specific securities, including restricted securities pursuant to Rule 144A under the 1933 Act, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity to the Sub-adviser, in accordance with procedures approved by the Board. The Sub-adviser takes into account a number of factors in reaching liquidity decisions, including (1) the frequency of trading in the security; (2) the number of dealers that make quotes for the security; (3) the number of dealers that have undertaken to make a market in the security; (4) the number of other potential purchasers; and (5) the nature of the security and how trading is effected (E.G., the time needed to sell the security, how offers are

                   Statement of Additional Information Page 5

                                AIM DOLLAR FUND
solicited and the mechanics of transfer). The Sub-adviser monitors the liquidity of securities held by the Fund and periodically reports such determinations to the Board as applicable. If the liquidity percentage restriction of the Fund is satisfied at the time of investment, a later increase in the percentage of illiquid securities held by the Fund resulting from a change in market value or assets will not constitute a violation of that restriction. If as a result of a change in market value or assets, the percentage of illiquid securities held by the Fund increases above the applicable limit, the Sub-adviser will take appropriate steps to bring the aggregate amount of illiquid assets back within the prescribed limitations as soon as reasonably practicable, taking into account the effect of any disposition on the Fund.

--------------------------------------------------------------------------------

                             INVESTMENT LIMITATIONS

--------------------------------------------------------------------------------


The Fund has adopted the following investment limitations as fundamental policies that may not be changed without approval by the affirmative vote of a majority of the outstanding shares of the Fund. The Fund may not:


        (1) Purchase securities of any one issuer if, as a result, more than 5% of the Fund's total assets would be invested in securities of that issuer or the Fund would own or hold more than 10% of the outstanding voting securities of that issuer, except that up to 25% of the Fund's total assets may be invested without regard to this limitation, and except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities or to securities issued by other investment companies;

        (2) Issue senior securities or borrow money, except as permitted under the 1940 Act and then not in excess of 33 1/3% of the Fund's total assets (including the amount borrowed but reduced by any liabilities not constituting borrowings) at the time of the borrowing, except that the Fund may borrow up to an additional 5% of its total assets (not including the amount borrowed) for temporary or emergency purposes;

        (3) Engage in the business of underwriting securities of other issuers, except to the extent that the Fund might be considered an underwriter under the federal securities laws in connection with its disposition of portfolio securities;

        (4) Purchase or sell real estate, except that investments in securities of issuers that invest in real estate and investments in mortgage-backed securities, mortgage participations or other instruments supported by interests in real estate are not subject to this limitation, and except that the Fund may exercise rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner;

        (5) Make loans, except through loans of portfolio securities or through repurchase agreements, provided that for purposes of this limitation, the acquisition of bonds, debentures, other debt securities or instruments, or participations or other interests therein and investments in government obligations, commercial paper, certificates of deposit, bankers' acceptances or similar instruments will not be considered the making of a loan;

        (6) Purchase or sell physical commodities, but the Fund may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

        (7) Purchase any security if, as a result of that purchase, 25% or more of the Fund's total assets would be invested in securities of issuers having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

Notwithstanding any other investment policy of the Fund, the Fund may invest all of its investable assets (cash, securities and receivables related to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Fund.


For purposes of the concentration policy contained in limitation (7), above, the Fund intends to comply with the SEC staff position that securities issued or guaranteed as to principal and interest by any single foreign government are considered to be securities of issuers in the same industry.


                   Statement of Additional Information Page 6

                                AIM DOLLAR FUND

If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage resulting from a change in values or assets will not constitute a violation of that restriction.


The following investment policies of the Fund are not fundamental policies and may be changed by vote of the Trust's Board of Trustees without shareholder approval. The Fund may not:


        (1) Invest more than 10% of its net assets in illiquid securities;

        (2) Purchase securities on margin, provided that the Fund may obtain short-term credits as may be necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments; or

        (3) Mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

                   Statement of Additional Information Page 7

                                AIM DOLLAR FUND


                             TRUSTEES AND EXECUTIVE
                                    OFFICERS


--------------------------------------------------------------------------------


The Trust's Trustees and Executive Officers are listed below. Unless otherwise indicated, the address of each Executive Officer is 11 Greenway Plaza, Suite 100, Houston, Texas 77046.



NAME, POSITION(S) WITH THE        PRINCIPAL OCCUPATIONS AND BUSINESS
TRUST AND ADDRESS                 EXPERIENCE FOR PAST 5 YEARS
--------------------------------  ------------------------------------------------------------------------
William J. Guilfoyle*, 40         President, GT Global, Inc. since 1995; Director, GT Global since 1991;
Trustee, Chairman of the Board    Senior Vice President and Director of Sales and Marketing, GT Global
and President                     from May 1992 to April 1995; Director, Liechtenstein Global Trust AG
50 California Street              (holding company of the various international LGT companies) Advisory
San Francisco, CA 94111           Board from January 1996 to May 1998; Director, G.T. Global Insurance
                                  Agency ("G.T. Insurance") since 1996; President and Chief Executive
                                  Officer, G.T. Insurance since 1995; Senior Vice President and Director,
                                  Sales and Marketing, G.T. Insurance from April 1995 to November 1995;
                                  Senior Vice President, Retail Marketing, G.T. Insurance from 1992 to
                                  1993; and Trustee, each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the
                                  Sub-adviser.

C. Derek Anderson, 57             President, Plantagenet Capital Management, LLC (an investment
Trustee                           partnership); Chief Executive Officer, Plantagenet Holdings, Ltd. (an
220 Sansome Street                investment banking firm); Director, Anderson Capital Management, Inc.
Suite 400                         since 1988; Director, PremiumWear, Inc. (formerly Munsingwear, Inc.)(a
San Francisco, CA 94104           casual apparel company); Director, "R" Homes, Inc. and various other companies; and Trustee, each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.

Frank S. Bayley, 58               Partner, law firm of Baker & McKenzie; Director and Chairman, C.D.
Trustee                           Stimson Company (a private investment company); and Trustee, each of the
Two Embarcadero Center            other investment companies registered under the 1940 Act that is
Suite 2400                        sub-advised or sub- administered by the Sub-adviser.
San Francisco, CA 94111

Arthur C. Patterson, 54           Managing Partner, Accel Partners (a venture capital firm); Director,
Trustee                           Viasoft and PageMart, Inc. (both public software companies) and several
428 University Avenue             other privately held software and communications companies; and Trustee,
Palo Alto, CA 94301               each of the other investment companies registered under the 1940 Act that is sub-advised or sub-administered by the Sub-adviser.

Ruth H. Quigley, 63               Private investor; President from 1984 to 1986; and Quigley Friedlander &
Trustee                           Co., Inc. (a financial advisory services firm) from 1984 to 1986; and
1055 California Street            Trustee, each of the other investment companies registered under the
San Francisco, CA 94108           1940 Act that is sub-advised or sub-administered by the Sub-adviser.


--------------

* Mr. Guilfoyle is an "interested person" of the Trust as defined by the 1940 Act due to his affiliation with the Sub-adviser.


                   Statement of Additional Information Page 8

                                AIM DOLLAR FUND


NAME, POSITION(S) WITH THE        PRINCIPAL OCCUPATIONS AND BUSINESS
TRUST AND ADDRESS                 EXPERIENCE FOR PAST 5 YEARS
--------------------------------  ------------------------------------------------------------------------

John J. Arthur+, 53               Director, Senior Vice President and Treasurer, A I M Advisors, Inc.;
Vice President                    Vice President and Treasurer, A I M Management Group Inc., A I M Capital
                                  Management, Inc., A I M Distributors, Inc., A I M Fund Services, Inc.
                                  and Fund Management Company.

Kenneth W. Chancey, 53            Senior Vice President -- Mutual Fund Accounting, the Sub-adviser since
Vice President and                1997; Vice President -- Mutual Fund Accounting, the Sub-adviser from
Principal Accounting Officer      1992 to 1997.
50 California Street
San Francisco, CA 94111

Melville B. Cox, 54               Vice President and Chief Compliance Officer, A I M Advisors, Inc., A I M
Vice President                    Capital Management, Inc., A I M Distributors, Inc., A I M Fund Services,
                                  Inc. and Fund Management Company.

Gary T. Crum, 50                  Director and President, A I M Capital Management, Inc.; Director and
Vice President                    Senior Vice President, A I M Management Group Inc. and A I M Advisors,
                                  Inc.; and Director, A I M Distributors, Inc. and AMVESCAP PLC.

Robert H. Graham, 51              Director, President and Chief Executive Officer, A I M Management Group
Vice President                    Inc.; Director and President, A I M Advisors, Inc.; Director and Senior
                                  Vice President, A I M Capital Management, Inc., A I M Distributors,
                                  Inc., A I M Fund Services, Inc. and Fund Management Company; and
                                  Director, AMVESCAP PLC.

Helge K. Lee, 52                  Chief Legal and Compliance Officer -- North America, the Sub-adviser
Vice President and Secretary      since October 1997; Secretary and Chief Legal and Compliance Officer,
50 California Street              INVESCO (NY) Asset Management, Inc., INVESCO (NY), Inc., GT Global
San Francisco, CA 94111           Investor Services, Inc. and G.T. Insurance since August 1997; Secretary and Chief Legal and Compliance Officer, GT Global from August 1997 to
                                  April 1998; Executive Vice President of the Asset Management Division of
                                  Liechtenstein Global Trust AG, from October 1996 to May 1998; Senior
                                  Vice President, General Counsel and Secretary of INVESCO (NY) Asset
                                  Management, Inc., INVESCO (NY), Inc., GT Global, GT Global Investor
                                  Services, Inc. and G.T. Insurance from May 1994 to October 1996; and
                                  Senior Vice President, General Counsel and Secretary of
                                  Strong/Corneliuson Management, Inc. and Secretary of each of the Strong
                                  Funds from October 1991 to May 1994.

Carol F. Relihan+, 43             Director, Senior Vice President, General Counsel and Secretary, A I M
Vice President                    Advisors, Inc.; Vice President, General Counsel and Secretary, A I M
                                  Management Group Inc.; Director, Vice President and General Counsel,
                                  Fund Management Company; Vice President and General Counsel, A I M Fund
                                  Services, Inc.; and Vice President, A I M Capital Management, Inc. and A
                                  I M Distributors, Inc.

Dana R. Sutton, 39                Vice President and Fund Controller, A I M Advisors, Inc.; and Assistant
Vice President and Assistant      Vice President and Assistant Treasurer, Fund Management Company.
Treasurer


------------------
+ Mr. Arthur and Ms. Relihan are married to each other.

                   Statement of Additional Information Page 9

                                AIM DOLLAR FUND


The Board of Trustees has a Nominating and Audit Committee, comprised of Miss Quigley and Messrs. Anderson, Bayley and Patterson, which is responsible for nominating persons to serve as Trustees, reviewing audits of the Trust and recommending firms to serve as independent auditors of the Trust. Each of the Trustees and Officers of the Trust is also a Trustee and Officer of AIM Investment Funds, AIM Floating Rate Fund, AIM Growth Series, AIM Series Trust, AIM Eastern Europe Fund, GT Global Variable Investment Trust, GT Global Variable Investment Series, Global High Income Portfolio, Growth Portfolio, Floating Rate Portfolio and Global Investment Portfolio which also are registered investment companies advised by AIM and sub-advised by the Sub-adviser or an affiliate thereof. All of the Trust's Trustees also serve as directors or trustees of some or all of the other investment companies managed, administered or advised by AIM. All of the Trust's executive officers hold similar offices with some or all of the other investment companies managed, administered or advised by AIM. Each Trustee who is not a trustee, officer or employee of the Sub-adviser or any affiliated company is paid aggregate fees of $5,000 a year, plus $300 per Fund for each meeting of the Board attended, and reimbursed travel and other expenses incurred in connection with attendance at such meetings. Other Trustees and Officers receive no compensation or expense reimbursement from the Trust. For the fiscal year ended December 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not trustees, officers or employees of the Sub-adviser or any affiliated company, received total compensation of $3,588, $3,716, $3,100 and $3,409, respectively, from the Trust for their services as Trustees. For the fiscal year ended December 31, 1997, Mr. Anderson, Mr. Bayley, Mr. Patterson and Miss Quigley, who are not directors, officers or employees of the Sub-adviser or any other affiliated company received total compensation of $103,654, $106,556, $89,700 and $98,038, respectively, from the investment companies managed or administered by AIM and sub-advised or sub-administered by the Sub-adviser for which he or she serves as a Trustee. Fees and expenses disbursed to the Trustees contained no accrued or payable pension or retirement benefits. As of June 26, 1998, the Officers and Trustees and their families as a group owned in the aggregate beneficially or of record less than 1% of the outstanding shares of the Fund.


--------------------------------------------------------------------------------


                              CONTROL PERSONS AND
                        PRINCIPAL HOLDERS OF SECURITIES


--------------------------------------------------------------------------------

To the best knowledge of the Trust, the names and addresses of the holders of 5% or more of the outstanding shares of any class of the Fund's equity securities as of June 26, 1998, and the percentage of the outstanding shares held by such holders are set forth below:



                                                                                         PERCENT
                                                                            PERCENT      OWNED OF
                                                                            OWNED OF    RECORD AND
AIM DOLLAR FUND                                NAME AND ADDRESS OF OWNER    RECORD*    BENEFICIALLY
---------------------------------------------  ---------------------------  --------   ------------
Class A                                        Bear Stearns Securities        8.18%        -0-
                                               Corp.
                                               FBO 101-40029-2Y
                                               One Metrotech Center
                                               Brooklyn, New York
                                               11201-3870
                                               Merrill Lynch, Pierce,         7.87%        -0-
                                               Fenner & Smith
                                               141 W. Jackson Boulevard
                                               Suite 290
                                               Chicago, Illinois
                                               60604-2904
                                               Bear Stearns Securities        7.02%        -0-
                                               Corp.
                                               FBO 102-06578-29
                                               One Metrotech Center
                                               Brooklyn, New York
                                               11201-3870
Advisor Class                                  G.T. Capital Holdings, Inc.   10.67%        -0-
                                               SERP Deferred Compensation
                                               50 California Street 27th
                                               Floor
                                               San Francisco, California
                                               94111-4624
                                               Attn: Ellen Hoke


--------------

* The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.


                  Statement of Additional Information Page 10

                                AIM DOLLAR FUND

                                   MANAGEMENT

--------------------------------------------------------------------------------


INVESTMENT MANAGEMENT AND ADMINISTRATION SERVICES


AIM serves as the Fund's investment manager and administrator under an investment management and administration contract between the Trust and AIM ("Management Contract"). The Sub-adviser serves as the sub-adviser and sub-administrator to the Fund under a sub-advisory and sub-administration contract between AIM and the Sub-adviser ("Sub-Management Contract," and together with the Management Contract, the "Management Contracts"). As investment managers and administrators, AIM and the Sub-adviser make all investment decisions for the Fund and administer the Fund's affairs. Among other things, AIM and the Sub-adviser furnish the services and pay the compensation and travel expenses of persons who perform the executive, administrative, clerical and bookkeeping functions of the Trust and the Fund, and provide suitable office space, necessary small office equipment and utilities.



The Management Contracts may be renewed for one-year terms with respect to the Fund, provided that any such renewal has been specifically approved at least annually by: (i) the Board, or by the vote of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act), and (ii) a majority of Trustees who are not parties to the Management Contracts or "interested persons" of any such party (as defined in the 1940 Act), cast in person at a meeting called for the specific purpose of voting on such approval. Either the Trust or each of AIM or the Sub-adviser may terminate the Management Contracts without penalty upon sixty days' written notice to the other party. The Management Contracts terminate automatically in the event of their assignment (as defined in the 1940 Act).


For the fiscal years ended December 31, 1997, 1996 and 1995, the Fund paid investment management and administration fees to the Sub-adviser in the amounts of $1,384,735, $1,808,976 and $1,665,299, respectively. During the fiscal years ended December 31, 1997 and 1996, the Sub-adviser reimbursed the Fund for a portion of its investment management and administration fees in the amounts of $88,707 and $173,045, respectively. No such reimbursements were made during the fiscal year ended December 31, 1995.

DISTRIBUTION SERVICES

The Fund's Advisor Class are offered continuously through the Fund's principal underwriter and distributor, AIM Distributors, on a "best efforts" basis pursuant to a distribution contract between the Trust and AIM Distributors without a front-end sales charge or a contingent deferred sales charge.


TRANSFER AGENCY AND ACCOUNTING AGENCY SERVICES

The Transfer Agency and Service Agreement between the Trust and A I M Fund Services, Inc. ("AFS"), a registered transfer agent and wholly-owned subsidiary of AIM, provides that AFS will perform certain shareholder services for the Fund for a fee per account serviced. The Transfer Agency and Service Agreement provides that AFS will receive a per account fee plus out-of-pocket expenses to process orders for purchases, redemptions and exchanges of shares; prepare and transmit payments for dividends and distributions declared by the Fund; maintain shareholder accounts and provide shareholders with information regarding the Fund and its accounts. The Transfer Agency and Service Agreement became effective on September 8, 1998. The Sub-adviser also serves as the Fund's pricing and accounting agent. For the fiscal years ended December 31, 1997, 1996 and 1995, the accounting services fees for the Fund were $69,517, $90,682 and $86,710, respectively.


EXPENSES OF THE FUND

The Fund pays all expenses not assumed by AIM, the Sub-adviser, AIM Distributors and other agents. These expenses include, in addition to the advisory, administration, distribution, transfer agency, pricing and accounting agency and brokerage fees discussed above, legal and audit expenses, custodian fees, trustees' fees, organizational fees, fidelity bond and other insurance premiums, taxes, extraordinary expenses and the expenses of reports and prospectuses sent to existing investors. The allocation of general Trust expenses and expenses shared among the Fund and other funds organized as series of the Trust are allocated on a basis deemed fair and equitable, which may be based on the relative net assets of the Fund or the nature of the services performed and relative applicability to the Fund. Expenditures, including costs incurred in connection with the purchase or sale of portfolio securities, which are capitalized in accordance with generally accepted accounting principles applicable to investment companies, are accounted for as capital items and not as expenses.


                  Statement of Additional Information Page 11

                                AIM DOLLAR FUND

                              DIVIDENDS AND TAXES

--------------------------------------------------------------------------------

DAILY INCOME DIVIDENDS
Net investment income and any realized net short-term capital gain are determined and declared as a dividend each day. Each such dividend is payable to shareholders as of the close of business on that day. Orders to purchase Fund shares are executed on the business day on which Federal Funds, i.e., monies held on deposit at a Federal Reserve Bank, become available. Shares begin accruing dividends on the day following the date of purchase. Shares are entitled to the dividend declared on the day a redemption request is received by the Transfer Agent. Dividends are automatically reinvested in Advisor Class shares of the Fund on the last Business Day of the month, at net asset value, unless a shareholder otherwise instructs the Transfer Agent in writing. A shareholder that does so will be mailed a check in the amount of each dividend. For the purpose of calculating dividends, daily net investment income of the Fund consists of (a) all interest income accrued on investments (including any discount or premium ratably accrued or amortized, respectively, to the date of maturity or determined in such other manner the Fund chooses in accordance with generally accepted accounting principles), (b) minus all accrued liabilities, including interest, taxes and other expense items, and reserves for contingent or undetermined liabilities, all determined in accordance with those principles,
(c) plus or minus all realized gains or losses on investments, if any.

TAXES -- GENERAL
To continue to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"), the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting of net investment income and any net short-term capital gain) and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities; and (2) the Fund must diversify its holdings so that, at the close of each quarter of its taxable year, (i) at least 50% of the value of its total assets is represented by cash and cash items, U.S. government securities and other securities limited, with respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. government securities).

The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income for that year and capital gain net income, if any, for the one-year period ending on October 31 of that year, plus certain other amounts.

Dividends from the Fund's investment company taxable income are taxable to its shareholders as ordinary income. The Fund does not expect to receive any dividend income from U.S. corporations, which means that no part of the dividends from the Fund will be eligible for the dividends-received deduction allowed to corporations. Dividends will be taxed for federal income tax purposes in the same manner whether they are received in cash or reinvested in additional Fund shares.

NON-U.S. SHAREHOLDERS
Dividends paid by the Fund to a shareholder who, as to the United States, is a nonresident alien individual, nonresident alien fiduciary of a trust or estate, foreign corporation or foreign partnership (a "foreign shareholder") will be subject to U.S. withholding tax (at a rate of 30% or lower treaty rate). Withholding will not apply if a dividend paid by the Fund to a foreign shareholder is "effectively connected with the conduct of a U.S. trade or business," in which case the reporting and withholding requirements applicable to domestic shareholders will apply.

The foregoing is a general and abbreviated summary of certain federal tax considerations affecting the Fund and its shareholders. Investors are urged to consult their own tax advisers for more detailed information and for information regarding any foreign, state and local taxes applicable to an investment in the Fund.

                  Statement of Additional Information Page 12

                                AIM DOLLAR FUND


                       HOW TO PURCHASE AND REDEEM SHARES


--------------------------------------------------------------------------------


A complete description of the manner in which shares of the Fund may be purchased appears in the Fund's Prospectus under the headings "How to Purchase Shares," "Terms and Conditions of Purchase of the AIM Funds" and "Special Plans."



For purposes of a Letter of Intent entered into prior to June 1, 1998, any registered investment adviser, trust company or bank trust department which exercises investment discretion and which intends within thirteen months to invest $500,000 or more can be treated as a single purchaser, provided further that such entity places all purchases and redemption orders. Such entities should be prepared to establish their qualifications for such treatment.



Complete information concerning the method of exchanging shares of the Fund for shares of the other AIM Funds is set forth in the Prospectus under the heading "Exchange Privilege."



Information concerning redemption of the Fund's shares is set forth in the Prospectus under the heading "How to Redeem Shares." In addition to the Fund's obligation to redeem shares, AIM Distributors may also repurchase shares as an accommodation to shareholders. To effect a repurchase, those dealers who have executed Selected Dealer Agreements with AIM Distributors must phone orders to the order desk of the Fund at (800) 959-4246 and guarantee delivery of all required documents in good order. A repurchase is effected at the net asset value per share of the Fund next determined after the repurchase order is received. Such an arrangement is subject to timely receipt by A I M Fund Services, Inc., the Fund's transfer agent, of all required documents in good order. If such documents are not received within a reasonable time after the order is placed, the order is subject to cancellation. While there is no charge imposed by a Fund or by AIM Distributors (other than any applicable contingent deferred sales charge) when shares are redeemed or repurchased, dealers may charge a fair service fee for handling the transaction.



The right of redemption may be suspended or the date of payment postponed when
(a) trading on the New York Stock Exchange ("NYSE") is restricted, as determined by applicable rules and regulations of the SEC, (b) the NYSE is closed for other than customary weekend and holiday closings, (c) the SEC has by order permitted such suspension, or (d) an emergency as determined by the SEC exists making disposition of portfolio securities or the valuation of the net assets of a Fund not reasonably practicable.



The Fund's net asset value is calculated by dividing the number of outstanding shares into the net assets of the Fund. Net assets are the excess of the Fund's assets over its liabilities. A more detailed description of how the Fund's net asset value is calculated appears in the Prospectus under the heading "Determination of Net Asset Value."



                     PROGRAMS AND SERVICES FOR SHAREHOLDERS



The Fund provides certain services for shareholders and certain investment or redemption programs. See "Exchange Privilege" and "How to Redeem Shares" in the Prospectus. All inquiries concerning these programs should be made directly to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, toll free at (800) 959-4246.



DIVIDEND ORDER


Dividends may be paid to someone other than the registered owner, or sent to an address other than the address of record. (Please note that signature guarantees are required to effect this option.) An investor also may direct that his or her dividends be invested in one of the other AIM Funds and there is no sales charge for these investments; initial investment minimums apply. See "Dividends, Distributions and Tax Matters -- Dividends and Distributions" in the Prospectus. To effect this option, please contact your authorized dealer. For more information concerning AIM Funds other than the Fund, please obtain a current prospectus by contacting your authorized dealer, by writing to A I M Fund Services, Inc., P.O. Box 4739, Houston, Texas 77210-4739, or by calling toll free (800) 959-4246.


                  Statement of Additional Information Page 13

                                AIM DOLLAR FUND

                            VALUATION OF FUND SHARES

--------------------------------------------------------------------------------


The net asset value per share of the Fund is determined daily as of 12:00 noon and the close of trading on the NYSE (generally 4:00 p.m. Eastern time) on each business day of the Fund. In the event the NYSE closes early (i.e., before 4:00 p.m. Eastern time) on a particular day, the net asset value of a Fund is determined as of the close of the NYSE on such day. Net asset value per share is determined by dividing the value of the Fund's securities, cash and other assets (including interest accrued but not collected) attributable to a particular class, less all its liabilities (including accrued expenses and dividends payable) attributable to that class, by the number of shares outstanding of that class and rounding the resulting per share net asset value to the nearest one cent. Determination of the net asset value per share is made in accordance with generally accepted accounting principles.



The securities of the Fund are valued on the basis of amortized cost. This method values a security at its cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if the security were sold. During such periods, the daily yield on shares of the Fund computed as described under "Performance Information" may differ somewhat from an identical computation made by another investment company with identical investments utilizing available indications as to the market value of its portfolio securities.



The valuation of portfolio instruments based upon their amortized cost and the concomitant maintenance of the net asset value per share of $1.00 for the Fund is permitted in accordance with applicable rules and regulations of the SEC which require the Fund to adhere to certain conditions. These rules require, among other things, that the Fund maintain a dollar-weighted average portfolio maturity of 90 days or less, purchase only instruments having remaining maturities of 397 calendar days or less and invest only in securities determined by the Board of Trustees to be "Eligible Securities" (as defined in Rule 2a-7 under the 1940 Act) and to present minimal credit risk to the Fund.



The Board of Trustees is required to establish procedures designed to stabilize, to the extent reasonably practicable, the Fund's price per share at $1.00, as computed for the purpose of sales and redemptions. Such procedures include review of the Fund's holdings by the Board of Trustees at such intervals as they may deem appropriate, to determine whether the net asset value calculated by using available market quotations or other reputable sources for the Fund deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing holders of the Fund's shares. In the event the Board of Trustees determines that such a deviation exists for the Fund, it will take such corrective action as the Board of Trustees deems necessary and appropriate with respect to the Fund, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten the average portfolio maturity; the withholding of dividends; redemption of shares in kind; or the establishment of a net asset value per share by using available market quotations.



The Fund intends to comply with any amendments made to Rule 2a-7 which may require corresponding changes in the Fund's procedures which are designed to stabilize the Fund's price per share at $1.00.


                  Statement of Additional Information Page 14

                                AIM DOLLAR FUND

                             EXECUTION OF PORTFOLIO
                                  TRANSACTIONS

--------------------------------------------------------------------------------

Subject to policies established by the Board, the Sub-adviser is responsible for the execution of the Fund's portfolio transactions and the selection of broker/dealers who execute such transactions on behalf of the Fund. Purchases and sales of money market instruments by the Fund generally are made on a principal basis, in which the dealer through whom the trade is executed retains a "spread" as compensation. The spread is the difference in the price at which the dealer buys or sells the instrument to the Fund and the price which the dealer is able to resell or at which the dealer originally purchased, respectively, the instrument. In executing transactions, the Sub-adviser seeks the best net results for the Fund, taking into account such factors as the price (including the applicable dealer spread), size of the order, difficulty of execution and operational facilities of the firm involved. Although the Sub-adviser generally seeks reasonably competitive spreads, payment of the lowest spread is not necessarily consistent with the best net results. The Fund has no obligation to deal with any broker/dealer or group of broker/dealers in the execution of portfolio transactions.

Investment decisions for the Fund and for other investment accounts managed by the Sub-adviser are made independently of each other in light of differing conditions. However, the same investment decision occasionally may be made for two or more of such accounts, including the Fund. In such cases, simultaneous transactions may occur. Purchases or sales are then allocated as to price or amount in a manner deemed fair and equitable to all accounts involved. While in some cases this practice could have a detrimental effect upon the price or value of the security as far as the Fund is concerned, in other cases the Sub-adviser believes that coordination and the ability to participate in volume transactions will be beneficial to the Fund.

Under a policy adopted by the Board and subject to the policy of obtaining the best net results, the Sub-adviser may consider a broker/dealer's sale of the shares of the Fund and the other funds for which AIM or the Sub-adviser serves as investment manager and/or administrator in selecting broker/dealers for the execution of portfolio transactions. This policy does not imply a commitment to execute portfolio transactions through all broker/dealers that sell shares of the Fund and such other funds.

                  Statement of Additional Information Page 15

                                AIM DOLLAR FUND

                             ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

AIM was organized in 1976, and along with its subsidiaries, manages or advises approximately 90 investment company portfolios encompassing a broad range of investment objectives. AIM is a direct, wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"), a holding company that has been engaged in the financial services business since 1976. AIM is the sole shareholder of the Funds' principal underwriter, AIM Distributors. AIM Management is an indirect wholly owned subsidiary of AMVESCAP PLC, 11 Devonshire Square, London, EC2M 4YR, England. AMVESCAP PLC and its subsidiaries are an independent investment management group that has a significant presence in the institutional and retail segment of the investment management industry in North America and Europe, and a growing presence in Asia.

CUSTODIAN
State Street Bank and Trust Company ("State Street"), 225 Franklin Street, Boston, MA 02110, acts as custodian of the Fund's assets. State Street is authorized to establish and has established separate accounts in foreign currencies and to cause securities of the Fund to be held in separate accounts outside the United States in the custody of non-U.S. banks.

INDEPENDENT ACCOUNTANTS

The Fund's independent accountants are                         ,
                        conducts annual audits of the Fund's financial statements, assists in the preparation of the Fund's federal and state income tax returns and consults with the Trust and the Fund as to matters of accounting, regulatory filings, and federal and state income taxation.



The financial statements of the Trust included in this Statement of Additional
Information have been audited by                         , as stated in their
opinion appearing herein, and are included in reliance upon such opinion given upon the authority of that firm as experts in accounting and auditing.



SHAREHOLDER LIABILITY


Under Delaware law, the shareholders of the Trust enjoy the same limitations extended to shareholders of private, for-profit corporations. There is a remote possibility, however, that under certain circumstances shareholders of the Trust may be held personally liable for the Trust's obligations. However, the Trust Agreement disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or a trustee. The Trust Agreement provides for indemnification from the Trust property for all losses and expenses of any shareholder held personally liable for the Trust's obligations. Thus, the risk of a shareholder incurring financial loss on account of such liability is limited to circumstances in which the Trust itself would be unable to meet its obligations and where the other party was held not to be bound by the disclaimer.


NAME
Prior to May 29, 1998, the Fund operated under the name of GT Global Dollar
Fund.

                  Statement of Additional Information Page 16

                                AIM DOLLAR FUND

                               INVESTMENT RESULTS

--------------------------------------------------------------------------------

The Fund may, from time to time, provide yield information or comparisons of its yield to various averages including data from Lipper Analytical Services, Inc., Bank Rate Monitor-TM-, IBC/Donaghue's Money Fund Report, MONEY Magazine, and other industry publications, in advertisements or in reports furnished to current or prospective shareholders.

The Fund calculates its yield for its shares daily, based upon the seven days ending on the day of the calculation, called the "base period." The yield is computed by determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change, excluding capital changes, but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by (365/7). The Fund's effective yield is computed by compounding the unannualized base period return by adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.

For the seven-day period ended December 31, 1997, the Fund's Class A share yield was 4.55% and effective yield was 4.66%. The seven-day and effective yields are calculated as follows:

Assumptions:

Value of hypothetical pre-existing account with exactly one share
  at the beginning of the period:...........................................          $1.000000000
Value of same account* (excluding capital changes) at the end
  of the seven-day period ending Dec. 31, 1997:.............................          $1.000873532

--------------
* Value includes additional shares acquired with dividends paid on the original shares.

Calculation:

    Ending account value:....................  $ 1.000873532
    Less beginning account value:............  $ 1.000000000
    Net change in account value:.............  $  .000873532

       Seven-day yield = $.000873532 x 365/7 = 4.55%
   Effective yield** = [1 + .000873532] 365/7 -1 = 4.66%

--------------
**  The effective yield assumes a year's compounding of the seven-day yield.

For the seven-day period ended December 31, 1997, the Fund's Advisor Class share yield was 4.55% and effective yield was 4.66%. The seven-day and effective yields are calculated as follows:

Assumptions:

Value of hypothetical pre-existing account with exactly one share
  at the beginning of the period:...........................................          $1.000000000
Value of same account* (excluding capital changes) at the end
  of the seven-day period ending Dec. 31, 1997:.............................          $1.000873375

--------------
* Value includes additional shares acquired with dividends paid on the original shares.

Calculation:

    Ending account value:....................  $ 1.000873375
    Less beginning account value:............  $ 1.000000000
    Net change in account value:.............  $  .000873375

       Seven-day yield = $.000873375 x 365/7 = 4.55%
   Effective yield** = [1 + .000873375] 365/7 -1 = 4.66%

--------------
**  The effective yield assumes a year's compounding of the seven-day yield.

                  Statement of Additional Information Page 17

                                AIM DOLLAR FUND

The Fund's investment results may also be calculated for longer periods in accordance with the following method: by subtracting (a) the net asset value of one share at the beginning of the period, from (b) the net asset value of all shares an investor would own at the end of the period for the share held at the beginning of the period (assuming reinvestment of all dividends and distributions) and dividing by (c) the net asset value per share at the beginning of the period. The resulting percentage indicates the positive or negative rate of return that an investor would have earned from the reinvested dividends and distributions and any changes in share price during the period.


TOTAL RETURN QUOTATIONS


The standard formula for calculating total return, as described in the Prospectus, is as follows:



                          P(1+T)to the power of n=ERV



Where      P          =          a hypothetical initial payment of $1,000.
           T          =          average annual total return (assuming the applicable maximum sales load is deducted at the beginning of the 1, 5, or 10 year periods).
           n          =          number of years.
           ERV        =          ending redeemable value of a hypothetical $1,000 payment at the end of the 1, 5, or 10 year periods (or fractional portion of such period).



The Fund's standardized returns for its Class A shares, stated as average annualized total returns, at December 31, 1997, were as follows:



                                                                                                     STANDARDIZED AVERAGE
PERIOD                                                                                              ANNUALIZED TOTAL RETURN
-------------------------------------------------------------------------------------------------  -------------------------
Year ended Dec. 31, 1997.........................................................................              [4.62%
Five years ended Dec. 31, 1997...................................................................               3.93%
Ten years ended Dec. 31, 1997....................................................................               4.84%]



The Fund's standardized returns for its Advisor Class shares, stated as average annualized total returns, were as follows:



                                                                                                     STANDARDIZED AVERAGE
PERIOD                                                                                              ANNUALIZED TOTAL RETURN
-------------------------------------------------------------------------------------------------  -------------------------
Year ended Dec. 31, 1997.........................................................................              [4.61%
June 1, 1995 (commencement of operations) through Dec. 31, 1997..................................               4.67%]



Standard total return quotes may be accompanied by total return figures calculated by alternative methods. For example, average annual total return may be calculated without assuming payment of the full sales load according to the following formula:


                          P(1+U)to the power of n=ERV



Where      P          =          a hypothetical initial payment of $1,000.
           U          =          average annual total return assuming payment of only a stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period.
           n          =          number of years.
           ERV        =          ending redeemable value of a hypothetical $1,000 payment at the end of the stated
                                 period.



The Fund's non-standardized returns for its Class A shares, stated as average annualized total returns, at December 31, 1997, were as follows:



                                                                                                  NON-STANDARDIZED AVERAGE
PERIOD                                                                                             ANNUALIZED TOTAL RETURN
-----------------------------------------------------------------------------------------------  ---------------------------
Year ended Dec. 31, 1997.......................................................................               [4.62%
Five years ended Dec. 31, 1997.................................................................                3.93%
Ten years ended Dec. 31, 1997..................................................................                4.84%]



The Fund's non-standardized return for its Advisor Class shares, stated as average annualized total returns, at December 31, 1997, were as follows:



                                                                                                  NON-STANDARDIZED AVERAGE
PERIOD                                                                                             ANNUALIZED TOTAL RETURN
-----------------------------------------------------------------------------------------------  ---------------------------
Year ended Dec. 31, 1997.......................................................................               [4.61%
June 1, 1995 (commencement of operations) through Dec. 31, 1997................................                4.67%]


                  Statement of Additional Information Page 18

                                AIM DOLLAR FUND


Cumulative total return across a stated period may be calculated as follows:



                          P(1+V)to the power of n=ERV



Where      P          =          a hypothetical initial payment of $1,000.
           V          =          cumulative total return assuming payment of all of, a stated portion of, or none of, the applicable maximum sales load at the beginning of the stated period.
           n          =          number of years.
           ERV        =          ending redeemable value of a hypothetical $1,000 payment at the end of the stated
                                 period.



The Fund's non-standardized return for its Class A shares, stated as aggregate total return, at December 31, 1997, was as follows:



                                                                                                NON-STANDARDIZED AGGREGATE
PERIOD                                                                                                 TOTAL RETURN
---------------------------------------------------------------------------------------------  -----------------------------
Sept. 16, 1985 (commencement of operations) through Dec. 31, 1997............................               [82.77%]



The Fund's non-standardized return for its Advisor Class shares, stated as aggregate total return, at December 31, 1997, was as follows:



                                                                                               NON-STANDARDIZED AGGREGATE
PERIOD                                                                                                TOTAL RETURN
---------------------------------------------------------------------------------------------  ---------------------------
June 1, 1995 (commencement of operations) through Dec. 31, 1997..............................              [12.52%]


The Fund's investment results will vary from time to time depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund, so that current or past yield or total return figures should not be considered representative of what an investment in the Fund may earn in any future period. These factors and possible differences in the methods used in calculating investment results should be considered when comparing the Fund's investment results with those published for other investment companies and other investment vehicles. Investment results also should be considered relative to the risks associated with the investment objective and policies. The Fund's investment results will be calculated separately for Class A and Class B shares. The Fund will include performance data for both Class A and Class B shares of the Fund in any advertisement or information including performance data for the Fund.


PERFORMANCE INFORMATION


Total return and yield figures for the Fund are neither fixed nor guaranteed, and the Fund's principal is not insured. Performance quotations reflect historical information and should not be considered representative of the Fund's performance for any period in the future. Performance is a function of a number of factors which can be expected to fluctuate. The Fund may provide performance information in reports, sales literature and advertisements. The Fund may also, from time to time, quote information about the Fund published or aired by publications or other media entities which contain articles or segments relating to investment results or other data about the Fund. Such publications or media entities may include the following, among others:



Advertising Age
Barron's
Best's Review
Broker World
Business Week
Changing Times
Christian Science Monitor
CNBC
CNN
Consumer Reports


Economist
EuroMoney
FACS of the Week
Financial Planning


Financial Product News



Financial Services Week
Financial World


Forbes
Fortune
Global Finance
Hartford Courant Inc.
Insurance Forum
Institutional Investor
Insurance Week
Investor's Daily
Journal of the American


  Society of CLU & ChFC


Kiplinger Letter
Money



Mutual Fund Forecaster
Mutual Fund Magazine
Nation's Business
New York Times
PBS
Pension World
Pensions & Investments
Personal Investor
Philadelphia Inquirer
Smart Money
USA Today
U.S. News & World Report
Wall Street Journal
Washington Post


                  Statement of Additional Information Page 19

                                AIM DOLLAR FUND


The Fund and AIM Distributors may from time to time, in advertisements, sales literature and reports furnished to present or prospective shareholders, compare the Fund with the following, or compare the Fund's performance to performance data of similar mutual funds as published in the following, among others:



Bank Rate National Monitor Index
Bear Stearns Foreign Bond Index
Bond Buyer Index
CDA/Wiesenberger Investment Company Services
  (data and mutual fund rankings and
  comparisons)
CNBC/Financial News Composite Index
COFI
Consumer Price Index
Datastream
Donoghue's
Dow Jones Industrial Average
EAFE Index
First Boston High Yield Index
Fitch (publications)
Ibbotson Associates International Bond Index
International Bank for Reconstruction and
  Development (publications)
International Finance Corporation Emerging
  Markets Database
International Financial Statistics
Lehman Bond Indices
Lipper Analytical Data Services, Inc. (data and
  mutual fund rankings and comparisons)
Micropal, Inc. (data and mutual fund rankings and comparisons)


Moody's Investors Service (publications)
Morgan Stanley Capital International All
  Country (AC) World Index
Morgan Stanley Capital International World
  Indices
Morningstar, Inc. (data and mutual fund rankings
  and comparisons)
NASDAQ
Organization for Economic Cooperation and
  Development (publications)
Salomon Brothers Global Telecommunications
  Index
Salomon Brothers World Government Bond
  Index-Non-U.S.
Salomon Brothers World Government Bond Index
Standard & Poor's (publications)
Standard & Poor's 500 Composite Stock Price
  Index
Stangar
Wilshire Associates
World Bank (publications and reports)
The World Bank Publication of Trends in
  Developing Countries
Worldscope



The Fund may also compare its performance to rates on Certificates of Deposit and other fixed rate investments such as the following:



         10-year Treasuries
       30-year Treasuries
       30-day Treasury Bills



Information relating to foreign market performance, capitalization and diversification is based on sources believed to be reliable but may be subject to revision and has not been independently verified by the Fund or AIM Distributors. Advertising for the Fund may from time to time include discussions of general economic conditions and interest rates. Advertising for the Fund may also include reference to the use of the Fund as part of an individual's overall retirement investment program. From time to time, sales literature and/or advertisements for the Fund may disclose (i) the largest holdings in the Fund's portfolio, (ii) certain selling group members and/or (iii) certain institutional shareholders.



From time to time, the Fund's sales literature and/or advertisements may discuss generic topics pertaining to the mutual fund industry. This includes, but is not limited to, literature addressing general information about mutual funds, variable annuities, dollar-cost averaging, stocks, bonds, money markets, certificates of deposit, retirement, retirement plans, asset allocation, tax-free investing, college planning, and inflation.



Although performance data may be useful to prospective investors when comparing a Fund's performance with other funds and other potential investments, investors should note that the methods of computing performance of other potential investments are not necessarily comparable to the methods employed by a Fund.


                  Statement of Additional Information Page 20

                                AIM DOLLAR FUND

                          DESCRIPTION OF DEBT RATINGS

--------------------------------------------------------------------------------

COMMERCIAL PAPER RATINGS
    S&P. "A-1" and "A-2" are the two highest commercial paper rating categories:

        A-1. This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

        A-2. Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1".

    MOODY'S. "Prime-1" and "Prime-2" are the two highest commercial paper rating categories.

        Prime-1. Issuers (or supporting institutions) assigned this highest rating have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

        Prime-2. Issuers (or supporting institutions) assigned this rating have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

BOND RATINGS
    S&P: Its ratings for high quality bonds are as follows:

        An obligation rated "AAA" has the highest rating assigned by S&P. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

        An obligation rated "AA" differs from the highest rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

    MOODY'S: Its ratings for high quality bonds are as follows:

        Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

        Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

NOTE RATINGS
    S&P: The SP-1 rating denotes a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus (+) designation.

The SP-2 rating denotes a satisfactory capacity to pay principal and interest.

    MOODY'S: The MIG 1 designation denotes best quality. There is strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing.

The MIG 2 designation denotes high quality. Margins of protection are ample although not as large as in the preceding group.

                  Statement of Additional Information Page 21

                                AIM DOLLAR FUND

                              FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


The audited financial statements of the Fund as of December 31, 1997 and for the fiscal year then ended, and the unaudited financial statements as of June 30, 1998 and for the six months then ended, appear on the following pages.


                  Statement of Additional Information Page 22

                        AIM INVESTMENT PORTFOLIOS, INC.
                           PART C: OTHER INFORMATION


ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS


    (a) FINANCIAL STATEMENTS -- To be Filed.


    (b) EXHIBITS REQUIRED BY PART C, ITEM 24 OF FORM N-1A.


         (1)       Agreement and Declaration of Trust -- To be Filed.
         (2)       By-Laws -- To be Filed.
         (3)       Not Applicable.
         (4)       To be Filed.
         (5)(a)    Form of Investment Management and Administration Contract -- To be Filed.
         (5)(b)    Form of Investment Sub-Advisory and Sub-Administration Contract -- To be
                   Filed.
         (6)(a)    Form of Distribution Agreement with respect to Class A shares -- To be
                   Filed.
         (6)(b)    Form of Distribution Agreement with respect to Class B shares -- To be
                   Filed.
         (6)(c)    Form of Distribution Agreement with respect to Advisor Class shares -- To be Filed.
         (7)       Not Applicable.
         (8)(a)    Custodian Agreement between Registrant and State Street Bank and Trust
                   Company (1).
         (8)(b)    Letter Agreement Assigning Custodian Agreement -- To be Filed.
         (9)(a)    Transfer Agency Contract -- To be Filed.
         (9)(b)    Form of Fund Accounting and Pricing Agent Agreement -- Filed herewith.
         (9)(c)    Other material contracts:



                  (i) Form of Selected Dealer Agreement (3).



                  (ii) Form of Bank Sales Contract (3).



                 (iii) Form of Shareholder Service Agreement (3).



                 (iv) Form of Bank Shareholder Service Agreement (3).



                  (v) Form of Service Agreement for Bank Trust Department and
                      for Broker -- To be Filed.



        (10)(a)    Opinion and Consent of Counsel -- To be Filed.
        (10)(b)    Opinion and Consent of Delaware Counsel -- To be Filed.
        (11)       Consent of Coopers & Lybrand L.L.P., Independent Accountants -- To be
                   Filed.
        (12)       Not Applicable.
        (13)       Not Applicable.

        (14)(a)    IRA Application (3).
        (14)(b)    SEP and SARSEP IRA Adoption Agreement (3).
        (14)(c)    Profit Sharing/Money Purchase Pension Plan (3).
        (14)(d)    403(b) Plan (3).
        (14)(e)    SIMPLE IRA Application (3).
        (14)(f)    Roth IRA Application (3).
        (15)(a)    Form of Distribution Plan adopted pursuant to Rule 12b-1 with respect to
                   Class A shares (3).
        (15)(b)    Form of Distribution Plan adopted pursuant to Rule 12b-1 with respect to
                   Class B shares (3).
        (16)       Schedules of Computation of Performance Quotations relating to the Class A,
                   Class B and Advisor Class shares of the AIM Dollar Fund (1).
        (17)       Financial Data Schedule (2).
        (18)       Multiple Class Plan adopted pursuant to Rule 18f-3 -- Filed herewith.



Other Exhibits:
        (a)        Power of Attorney for Helge K. Lee and Michael A. Silver for AIM Investment
                   Portfolios, Inc. (2).


------------------------
(1) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 22 to the Registration Statement on Form N-1A, filed on April 24, 1997.

(2) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 23 to the Registration Statement on Form N-1A, filed on March 10, 1998.


(3) Incorporated by reference to the identically enumerated Exhibit of Post-Effective Amendment No. 25 to the Registration Statement on Form N-1A, filed on May 29, 1998.


ITEM 25. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

    None.

ITEM 26. NUMBER OF HOLDERS OF SECURITIES

    As of May 7, 1998:

TITLE OF CLASS                                                   NUMBER OF RECORD HOLDERS
--------------------------------------------------------------  ---------------------------
Shares of Common Stock, $0.01 par value, of
AIM Dollar Fund Class A.......................................               6,425
AIM Dollar Fund Class B.......................................               4,155
AIM Dollar Fund Advisor Class.................................                 257


ITEM 27. INDEMNIFICATION



    Article VII(g) of the Registrant's Articles of Incorporation provides for indemnification of certain persons acting on behalf of the Registrant.



    Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended ("1933 Act"), may be permitted to Directors, Officers and Controlling Persons by the Registrant's Articles of Incorporation, By-Laws, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act, and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issues.


ITEM 28. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER AND SUB-ADVISER


    See the material under the heading "Management" included in Part A (Prospectus) of this Amendment and the material appearing under the headings "Trustees and Executive Officers" and "Management" included in Part B (Statement of Additional Information) of this Amendment. Information as to the Directors and Officers of A I M Advisors, Inc. and INVESCO (NY), Inc. is included in Schedule A and Schedule D of Part I of each entity's Form ADV (File No. 801-12313 and File No. 801-10254, respectively), filed with the Securities and Exchange Commission, which are incorporated herein by reference thereto.


ITEM 29. PRINCIPAL UNDERWRITERS


    (a) A I M Distributors, Inc. is also the principal underwriter for the following other investment companies: AIM Advisor Funds, Inc. (which includes five funds: AIM Advisor Flex Fund, AIM Advisor International Value Fund, AIM Advisor Large Cap Value Fund, AIM Advisor Multiflex Fund and AIM Advisor Real Estate Fund); AIM Equity Funds, Inc. (which includes six funds: AIM Aggressive Growth Fund, AIM Blue Chip Fund, AIM Capital Development Fund, AIM Charter Fund, AIM Constellation Fund and AIM Weingarten Fund); AIM Funds Group (which includes nine funds: AIM Balanced Fund, AIM Global Utilities Fund, AIM High Yield Fund, AIM Income Fund, AIM Intermediate Government Fund, AIM Money Market Fund, AIM Municipal Bond Fund, AIM Select Growth Fund and AIM Value Fund); AIM International Funds, Inc. (which includes six funds: AIM Asian Growth Fund, AIM European Development Fund, AIM International Equity Fund, AIM Global Aggressive Growth Fund, AIM Global Growth Fund and AIM Global Income Fund); AIM Investment Securities Funds (which includes one fund: AIM Limited Maturity Treasury Fund); AIM Summit Fund, Inc.; AIM Tax-Exempt Funds, Inc. (which includes four funds:
AIM High Income Municipal Fund, AIM Tax-Exempt Bond Fund of Connecticut, AIM Tax-Exempt Cash Fund and AIM Tax-Free Intermediate Fund); AIM Variable Insurance Funds, Inc. (which includes thirteen funds: AIM V.I. Aggressive Growth Fund, AIM V.I. Balanced Fund, AIM V.I. Capital Appreciation Fund, AIM V.I. Capital Development Fund, AIM V.I. Diversified Income Fund, AIM V.I. Global Utilities Fund, AIM V.I. Government Securities Fund, AIM V.I. Growth Fund, AIM V.I. Growth and Income Fund, AIM V.I. High Yield Fund, AIM V.I. International Equity Fund, AIM V.I. Money Market Fund, AIM V.I. Value Fund); AIM Growth Series (which includes eight funds: AIM Small Cap Equity Fund, AIM America Value Fund, AIM Mid Cap Growth Fund, AIM Europe Growth Fund, AIM International Growth Fund, AIM Japan Growth Fund, AIM New Pacific Growth Fund and AIM Worldwide Growth Fund); AIM Investment Funds, Inc. (which includes thirteen funds: AIM Strategic Income Fund, AIM Global High Income Fund, AIM Global Government Income Fund, AIM Global Health Care Fund, AIM Global Growth & Income Fund, AIM Latin American Growth Fund, AIM Developing Markets Fund, AIM Emerging Markets Fund, AIM Global Telecommunications Fund, AIM Global Financial Services Fund, AIM Global Infrastructure Fund, AIM Global Resources Fund and AIM Global Consumer Products and Services Fund); AIM Series Trust (which includes one fund: AIM Global Trends
Fund); and GT Global Floating Rate Fund, Inc.

    (b) Directors and Officers of A I M Distributors, Inc.

    The business address of each person listed is 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173.

NAME AND PRINCIPAL                      POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                        PRINCIPAL UNDERWRITER
--------------------------------------  ------------------------------------------------------------------------

Charles T. Bauer                        Chairman of the Board of Directors

Michael J. Cemo                         President & Director

Gary T. Crum                            Director

Robert H. Graham                        Senior Vice President & Director

William G. Littlepage                   Senior Vice President & Director

John J. Caldwell                        Senior Vice President

Marilyn M. Miller                       Senior Vice President

James L. Salners                        Senior Vice President

Gordon J. Sprague                       Senior Vice President

Michael C. Vessels                      Senior Vice President

B.J. Thompson                           First Vice President

James R. Anderson                       Vice President

John J. Arthur                          Vice President & Treasurer

Mary K. Coleman                         Vice President

Melville B. Cox                         Vice President & Chief Compliance Officer

Charles R. Dewey                        Vice President

Sidney M. Dilgren                       Vice President

Tony D. Green                           Vice President

William H. Kleh                         Vice President

Ofelia M. Mayo                          Vice President, General Counsel & Assistant Secretary

Terri L. Ransdell                       Vice President

Carol F. Relihan                        Vice President

Kamala C. Sachidanandan                 Vice President

NAME AND PRINCIPAL                      POSITIONS AND OFFICES WITH
BUSINESS ADDRESS                        PRINCIPAL UNDERWRITER
--------------------------------------  ------------------------------------------------------------------------
Frank V. Serebrin                       Vice President

Christopher T. Simutis                  Vice President

Robert D. Van Sant, Jr.                 Vice President

Gary K. Wendler                         Vice President

David E. Hessel                         Assistant Vice President, Assistant Treasurer & Controller

Kathleen J. Pflueger                    Secretary

Luke P. Beausoleil                      Assistant Vice President

Tisha B. Christopher                    Assistant Vice President

Glenda A. Dayton                        Assistant Vice President

Kathleen M. Douglas                     Assistant Vice President

Terri N. Fiedler                        Assistant Vice President

Mary E. Gentempo                        Assistant Vice President

Jeffrey L. Horne                        Assistant Vice President

Melissa E. Hudson                       Assistant Vice President

Jodie L. Johnson                        Assistant Vice President

Kathryn A. Jordan                       Assistant Vice President

Wayne W. LaPlante                       Assistant Vice President

Kim T. Lankford                         Assistant Vice President

Ivy B. McLemore                         Assistant Vice President

David B. O'Neil                         Assistant Vice President

Patricia M. Shyman                      Assistant Vice President

Nicholas D. White                       Assistant Vice President

Norman W. Woodson                       Assistant Vice President

Nancy L. Martin                         Assistant General Counsel & Assistant Secretary

Samuel D. Sirko                         Assistant General Counsel & Assistant Secretary

Stephen I. Winer                        Assistant Secretary

    (c) None.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS


    Accounts, books and other records required by Rules 31a-1 and 31a-2 under the Investment Company Act of 1940, as amended, are maintained and held in the offices of the Registrant and its sub-adviser, INVESCO (NY), Inc., 50 California Street, 27th Floor, San Francisco, CA 94111.



    Records covering shareholder accounts and portfolio transactions are also maintained and kept by the Registrant's Transfer Agent, A I M Fund Services, Inc., 11 Greenway Plaza, Suite 100, Houston, Texas 77046, and by the Registrant's Custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, MA 02110.


ITEM 31. MANAGEMENT SERVICES

    Not applicable.

ITEM 32. UNDERTAKINGS

    Not applicable.

                                   SIGNATURES



    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment to this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of San Francisco, and the State of California, on the 6th day of July, 1998.


                                          AIM INVESTMENT PORTFOLIOS, INC.

                                          By: William J. Guilfoyle*
                                             President


    Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed below by the following persons in the capacities indicated on the 6th day of July, 1998.


William J. Guilfoyle*                         President, Director and
                                              Chairman of the Board
                                              (Principal Executive Officer)

  /s/  KENNETH W. CHANCEY                     Vice President and
-------------------------------------------   Principal Accounting Officer
Kenneth W. Chancey

C. Derek Anderson*                            Director

Arthur C. Patterson*                          Director

Frank S. Bayley*                              Director

Ruth H. Quigley*                              Director

Robert G. Wade, Jr.*                          Director

*By:   /s/  MICHAEL A. SILVER
------------------------------------------
     Michael A. Silver
     Attorney-in-Fact, pursuant to
     Power of Attorney previously filed